UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08629

HARTFORD SERIES FUND, INC.

(Exact name of registrant as specified in charter)

690 Lee Road, Wayne, PA 19087

(Address of Principal Executive Offices) (Zip Code)

Thomas R. Phillips, Esq.

Hartford Funds Management Company, LLC

690 Lee Road

Wayne, PA 19087

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (610) 386-4068

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Hartford Balanced HLS Fund
Schedule of Investments September 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 68.2%
	Banks - 6.5%
1,094,340	Bank of America Corp.	$32,239,256
443,280	Citigroup, Inc.	31,800,907
349,610	JP Morgan Chase & Co.	39,449,993
133,650	PNC Financial Services Group, Inc.	18,201,794
443,120	Wells Fargo & Co.	23,290,387

		144,982,337

	Capital Goods - 4.9%
137,870	Caterpillar, Inc.	21,023,796
232,150	Eaton Corp. plc	20,134,369
277,570	Fortune Brands Home & Security, Inc.	14,533,565
148,290	Ingersoll-Rand plc	15,170,067
46,010	Lockheed Martin Corp.	15,917,620
160,670	United Technologies Corp.	22,463,273

		109,242,690

	Consumer Durables & Apparel - 0.6%
267,050	Newell Brands, Inc.	5,421,115
242,600	Skechers USA, Inc. Class A*	6,775,818

		12,196,933

	Consumer Services - 1.3%
203,816	Hilton Worldwide Holdings, Inc.	16,464,256
231,750	Norwegian Cruise Line Holdings Ltd.*	13,309,403

		29,773,659

	Diversified Financials - 1.1%
580,530	Invesco Ltd.	13,282,527
764,820	UBS Group AG*	12,075,460

		25,357,987

	Energy - 4.8%
240,175	Chevron Corp.	29,368,599
150,610	EOG Resources, Inc.	19,213,318
154,000	Exxon Mobil Corp.	13,093,080
393,430	Halliburton Co.	15,945,718
86,710	Pioneer Natural Resources Co.	15,104,015
393,440	Suncor Energy, Inc.	15,222,193

		107,946,923

	Food & Staples Retailing - 0.6%
465,730	US Foods Holding Corp.*	14,353,799

	Food, Beverage & Tobacco - 2.5%
279,346	British American Tobacco plc	13,023,249
153,106	Kraft Heinz Co.	8,437,672
334,320	Mondelez International, Inc. Class A	14,362,387
232,610	Philip Morris International, Inc.	18,967,019

		54,790,327

	Health Care Equipment & Services - 5.4%
55,750	Anthem, Inc.	15,278,288
383,270	Boston Scientific Corp.*	14,755,895
373,230	Koninklijke Philips N.V.	17,012,371
278,465	Medtronic plc	27,392,602
110,260	UnitedHealth Group, Inc.	29,333,570
128,060	Universal Health Services, Inc. Class B	16,371,190

		120,143,916

	Household & Personal Products - 0.7%
269,680	Unilever N.V.	14,980,724

	Insurance - 2.3%
412,020	American International Group, Inc.	21,935,945
137,540	Intact Financial Corp.	11,436,376

Hartford Balanced HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

216,040	Marsh & McLennan Cos., Inc.	$17,870,829

		51,243,150

	Materials - 2.6%
411,900	DowDuPont, Inc.	26,489,289
190,720	FMC Corp.	16,626,970
304,420	International Paper Co.	14,962,243

		58,078,502

	Media & Entertainment - 5.6%
61,345	Alphabet, Inc. Class C*	73,213,417
924,030	Comcast Corp. Class A	32,719,902
590,810	Viacom, Inc. Class B	19,945,746

		125,879,065

	Pharmaceuticals, Biotechnology & Life Sciences - 7.1%
117,080	Allergan plc	22,301,398
450,710	AstraZeneca plc ADR	17,834,595
398,020	Bristol-Myers Squibb Co.	24,709,082
126,130	Eisai Co., Ltd.	12,287,227
263,340	Eli Lilly & Co.	28,259,015
90,100	Nektar Therapeutics*	5,492,496
188,520	Novartis AG	16,227,510
66,825	Roche Holding AG	16,159,307
74,070	Vertex Pharmaceuticals, Inc.*	14,276,252

		157,546,882

	Real Estate - 0.8%
526,964	Park Hotels & Resorts, Inc. REIT	17,294,958

	Retailing - 4.4%
11,702,200	Allstar Co.*(1)(2)(3)(4)	8,425,584
7,520	Booking Holdings, Inc.*	14,919,680
153,060	Home Depot, Inc.	31,706,379
691,040	Qurate Retail, Inc.*	15,347,998
209,860	TJX Cos., Inc.	23,508,517
67,006	Tory Burch LLC*(1)(2)(3)(4)	4,175,155

		98,083,313

	Semiconductors & Semiconductor Equipment - 4.7%
194,730	Analog Devices, Inc.	18,004,736
60,010	Broadcom, Inc.	14,806,267
495,870	Intel Corp.	23,449,692
249,700	Maxim Integrated Products, Inc.	14,080,583
476,470	QUALCOMM, Inc.	34,320,134

		104,661,412

	Software & Services - 3.9%
192,900	Cognizant Technology Solutions Corp. Class A	14,882,235
628,220	Microsoft Corp.	71,849,521

		86,731,756

	Technology Hardware & Equipment - 4.1%
86,640	Apple, Inc.	19,558,114
718,260	Cisco Systems, Inc.	34,943,349
229,160	NetApp, Inc.	19,682,552
3,167,170	Nokia Oyj	17,608,723

		91,792,738

	Telecommunication Services - 1.3%
548,420	Verizon Communications, Inc.	29,280,144

	Transportation - 1.4%
190,820	Union Pacific Corp.	31,071,221

	Utilities - 1.6%
217,570	NextEra Energy, Inc.	36,464,732

	Total Common Stocks (cost $1,096,792,504)	$1,521,897,168

Hartford Balanced HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

Asset & Commercial Mortgage Backed Securities - 3.4%
	Asset-Backed - Automobile - 0.4%
$ 248,656	ARI Fleet Lease Trust 1.91%, 04/15/2026(2)	$247,083
655,000	Canadian Pacer Auto Receivables Trust 2.05%, 03/19/2021(2)	650,208
	Chesapeake Funding LLC
1,042,339	1.91%, 08/15/2029(2)	1,031,300
762,147	1 mo. USD LIBOR + 0.450%, 2.61%, 05/15/2029(2)(5)	763,719
1,011,191	1 mo. USD LIBOR + 1.000%, 3.16%, 06/15/2028(2)(5)	1,015,084
	Enterprise Fleet Financing LLC
684,555	1.97%, 01/20/2023(2)	679,825
317,473	2.13%, 07/20/2022(2)	315,867
880,944	2.13%, 05/22/2023(2)	873,154
	First Investors Auto Owner Trust
177,691	1.86%, 10/15/2021(2)	177,006
677,481	2.00%, 03/15/2022(2)	673,703
645,000	OneMain Direct Auto Receivables Trust 2.31%, 12/14/2021(2)	641,547
	Securitized Term Auto Receivables Trust
786,597	1.52%, 03/25/2020(2)	783,496
550,000	2.04%, 04/26/2021(2)	543,217
	Wheels SPV LLC
95,472	1.59%, 05/20/2025(2)	95,176
593,148	1.88%, 04/20/2026(2)	588,123

		9,078,508

	Asset-Backed - Finance & Insurance - 2.1%
2,455,131	Ajax Mortgage Loan Trust 3.16%, 09/25/2056(2)(6)	2,395,701
1,780,000	ALM VI Ltd. 3 mo. USD LIBOR + 1.400%, 3.75%, 07/15/2026(2)(5)	1,771,634
3,480,000	Atlas Senior Loan Fund Ltd. 3 mo. USD LIBOR + 1.300%, 3.64%, 01/16/2030(2)(5)	3,470,889
1,237,770	Bayview Koitere Fund Trust 3.50%, 07/28/2057(2)(6)	1,226,347
	Bayview Opportunity Master Fund Trust
639,008	3.50%, 01/28/2055(2)(6)	634,629
666,669	3.50%, 06/28/2057(2)(6)	662,496
627,422	4.00%, 11/28/2053(2)(6)	629,130
856,421	4.00%, 10/28/2064(2)(6)	858,140
2,000,000	BlueMountain CLO Ltd. 3 mo. USD LIBOR + 1.600%, 3.94%, 10/15/2026(2)(5)	1,997,976
3,500,000	CIFC Funding Ltd. 3 mo. USD LIBOR + 1.050%, 3.16%, 04/24/2030(2)(5)	3,488,706
	Ford Credit Floorplan Master Owner Trust
2,575,000	1.75%, 07/15/2021	2,550,077
430,000	2.09%, 03/15/2022(2)	423,607
	GreatAmerica Leasing Receivables Funding LLC
1,040,000	2.36%, 01/20/2023(2)	1,026,473
470,000	2.60%, 06/15/2021(2)	465,693
332,000	2.83%, 06/17/2024(2)	327,551
1,465,000	KKR CLO Ltd. 3 mo. USD LIBOR + 1.340%, 3.68%, 04/15/2029(2)(5)	1,468,248
	Madison Park Funding Ltd.
2,635,000	3 mo. USD LIBOR + 0.750%, 3.09%, 04/15/2029(2)(5)	2,610,552
4,000,000	3 mo. USD LIBOR + 1.120%, 3.47%, 07/20/2026(2)(5)	3,998,660
2,690,000	Magnetite VII Ltd. 3 mo. USD LIBOR + 0.800%, 3.14%, 01/15/2028(2)(5)	2,668,787
	MMAF Equipment Finance LLC
194,125	1.73%, 05/18/2020(2)	193,637
665,000	2.21%, 10/17/2022(2)	653,858
1,000,000	2.21%, 12/15/2032(2)	956,990
	Nationstar HECM Loan Trust
193,496	1.97%, 05/25/2027(2)	193,126
232,978	2.04%, 09/25/2027(2)(6)	232,148

Hartford Balanced HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

$ 2,465,000	Octagon Loan Funding Ltd. 3 mo. USD LIBOR + 1.140%, 3.46%, 11/18/2026(2)(5)	$2,464,411
	OneMain Financial Issuance Trust
440,000	3.66%, 02/20/2029(2)	441,346
393,037	4.10%, 03/20/2028(2)	395,108
1,565,000	SBA Tower Trust 2.90%, 10/11/2044(2)(7)	1,561,857
	Springleaf Funding Trust
440,000	2.90%, 11/15/2029(2)	438,808
745,652	3.16%, 11/15/2024(2)	745,681
755,000	3.48%, 05/15/2028(2)	753,673
1,965,000	SPS Servicer Advance Receivables Trust 2.53%, 11/16/2048(2)	1,966,431
	Towd Point Mortgage Trust
1,142,358	2.75%, 10/25/2056(2)(6)	1,118,441
291,569	2.75%, 04/25/2057(2)(6)	286,093
822,130	2.75%, 06/25/2057(2)(6)	799,007
399,924	3.00%, 01/25/2058(2)(6)	392,353
810,246	Vantage Data Centers Issuer LLC 4.07%, 02/16/2043(2)	810,715

		47,078,979

	Commercial Mortgage - Backed Securities - 0.5%
840,000	BAMLL Commercial Mortgage Securities Trust 4.09%, 08/10/2038(2)(6)	856,640
	CSAIL Commercial Mortgage Trust
2,000,000	3.50%, 06/15/2057	1,973,902
3,400,000	3.51%, 04/15/2050	3,376,472
2,220,000	CSMC Trust 2.76%, 04/05/2033(2)	2,181,332
	FREMF Mortgage Trust
230,000	3.26%, 04/25/2046(2)(6)	229,293
385,000	3.47%, 05/25/2045(2)(6)	384,927
525,000	5.69%, 04/25/2020(2)(6)	540,187
710,000	JP Morgan Chase Commercial Mortgage Securities Trust 3.91%, 01/15/2049	717,896
1,000,000	SFAVE Commercial Mortgage Securities Trust 4.14%, 01/05/2043(2)(6)	947,706

		11,208,355

	Whole Loan Collateral CMO - 0.4%
403,998	Angel Oak Mortgage Trust LLC 2.71%, 11/25/2047(2)(6)	401,196
	COLT Mortgage Loan Trust
726,012	2.93%, 02/25/2048(2)(6)	722,181
555,000	3.69%, 10/26/2048(2)(6)	555,984
	Deephaven Residential Mortgage Trust
513,126	2.45%, 06/25/2047(2)(6)	509,572
457,865	2.58%, 10/25/2047(2)(6)	453,776
215,353	2.73%, 12/26/2046(2)(6)	214,534
744,094	2.98%, 12/25/2057(2)(6)	738,873
339,132	Finance of America Structured Securities Trust 2.32%, 11/25/2027(2)(6)	338,709
773,856	MetLife Securitization Trust 3.00%, 04/25/2055(2)(6)	751,649
	Mill City Mortgage Loan Trust
357,111	2.50%, 04/25/2057(2)(6)	348,703
906,009	2.75%, 01/25/2061(2)(6)	884,906
1,075,606	New Residential Mortgage Loan Trust 4.00%, 04/25/2057(2)(6)	1,080,178
799,198	Towd Point Mortgage Trust 2.25%, 04/25/2056(2)(6)	779,716

		7,779,977

	Total Asset & Commercial Mortgage Backed Securities (cost $76,384,917)	$75,145,819

Hartford Balanced HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

Corporate Bonds - 18.0%
	Aerospace/Defense - 0.2%
$ 850,000	BAE Systems Holdings, Inc. 3.85%, 12/15/2025(2)	$833,833
2,345,000	General Dynamics Corp. 2.88%, 05/11/2020	2,339,335
	Lockheed Martin Corp.
500,000	4.07%, 12/15/2042	486,021
256,000	4.50%, 05/15/2036	266,846
560,000	4.85%, 09/15/2041	601,886
685,000	United Technologies Corp. 3.95%, 08/16/2025	681,758

		5,209,679

	Agriculture - 0.4%
	Altria Group, Inc.
560,000	4.50%, 05/02/2043	540,921
1,995,000	4.75%, 05/05/2021	2,062,347
2,160,000	BAT Capital Corp. 3.56%, 08/15/2027(2)	2,011,496
	BAT International Finance plc
685,000	2.75%, 06/15/2020(2)	677,855
2,775,000	3.25%, 06/07/2022(2)	2,722,908
290,000	3.50%, 06/15/2022(2)	287,018
1,065,000	Imperial Brands Finance plc 3.75%, 07/21/2022(2)	1,060,193
325,000	Philip Morris International, Inc. 4.88%, 11/15/2043	331,530

		9,694,268

	Airlines - 0.2%
2,903,609	Continental Airlines, Inc. 5.98%, 10/19/2023	3,057,442
1,790,441	Southwest Airlines Co. 6.15%, 02/01/2024	1,886,337
170,000	United Airlines Class B Pass Through Trust 4.60%, 09/01/2027	169,665

		5,113,444

	Auto Manufacturers - 0.5%
	Daimler Finance North America LLC
150,000	2.25%, 07/31/2019(2)	149,177
1,440,000	2.30%, 02/12/2021(2)	1,402,445
4,200,000	Ford Motor Credit Co. LLC 3.10%, 05/04/2023	3,942,665
	General Motors Financial Co., Inc.
3,185,000	3.70%, 05/09/2023	3,111,985
1,245,000	3.95%, 04/13/2024	1,210,822
580,000	Volkswagen Group of America Finance LLC 2.45%, 11/20/2019(2)	574,586

		10,391,680

	Beverages - 0.3%
	Anheuser-Busch InBev Finance, Inc.
1,750,000	3.65%, 02/01/2026	1,700,468
310,000	4.70%, 02/01/2036	310,416
280,000	4.90%, 02/01/2046	283,170
	Anheuser-Busch InBev Worldwide, Inc.
1,125,000	3.50%, 01/12/2024	1,113,290
220,000	4.38%, 04/15/2038	211,707
	Coca-Cola Femsa S.A.B. de C.V.
530,000	2.38%, 11/26/2018	528,606
1,300,000	3.88%, 11/26/2023	1,300,247
245,000	Constellation Brands, Inc. 2.70%, 05/09/2022	236,245

Hartford Balanced HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

$ 765,000	Molson Coors Brewing Co. 3.50%, 05/01/2022	$758,478

		6,442,627

	Biotechnology - 0.1%
1,340,000	Biogen, Inc. 2.90%, 09/15/2020	1,333,059
	Celgene Corp.
230,000	2.25%, 05/15/2019	229,193
770,000	3.55%, 08/15/2022	767,692
335,000	Gilead Sciences, Inc. 2.55%, 09/01/2020	331,633

		2,661,577

	Chemicals - 0.2%
2,740,000	CNAC HK Synbridge Co., Ltd. 5.00%, 05/05/2020	2,757,645
1,950,000	Nutrien Ltd. 3.15%, 10/01/2022	1,896,183

		4,653,828

	Commercial Banks - 4.9%
	Banco Santander S.A.
1,200,000	3.13%, 02/23/2023	1,138,875
600,000	3.85%, 04/12/2023	586,199
	Bank of America Corp.
1,220,000	2.63%, 10/19/2020	1,205,262
1,799,000	3 mo. USD LIBOR + 1.040%, 3.42%, 12/20/2028(5)	1,688,523
1,610,000	3 mo. USD LIBOR + 1.370%, 3.59%, 07/21/2028(5)	1,534,981
2,950,000	4.20%, 08/26/2024	2,963,792
2,020,000	Bank of New York Mellon Corp. 2.15%, 02/24/2020	1,997,500
2,830,000	Banque Federative du Credit Mutuel S.A. 2.75%, 10/15/2020(2)	2,789,533
2,740,000	Barclays plc 3.20%, 08/10/2021	2,689,765
1,660,000	BB&T Corp. 3.20%, 09/03/2021	1,650,168
	BNP Paribas S.A.
2,075,000	2.40%, 12/12/2018	2,075,107
1,000,000	3.38%, 01/09/2025(2)	946,657
2,410,000	3.50%, 11/16/2027(2)	2,219,218
	BPCE S.A.
365,000	2.50%, 12/10/2018	365,045
2,025,000	3.50%, 10/23/2027(2)	1,845,409
2,225,000	5.15%, 07/21/2024(2)	2,262,887
3,625,000	5.70%, 10/22/2023(2)	3,778,055
2,875,000	Capital One Financial Corp. 3.75%, 04/24/2024	2,824,312
	Citigroup, Inc.
1,220,000	2.50%, 07/29/2019	1,217,316
2,355,000	3 mo. USD LIBOR + 1.151%, 3.52%, 10/27/2028(5)	2,214,292
533,000	5.30%, 05/06/2044	557,333
290,000	8.13%, 07/15/2039	418,605
1,695,000	Citizens Bank NA 2.55%, 05/13/2021	1,651,286
505,000	Compass Bank 2.75%, 09/29/2019	503,478
	Credit Agricole S.A.
950,000	2.50%, 04/15/2019(2)	948,680
1,025,000	3.25%, 10/04/2024(2)	960,587
535,000	3.75%, 04/24/2023(2)	525,030
790,000	4.38%, 03/17/2025(2)	772,614
	Credit Suisse AG
945,000	2.30%, 05/28/2019	942,047
855,000	3.00%, 10/29/2021	843,004
250,000	3.63%, 09/09/2024	246,395

Hartford Balanced HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

	Credit Suisse Group AG
$ 530,000	3.57%, 01/09/2023(2)	$519,399
345,000	3 mo. USD LIBOR + 1.240%, 3.57%, 06/12/2024(2)(5)	346,949
260,000	3 mo. USD LIBOR + 1.410%, 3.87%, 01/12/2029(2)(5)	244,485
	Credit Suisse Group Funding Guernsey Ltd.
1,425,000	3.75%, 03/26/2025	1,374,413
1,885,000	3.80%, 09/15/2022	1,875,963
775,000	Danske Bank A/S 3.88%, 09/12/2023(2)	759,061
	Deutsche Bank AG
1,925,000	3.15%, 01/22/2021	1,881,117
2,210,000	4.25%, 10/14/2021	2,196,121
	Goldman Sachs Group, Inc.
250,000	3 mo. USD LIBOR + 1.158%, 3.81%, 04/23/2029(5)	238,477
2,590,000	6.25%, 02/01/2041	3,113,007
	HSBC Holdings plc
1,030,000	3.40%, 03/08/2021	1,027,994
4,625,000	3.60%, 05/25/2023	4,578,999
590,000	3 mo. USD LIBOR + 1.535%, 4.58%, 06/19/2029(5)	590,009
1,490,000	Huntington National Bank 2.40%, 04/01/2020	1,470,778
	ING Groep N.V.
345,000	3.15%, 03/29/2022	336,520
1,100,000	3.95%, 03/29/2027	1,055,817
	JP Morgan Chase & Co.
2,240,000	3.25%, 09/23/2022	2,220,195
2,000,000	4.95%, 03/25/2020	2,052,104
2,600,000	Korea Development Bank 2.50%, 03/11/2020	2,570,388
470,000	Macquarie Bank Ltd. 2.40%, 01/21/2020(2)	464,250
2,215,000	Macquarie Group Ltd. 3 mo. USD LIBOR + 1.330%, 4.15%, 03/27/2024(2)(5)	2,205,677
	Morgan Stanley
4,875,000	2.50%, 01/24/2019	4,872,224
1,450,000	3.13%, 07/27/2026	1,350,906
1,800,000	3.63%, 01/20/2027(6)	1,728,492
1,000,000	3.70%, 10/23/2024	984,606
250,000	5.63%, 09/23/2019	256,219
4,250,000	National City Corp. 6.88%, 05/15/2019	4,359,465
4,905,000	NBK SPC Ltd. 2.75%, 05/30/2022(2)	4,721,062
1,755,000	Santander Holdings USA, Inc. 3.40%, 01/18/2023	1,692,394
1,375,000	Santander UK plc 2.50%, 03/14/2019	1,374,256
1,775,000	Societe Generale S.A. 3.25%, 01/12/2022(2)(8)	1,733,679
640,000	SunTrust Bank 3.30%, 05/15/2026	602,417
	UBS Group Funding Switzerland AG
1,665,000	2.95%, 09/24/2020(2)	1,649,183
1,900,000	3.00%, 04/15/2021(2)	1,871,813
	Wells Fargo & Co.
4,344,000	4.48%, 01/16/2024	4,445,761
850,000	4.75%, 12/07/2046	846,741

		109,972,896

	Commercial Services - 0.4%
	Catholic Health Initiatives
1,854,000	2.95%, 11/01/2022	1,788,220
245,000	4.35%, 11/01/2042	220,752
	ERAC USA Finance LLC
655,000	2.35%, 10/15/2019(2)	650,921
1,800,000	4.50%, 08/16/2021(2)	1,840,247

Hartford Balanced HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

$ 1,500,000	5.63%, 03/15/2042(2)	$1,639,894
2,545,000	Total System Services, Inc. 3.80%, 04/01/2021	2,553,705

		8,693,739

	Diversified Financial Services - 0.7%
1,655,000	Capital One Bank USA NA 2.15%, 11/21/2018	1,654,106
2,475,000	CDP Financial, Inc. 4.40%, 11/25/2019(2)	2,515,796
1,910,000	LeasePlan Corp. N.V. 2.88%, 01/22/2019(2)	1,908,542
6,929,923	Postal Square L.P. 8.95%, 06/15/2022	7,692,949
	Synchrony Financial
2,045,000	2.60%, 01/15/2019	2,043,320
520,000	2.70%, 02/03/2020	514,167
355,000	3.00%, 08/15/2019	354,277

		16,683,157

	Electric - 1.9%
1,960,000	Cleveland Electric Illuminating Co. 3.50%, 04/01/2028(2)	1,848,662
	Dominion Energy, Inc.
725,000	2.96%, 07/01/2019(7)	724,638
2,850,000	3.63%, 12/01/2024	2,785,709
1,750,000	4.10%, 04/01/2021(7)	1,762,593
1,200,000	Duke Energy Carolinas LLC 6.10%, 06/01/2037	1,454,709
855,000	Duke Energy Corp. 2.65%, 09/01/2026	773,047
1,375,000	Electricite de France S.A. 10 year USD Swap + 3.041%, 5.63%, 01/22/2024(2)(5)(9)	1,361,250
365,000	Emera U.S. Finance L.P. 2.70%, 06/15/2021	354,327
1,000,000	FirstEnergy Corp. 3.90%, 07/15/2027	972,759
1,705,000	Fortis, Inc. 3.06%, 10/04/2026	1,564,502
	Georgia Power Co.
100,000	4.30%, 03/15/2042	94,966
245,000	4.75%, 09/01/2040	246,627
1,275,000	Indianapolis Power and Light Co. 6.60%, 06/01/2037(2)	1,594,382
515,000	Infraestructura Energetica Nova S.A.B. de C.V. 4.88%, 01/14/2048(2)	446,119
750,000	Oglethorpe Power Corp. 5.25%, 09/01/2050	799,158
	Oncor Electric Delivery Co. LLC
385,000	2.95%, 04/01/2025	369,636
1,185,000	4.10%, 06/01/2022	1,210,757
	Pacific Gas & Electric Co.
695,000	3.85%, 11/15/2023	689,428
45,000	4.30%, 03/15/2045	41,188
310,000	4.75%, 02/15/2044	301,685
720,000	5.13%, 11/15/2043	738,327
1,380,000	5.40%, 01/15/2040	1,473,779
996,000	5.80%, 03/01/2037	1,111,030
320,000	6.25%, 03/01/2039	368,848
55,000	6.35%, 02/15/2038	64,297
	SCANA Corp.
2,031,000	4.13%, 02/01/2022(8)	2,002,934
2,780,000	4.75%, 05/15/2021(8)	2,795,027
1,100,000	6.25%, 04/01/2020	1,128,145
	South Carolina Electric & Gas Co.
395,000	3.50%, 08/15/2021	395,175
465,000	4.25%, 08/15/2028	463,127

Hartford Balanced HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

$ 215,000	4.35%, 02/01/2042	$205,656
205,000	4.60%, 06/15/2043	203,483
1,180,000	6.05%, 01/15/2038	1,334,012
185,000	6.63%, 02/01/2032	217,393
2,000,000	Southern California Edison Co. 5.55%, 01/15/2037	2,239,574
	Southern Co.
1,450,000	2.75%, 06/15/2020	1,435,861
2,050,000	2.95%, 07/01/2023	1,969,256
	State Grid Overseas Investment Ltd.
1,795,000	2.75%, 05/07/2019(2)	1,789,091
1,485,000	2.75%, 05/04/2022(2)	1,435,674
1,490,000	3.50%, 05/04/2027(2)	1,419,546

		42,186,377

	Engineering & Construction - 0.1%
	SBA Tower Trust
1,235,000	2.88%, 07/10/2046(2)	1,214,285
225,000	3.45%, 03/15/2048(2)	221,733

		1,436,018

	Food - 0.3%
	Kraft Heinz Foods Co.
530,000	3.00%, 06/01/2026	483,786
2,030,000	4.00%, 06/15/2023	2,035,783
1,890,000	4.38%, 06/01/2046	1,669,245
	Kroger Co.
620,000	3.30%, 01/15/2021	620,038
1,065,000	4.00%, 02/01/2024	1,065,409
250,000	4.45%, 02/01/2047	228,912
680,000	Sigma Alimentos S.A. de C.V. 4.13%, 05/02/2026(2)	652,460

		6,755,633

	Gas - 0.1%
330,000	Boston Gas Co. 3.15%, 08/01/2027(2)	311,460
1,870,000	KeySpan Gas East Corp. 2.74%, 08/15/2026(2)	1,720,933

		2,032,393

	Healthcare-Products - 0.1%
	Medtronic, Inc.
545,000	2.50%, 03/15/2020	541,370
775,000	3.15%, 03/15/2022	769,739
1,230,000	3.50%, 03/15/2025	1,219,772
310,000	3.63%, 03/15/2024	311,496

		2,842,377

	Healthcare-Services - 0.6%
	Anthem, Inc.
421,000	3.30%, 01/15/2023	415,410
1,360,000	4.10%, 03/01/2028	1,339,480
675,000	4.65%, 08/15/2044	664,165
590,000	Catholic Health Initiatives 4.20%, 08/01/2023	594,122
	Dignity Health
180,000	2.64%, 11/01/2019	178,878
714,000	3.81%, 11/01/2024	705,606
1,353,000	4.50%, 11/01/2042	1,266,572
955,000	Halfmoon Parent, Inc. 4.38%, 10/15/2028(2)	952,218
1,770,000	Humana, Inc. 2.90%, 12/15/2022	1,714,946
521,000	Kaiser Foundation Hospitals 3.50%, 04/01/2022	522,015
1,400,000	Mercy Health 3.56%, 08/01/2027	1,344,710

Hartford Balanced HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

$ 465,000	Providence St Joseph Health Obligated Group 3.93%, 10/01/2048	$433,526
175,000	Stanford Health Care 3.80%, 11/15/2048	165,626
	UnitedHealth Group, Inc.
920,000	3.35%, 07/15/2022	918,720
1,440,000	3.75%, 07/15/2025	1,446,847
910,000	3.85%, 06/15/2028	912,238

		13,575,079

	Household Products - 0.2%
3,566,208	Procter & Gamble Co. 9.36%, 01/01/2021	3,820,309

	Insurance - 0.4%
1,000,000	Berkshire Hathaway, Inc. 2.75%, 03/15/2023	976,650
	Chubb INA Holdings, Inc.
495,000	2.30%, 11/03/2020	485,996
840,000	3.35%, 05/15/2024	826,004
200,000	Five Corners Funding Trust 4.42%, 11/15/2023(2)	205,249
550,000	Liberty Mutual Group, Inc. 4.25%, 06/15/2023(2)	556,118
	MetLife, Inc.
2,205,000	3.60%, 04/10/2024	2,212,796
795,000	4.88%, 11/13/2043	835,988
2,220,000	Trinity Acquisition plc 4.40%, 03/15/2026	2,208,804

		8,307,605

	Internet - 0.3%
	Alibaba Group Holding Ltd.
200,000	2.50%, 11/28/2019	198,960
1,775,000	3.40%, 12/06/2027	1,654,468
1,045,000	3.60%, 11/28/2024	1,027,513
	Amazon.com, Inc.
1,250,000	2.50%, 11/29/2022	1,210,890
1,020,000	4.80%, 12/05/2034	1,112,727
480,000	4.95%, 12/05/2044	536,812
1,095,000	Tencent Holdings Ltd. 3.60%, 01/19/2028(2)	1,036,431

		6,777,801

	IT Services - 0.1%
	Apple, Inc.
546,000	3.25%, 02/23/2026	533,689
1,360,000	3.45%, 05/06/2024	1,360,655

		1,894,344

	Lodging - 0.1%
1,900,000	Marriott International, Inc. 2.88%, 03/01/2021	1,871,341

	Machinery - Construction & Mining - 0.1%
1,500,000	Caterpillar Financial Services Corp. 3.30%, 06/09/2024	1,477,375

	Media - 0.8%
	21st Century Fox America, Inc.
385,000	4.00%, 10/01/2023	392,022
1,275,000	4.50%, 02/15/2021	1,311,042
	Charter Communications Operating LLC / Charter Communications Operating Capital
485,000	5.38%, 05/01/2047	459,540
150,000	6.48%, 10/23/2045	161,248
2,050,000	Comcast Corp. 4.40%, 08/15/2035	2,011,498
	Cox Communications, Inc.
80,000	4.60%, 08/15/2047(2)	74,815

Hartford Balanced HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

$ 2,320,000	4.80%, 02/01/2035(2)	$2,165,356
	Sky plc
1,265,000	2.63%, 09/16/2019(2)	1,258,869
2,386,000	3.75%, 09/16/2024(2)	2,379,721
	Time Warner Cable LLC
395,000	6.55%, 05/01/2037	428,483
250,000	7.30%, 07/01/2038	286,355
480,000	8.25%, 04/01/2019	492,269
40,000	8.75%, 02/14/2019	40,826
130,000	Time Warner Entertainment Co., L.P. 8.38%, 03/15/2023	150,465
	Viacom, Inc.
835,000	3.88%, 12/15/2021	837,128
2,175,000	4.25%, 09/01/2023	2,189,824
2,325,000	Warner Media LLC 3.60%, 07/15/2025	2,227,897

		16,867,358

	Mining - 0.1%
1,575,000	Glencore Finance Canada Ltd. 4.25%, 10/25/2022(2)	1,586,072

	Oil & Gas - 1.2%
1,665,000	Anadarko Petroleum Corp. 4.85%, 03/15/2021	1,711,116
1,200,000	BG Energy Capital plc 4.00%, 10/15/2021(2)	1,216,726
	BP Capital Markets plc
655,000	3.25%, 05/06/2022	650,727
140,000	3.99%, 09/26/2023	142,810
2,850,000	4.75%, 03/10/2019	2,876,503
130,000	ConocoPhillips Co. 4.95%, 03/15/2026	140,322
	Equinor ASA
340,000	2.25%, 11/08/2019	337,632
160,000	2.45%, 01/17/2023	154,127
495,000	2.75%, 11/10/2021	488,327
1,850,000	2.90%, 11/08/2020	1,839,556
210,000	3.25%, 11/10/2024	206,361
45,000	3.70%, 03/01/2024	45,378
920,000	Marathon Oil Corp. 2.70%, 06/01/2020	908,092
	Petroleos Mexicanos
40,000	5.38%, 03/13/2022	41,200
2,900,000	5.50%, 01/21/2021	2,992,539
670,000	6.35%, 02/12/2048(2)	613,720
2,425,000	6.75%, 09/21/2047	2,313,911
3,540,000	Pioneer Natural Resources Co. 7.50%, 01/15/2020	3,726,416
3,950,000	Sinopec Group Overseas Development Ltd. 2.50%, 04/28/2020(2)	3,885,933
1,375,000	Total Capital International S.A. 2.70%, 01/25/2023	1,335,591

		25,626,987

	Oil & Gas Services - 0.0%
940,000	Schlumberger Holdings Corp. 3.00%, 12/21/2020(2)	933,335

	Pharmaceuticals - 1.0%
	Allergan Funding SCS
645,000	3.45%, 03/15/2022	640,677
975,000	3.80%, 03/15/2025	954,762
260,000	4.55%, 03/15/2035	252,904
600,000	4.85%, 06/15/2044	593,084
	Allergan Sales LLC
142,000	4.88%, 02/15/2021(2)	146,201
800,000	5.00%, 12/15/2021(2)	829,670

Hartford Balanced HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

	Bayer U.S. Finance LLC
$ 260,000	2.38%, 10/08/2019(2)	$258,275
1,230,000	4.25%, 12/15/2025(2)	1,222,441
	Cardinal Health, Inc.
990,000	2.40%, 11/15/2019	982,335
445,000	3.08%, 06/15/2024	420,372
880,000	3.50%, 11/15/2024	845,500
785,000	4.50%, 11/15/2044	699,796
3,130,000	CVS Health Corp. 4.10%, 03/25/2025	3,121,619
2,015,000	EMD Finance LLC 2.95%, 03/19/2022(2)	1,964,138
1,525,000	Express Scripts Holding Co. 2.25%, 06/15/2019	1,517,948
	McKesson Corp.
100,000	2.85%, 03/15/2023	95,554
650,000	3.80%, 03/15/2024	645,164
	Merck & Co., Inc.
1,960,000	2.75%, 02/10/2025	1,881,462
1,640,000	2.80%, 05/18/2023	1,606,660
325,000	Mylan N.V. 3.95%, 06/15/2026	307,427
	Mylan, Inc.
1,025,000	4.55%, 04/15/2028(2)	996,449
455,000	5.20%, 04/15/2048(2)	420,473
755,000	Teva Pharmaceutical Finance Co. B.V. 3.65%, 11/10/2021	731,302
1,725,000	Teva Pharmaceutical Finance Netherlands B.V. 2.80%, 07/21/2023	1,536,011

		22,670,224

	Pipelines - 0.5%
	Energy Transfer Partners L.P.
375,000	4.50%, 11/01/2023	380,094
872,000	7.60%, 02/01/2024	979,852
2,395,000	EQT Midstream Partners L.P. 4.75%, 07/15/2023	2,430,406
2,425,000	Phillips 66 Partners L.P. 3.61%, 02/15/2025	2,338,885
	Sunoco Logistics Partners Operations L.P.
1,200,000	3.90%, 07/15/2026	1,138,408
509,000	4.40%, 04/01/2021	517,776
800,000	5.35%, 05/15/2045	780,030
2,470,000	Western Gas Partners L.P. 4.00%, 07/01/2022	2,459,217

		11,024,668

	Real Estate - 0.2%
1,920,000	WEA Finance LLC 4.13%, 09/20/2028(2)(8)	1,902,593
	WEA Finance LLC / Westfield UK & Europe Finance plc
730,000	2.70%, 09/17/2019(2)	728,154
1,400,000	3.25%, 10/05/2020(2)	1,395,527

		4,026,274

	Real Estate Investment Trusts - 0.5%
	American Tower Corp.
975,000	3.45%, 09/15/2021	970,919
375,000	4.40%, 02/15/2026	375,433
1,110,000	5.00%, 02/15/2024	1,160,690
760,000	AvalonBay Communities, Inc. 3.63%, 10/01/2020	763,592
1,950,000	Brandywine Operating Partnership L.P. 3.95%, 11/15/2027	1,842,778
	Crown Castle International Corp.
635,000	3.65%, 09/01/2027	596,608
525,000	3.80%, 02/15/2028	497,891

Hartford Balanced HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

$ 2,960,000	HCP, Inc. 4.00%, 06/01/2025	$2,906,140
1,735,000	Scentre Group Trust 2.38%, 11/05/2019(2)	1,716,104

		10,830,155

	Retail - 0.2%
	CVS Health Corp.
2,100,000	4.00%, 12/05/2023	2,104,323
685,000	4.88%, 07/20/2035	688,329
600,000	5.13%, 07/20/2045	616,821
850,000	Lowe’s Cos., Inc. 4.63%, 04/15/2020	864,290

		4,273,763

	Semiconductors - 0.1%
1,855,000	Broadcom Corp. / Broadcom Cayman Finance Ltd. 3.63%, 01/15/2024	1,802,297
810,000	Microchip Technology, Inc. 3.92%, 06/01/2021(2)	805,254

		2,607,551

	Software - 0.2%
	Microsoft Corp.
1,605,000	2.40%, 08/08/2026	1,479,897
1,000,000	3.70%, 08/08/2046	956,478
2,300,000	Oracle Corp. 3.25%, 11/15/2027	2,213,087

		4,649,462

	Telecommunications - 0.7%
	America Movil S.A.B. de C.V.
635,000	3.13%, 07/16/2022	621,786
390,000	6.13%, 03/30/2040	461,110
	AT&T, Inc.
355,000	3.95%, 01/15/2025	349,531
800,000	4.10%, 02/15/2028(2)	776,662
2,185,000	4.45%, 04/01/2024	2,228,385
715,000	GTP Acquisition Partners I LLC 2.35%, 06/15/2045(2)	699,247
	Orange S.A.
2,200,000	4.13%, 09/14/2021	2,250,589
576,000	9.00%, 03/01/2031	817,499
2,440,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 4.74%, 09/20/2029(2)	2,438,902
	Verizon Communications, Inc.
2,300,000	2.95%, 03/15/2022	2,263,482
2,486,000	4.52%, 09/15/2048	2,364,123
425,000	4.67%, 03/15/2055	399,548
715,000	4.75%, 11/01/2041	703,136
283,000	4.81%, 03/15/2039	285,293

		16,659,293

	Transportation - 0.3%
1,435,000	FedEx Corp. 5.10%, 01/15/2044	1,494,658
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
1,685,000	3.20%, 07/15/2020(2)	1,676,204
1,100,000	3.38%, 02/01/2022(2)	1,084,613
1,525,000	3.95%, 03/10/2025(2)	1,494,168

		5,749,643

	Water - 0.0%
625,000	American Water Capital Corp. 2.95%, 09/01/2027	584,808

Hartford Balanced HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

	Total Corporate Bonds (cost $404,359,824)	$400,583,140

Foreign Government Obligations - 0.7%
	Qatar - 0.4%
	Qatar Government International Bond
$ 4,990,000	2.38%, 06/02/2021(2)	$4,850,579
1,680,000	3.88%, 04/23/2023(2)	1,691,760
645,000	5.10%, 04/23/2048(2)	670,800
2,635,000	5.25%, 01/20/2020(2)	2,703,141

		9,916,280

	Saudi Arabia - 0.2%
	Saudi Government International Bond
935,000	2.38%, 10/26/2021(2)	902,275
1,680,000	2.88%, 03/04/2023(2)	1,622,544
760,000	4.00%, 04/17/2025(2)	760,380

		3,285,199

	South Korea - 0.1%
2,300,000	Export-Import Bank of Korea 1.75%, 05/26/2019	2,282,265

	Total Foreign Government Obligations (cost $15,568,475)	$15,483,744

Municipal Bonds - 1.0%
	General - 0.4%
	Chicago, IL, Transit Auth
265,000	6.30%, 12/01/2021	276,827
1,985,000	6.90%, 12/01/2040	2,523,173
365,000	City of Sacramento, CA 6.42%, 08/01/2023	408,738
1,345,000	Kansas, Development FA 4.93%, 04/15/2045	1,444,785
2,895,000	New York State Urban Development Corp. 2.10%, 03/15/2022	2,836,608
600,000	San Jose Redev. Agcy. Successor Agcy. 3.38%, 08/01/2034	555,762

		8,045,893

	General Obligation - 0.4%
	California State, GO Taxable
620,000	7.35%, 11/01/2039	870,722
540,000	7.55%, 04/01/2039	788,173
685,000	Chicago, IL, Metropolitan Water Reclamation, GO 5.72%, 12/01/2038	826,945
3,780,000	Illinois State, GO 5.10%, 06/01/2033	3,627,855
2,065,000	State of Connecticut, GO 2.99%, 01/15/2023	2,004,950

		8,118,645

	Medical - 0.0%
840,000	University of California, Regents MedCenter Pooled, Rev 6.58%, 05/15/2049	1,101,198

	Power - 0.0%
485,000	New York, Utility Debt Securitization Auth 3.44%, 12/15/2025	485,073

	Transportation - 0.1%
875,000	Illinois State Toll Highway Auth, Taxable Rev 6.18%, 01/01/2034	1,075,165
	New York and New Jersey PA, Taxable Rev
320,000	4.81%, 10/15/2065	349,264
570,000	6.04%, 12/01/2029	678,260
645,000	North Texas Tollway Auth, Rev 6.72%, 01/01/2049	906,522

		3,009,211

Hartford Balanced HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

	Utility - Electric - 0.1%
	Municipal Electric Auth Georgia
$ 658,000	6.64%, 04/01/2057	$776,164
400,000	6.66%, 04/01/2057	473,424

		1,249,588

	Total Municipal Bonds (cost $20,648,504)	$22,009,608

U.S. Government Agencies - 0.8%
	Mortgage-Backed Agencies - 0.8%
	FHLMC - 0.5%
$ 11,122,881	3.50%, 08/01/2048	$10,954,554
26,372	1 year CMT + 2.249%, 3.99%, 04/01/2029(5)	27,382
30,974	4.00%, 03/01/2041	31,552

		11,013,488

	FNMA - 0.1%
$ 991,319	1 mo. USD LIBOR + 0.400%, 2.47%, 10/25/2024(5)	$990,179
60,146	4.50%, 11/01/2023	62,066
132,667	4.50%, 03/01/2038	138,186
75,738	4.50%, 11/01/2039	78,855
46,659	4.50%, 04/01/2040	48,613
115,095	4.50%, 08/01/2040	119,773
43,460	4.50%, 02/01/2041	45,226
577,692	4.50%, 04/01/2041	601,170
352,646	4.50%, 06/01/2041	366,977
502,132	4.50%, 07/01/2041	522,437
195,470	4.50%, 09/01/2041	203,214
93,995	4.50%, 07/01/2044	97,597
245	5.00%, 02/01/2019	252
5,534	5.00%, 04/01/2019	5,701

		3,280,246

	GNMA - 0.2%
$ 92,768	5.00%, 07/15/2037	$98,536
12,443	6.00%, 06/15/2024	13,443
5,426	6.00%, 07/15/2026	5,863
6,084	6.00%, 01/15/2028	6,573
2,177	6.00%, 03/15/2028	2,371
48,312	6.00%, 04/15/2028	52,241
86,451	6.00%, 05/15/2028	93,405
19,451	6.00%, 06/15/2028	21,016
47,248	6.00%, 07/15/2028	51,049
17,571	6.00%, 08/15/2028	18,983
46,061	6.00%, 09/15/2028	49,767
101,905	6.00%, 10/15/2028	110,102
103,410	6.00%, 11/15/2028	111,726
112,242	6.00%, 12/15/2028	121,269
2,692	6.00%, 12/15/2031	2,973
25,537	6.00%, 09/15/2032	28,078
9,191	6.00%, 11/15/2032	10,201
1,991	6.00%, 04/15/2033	2,151
88,531	6.00%, 06/15/2033	97,311
35,095	6.00%, 10/15/2033	38,300
4,599	6.00%, 11/15/2033	5,019
70,018	6.00%, 10/15/2034	75,957
58,649	6.00%, 01/15/2035	63,366
7,390	6.00%, 05/15/2035	7,984
11,547	6.00%, 06/15/2035	12,478
545	6.50%, 03/15/2026	598
4,692	6.50%, 01/15/2028	5,148
46,302	6.50%, 03/15/2028	50,800
111,243	6.50%, 04/15/2028	122,047
35,732	6.50%, 05/15/2028	39,202
175,669	6.50%, 06/15/2028	192,727
6,802	6.50%, 10/15/2028	7,462
3,018	6.50%, 02/15/2035	3,337

Hartford Balanced HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

$ 18,283	7.00%, 11/15/2031	$19,968
9,169	7.00%, 03/15/2032	10,044
1,190,108	7.00%, 11/15/2032	1,363,256
165,318	7.00%, 01/15/2033	186,497
174,096	7.00%, 05/15/2033	195,573
32,007	7.00%, 07/15/2033	35,670
207,423	7.00%, 11/15/2033	233,408
83,149	7.50%, 09/16/2035	91,929
169	8.00%, 09/15/2026	181
116	8.00%, 11/15/2026	124
9,458	8.00%, 12/15/2026	10,564
138	8.00%, 09/15/2027	142
6,265	8.00%, 07/15/2029	7,121
2,761	8.00%, 11/15/2029	2,767
14,216	8.00%, 12/15/2029	14,736
4,150	8.00%, 01/15/2030	4,246
5,869	8.00%, 02/15/2030	5,992
892	8.00%, 03/15/2030	902
22,483	8.00%, 04/15/2030	22,684
5,302	8.00%, 05/15/2030	5,461
38,703	8.00%, 06/15/2030	40,509
2,242	8.00%, 07/15/2030	2,322
69,208	8.00%, 08/15/2030	70,678
15,806	8.00%, 09/15/2030	16,157
8,126	8.00%, 11/15/2030	8,235
129,706	8.00%, 12/15/2030	141,256
254	8.00%, 02/15/2031	263
3,773	9.00%, 06/15/2022	3,808

		4,015,976

		18,309,710

	Total U.S. Government Agencies (cost $18,112,214)	$18,309,710

U.S. Government Securities - 6.5%
	U.S. Treasury Securities - 6.5%
	U.S. Treasury Bonds - 3.6%
$ 19,450,000	2.50%, 02/15/2045(10)	$17,034,705
2,280,000	2.50%, 05/15/2046	1,988,231
2,705,000	2.75%, 08/15/2047	2,477,294
6,964,000	2.75%, 11/15/2047	6,375,052
10,450,800	2.88%, 05/15/2043	9,880,088
410,000	3.00%, 02/15/2047	395,122
480,000	3.00%, 05/15/2047	462,300
1,675,000	3.00%, 02/15/2048	1,611,991
8,195,000	3.13%, 08/15/2044	8,092,243
3,450,000	3.13%, 05/15/2048	3,404,045
4,630,000	3.38%, 05/15/2044	4,774,145
21,300,000	4.38%, 02/15/2038	25,135,664

		81,630,880

	U.S. Treasury Notes - 2.9%
23,290,556	0.38%, 01/15/2027(11)	22,232,474
7,933,112	0.50%, 01/15/2028(11)	7,612,172
18,125,000	1.50%, 03/31/2023	17,030,420
1,055,000	2.13%, 12/31/2022	1,020,754
10,290,000	2.63%, 06/30/2023	10,143,689
1,900,000	2.75%, 05/31/2023	1,884,340
3,015,000	2.75%, 02/15/2028	2,939,507
$ 1,175,000	2.88%, 05/15/2028	$1,157,283

		64,020,639

		145,651,519

	Total U.S. Government Securities (cost $145,705,137)	$145,651,519

Hartford Balanced HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

	Total Long-Term Investments (cost $1,777,571,575)		$2,199,080,708

Short-Term Investments - 1.4%
	Other Investment Pools & Funds - 1.2%
27,242,310	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.04%(12)		27,242,310

	Securities Lending Collateral - 0.2%
249,209	Citibank NA DDCA, 2.17%, 10/1/2018(12)		249,209
1,749,615	Goldman Sachs Financial Square Funds, Government Institutional Fund, 2.02%(12)		1,749,615
1,373,907	Invesco Government & Agency Portfolio, 1.97%(12)		1,373,906
1,374,158	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.04%(12)		1,374,158
237,287	Western Asset Institutional Government Class A Fund, 1.99%(12)		237,287

			4,984,175

	Total Short-Term Investments (cost $32,226,485)		$32,226,485

	Total Investments (cost $1,809,798,060)	100.0%	$2,231,307,193
	Other Assets and Liabilities	0.0%	172,603

	Total Net Assets	100.0%	$2,231,479,796

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Investment valued using significant unobservable inputs.
(2)

Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At September 30, 2018, the aggregate value of these securities was $193,604,062, which represented 8.7% of total net assets.

(3)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At September 30, 2018, the aggregate fair value of these securities was $12,600,739, which represented 0.6% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(4)

This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At September 30, 2018, the aggregate value of these securities was $12,600,739, which represented 0.6% of total net assets.

(5)	Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2018.
(6)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(7)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(8)	Represents entire or partial securities on loan. See Note 2 for securities lending information.
(9)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(10)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.
(11)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(12)	Current yield as of period end.

Hartford Balanced HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

Futures Contracts Outstanding at September 30, 2018
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 5-Year Note Future	354	12/31/2018	$39,816,703	$(285,168)

Short position contracts:
U.S. Treasury 10-Year Note Future	34	12/19/2018	$4,038,563	$43,340
U.S. Treasury 10-Year Ultra Future	184	12/19/2018	23,184,000	280,470
U.S. Treasury Ultra Bond Future	2	12/19/2018	308,562	10,840

Total				$334,650

Total futures contracts				$49,482

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Index Abbreviations:
CMT	Constant Maturity Treasury Index

Other Abbreviations:
ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
DDCA	Dollars on Deposit in Custody Account
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust

Municipal Abbreviations:
FA	Finance Authority
GO	General Obligation
PA	Port Authority
Rev	Revenue

Hartford Balanced HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Banks	$144,982,337	$144,982,337	$—	$—
Capital Goods	109,242,690	109,242,690	—	—
Consumer Durables & Apparel	12,196,933	12,196,933	—	—
Consumer Services	29,773,659	29,773,659	—	—
Diversified Financials	25,357,987	13,282,527	12,075,460	—
Energy	107,946,923	107,946,923	—	—
Food & Staples Retailing	14,353,799	14,353,799	—	—
Food, Beverage & Tobacco	54,790,327	41,767,078	13,023,249	—
Health Care Equipment & Services	120,143,916	103,131,545	17,012,371	—
Household & Personal Products	14,980,724	14,980,724	—	—
Insurance	51,243,150	51,243,150	—	—
Materials	58,078,502	58,078,502	—	—
Media & Entertainment	125,879,065	125,879,065	—	—
Pharmaceuticals, Biotechnology & Life Sciences	157,546,882	112,872,838	44,674,044	—
Real Estate	17,294,958	17,294,958	—	—
Retailing	98,083,313	85,482,574	—	12,600,739
Semiconductors & Semiconductor Equipment	104,661,412	104,661,412	—	—
Software & Services	86,731,756	86,731,756	—	—
Technology Hardware & Equipment	91,792,738	74,184,015	17,608,723	—
Telecommunication Services	29,280,144	29,280,144	—	—
Transportation	31,071,221	31,071,221	—	—
Utilities	36,464,732	36,464,732	—	—
Asset & Commercial Mortgage Backed Securities	75,145,819	—	75,145,819	—
Corporate Bonds	400,583,140	—	400,583,140	—
Foreign Government Obligations	15,483,744	—	15,483,744	—
Municipal Bonds	22,009,608	—	22,009,608	—
U.S. Government Agencies	18,309,710	—	18,309,710	—
U.S. Government Securities	145,651,519	—	145,651,519	—
Short-Term Investments	32,226,485	32,226,485	—	—
Futures Contracts(2)	334,650	334,650	—	—

Total	$2,231,641,843	$1,437,463,717	$781,577,387	$12,600,739

Liabilities
Futures Contracts(2)	$(285,168)	$(285,168)	$—	$—

Total	$(285,168)	$(285,168)	$—	$—

(1) For the period ended September 30, 2018, there were no transfers between any levels.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended September 30, 2018 is not presented.

Hartford Capital Appreciation HLS Fund
Schedule of Investments September 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 97.0%
	Automobiles & Components - 1.4%
170,835	Ferrari N.V.	$23,436,485
392,459	General Motors Co.	13,214,095
212,275	Magna International, Inc.	11,150,744
27,508	Tesla, Inc.*	7,283,293
289,215	Valeo S.A.	12,523,263

		67,607,880

	Banks - 3.7%
516,126	Bank OZK	19,592,143
517,691	Citigroup, Inc.	37,139,152
137,538	First Republic Bank	13,203,648
124,602	HDFC Bank Ltd. ADR	11,725,048
587,789	KeyCorp.	11,691,123
517,853	People’s United Financial, Inc.	8,865,644
469,038	PNC Financial Services Group, Inc.	63,878,285
335,811	Sumitomo Mitsui Financial Group, Inc.	13,514,333

		179,609,376

	Capital Goods - 5.1%
287,297	AerCap Holdings N.V.*	16,525,323
98,650	Airbus SE	12,384,783
59,278	Deere & Co.	8,911,262
238,900	Fortune Brands Home & Security, Inc.	12,508,804
206,494	General Dynamics Corp.	42,273,452
38,812	Harris Corp.	6,567,379
350,600	Harry’s, Inc.*(1)(2)(3)(4)	4,733,100
35,081	IDEX Corp.	5,285,303
158,587	Ingersoll-Rand plc	16,223,450
341,900	Johnson Controls International plc	11,966,500
64,102	L3 Technologies, Inc.	13,629,367
115,457	Lockheed Martin Corp.	39,943,504
54,524	Rockwell Automation, Inc.	10,224,340
5,500	Roper Technologies, Inc.	1,629,155
117,961	Safran S.A.	16,517,373
1,031,730	Sanwa Holdings Corp.	12,285,038
175,467	Xylem, Inc.	14,014,549

		245,622,682

	Commercial & Professional Services - 3.2%
81,087	CoStar Group, Inc.*	34,124,653
71,209	Equifax, Inc.	9,297,759
360,459	Herman Miller, Inc.	13,841,626
279,878	IHS Markit Ltd.*	15,102,217
78,039	Intertek Group plc	5,076,620
290,229	Republic Services, Inc.	21,088,039
963,441	Steelcase, Inc. Class A	17,823,658
260,402	TransUnion	19,160,379
206,386	Waste Connections, Inc.	16,463,411

		151,978,362

	Consumer Durables & Apparel - 2.8%
29,009	Mohawk Industries, Inc.*	5,086,728
727,668	Newell Brands, Inc.	14,771,660
753,356	NIKE, Inc. Class B	63,824,320
61,932	Polaris Industries, Inc.	6,252,035
406,468	Skechers USA, Inc. Class A*	11,352,651
225,927	Sony Corp.	13,733,569
296,377	Tapestry, Inc.	14,898,872
69,234	Under Armour, Inc. Class A*	1,469,146
205,654	Under Armour, Inc. Class C*(5)	4,002,027

		135,391,008

	Consumer Services - 2.8%
59,074	Domino’s Pizza, Inc.	17,415,015

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

514,432	DraftKings, Inc.*(1)(2)(3)(4)	$1,311,575
140,368	Hilton Grand Vacations, Inc.*	4,646,181
147,193	Hilton Worldwide Holdings, Inc.	11,890,251
49,995	Marriott Vacations Worldwide Corp.	5,586,941
255,699	McDonald’s Corp.	42,775,886
324,881	Melco Resorts & Entertainment Ltd. ADR	6,871,233
168,330	New Oriental Education & Technology Group, Inc. ADR	12,458,103
128,410	Norwegian Cruise Line Holdings Ltd.*	7,374,586
131,921	Planet Fitness, Inc. Class A*	7,127,692
84,354	Royal Caribbean Cruises Ltd.	10,960,959
29,876	Vail Resorts, Inc.	8,198,572

		136,616,994

	Diversified Financials - 3.4%
554,010	American Express Co.	58,996,525
38,768	BlackRock, Inc.	18,272,521
219,765	Intercontinental Exchange, Inc.	16,458,201
1,502,670	SLM Corp.*	16,754,771
720,445	TD Ameritrade Holding Corp.	38,061,109
1,001,436	UBS Group AG*	15,811,303

		164,354,430

	Energy - 4.3%
125,303	Anadarko Petroleum Corp.	8,446,675
686,517	Canadian Natural Resources Ltd.	22,421,645
199,300	Chevron Corp.	24,370,404
202,315	Cimarex Energy Co.	18,803,156
109,665	Concho Resources, Inc.*	16,751,329
127,781	Diamondback Energy, Inc.	17,274,713
170,754	EOG Resources, Inc.	21,783,088
812,917	Halliburton Co.	32,947,526
942,062	Laredo Petroleum, Inc.*	7,696,646
532,463	Marathon Oil Corp.	12,395,739
362,940	Tenaris S.A. ADR	12,165,749
162,984	TOTAL S.A.(4)	10,597,342

		205,654,012

	Food & Staples Retailing - 1.6%
180,168	Costco Wholesale Corp.	42,317,860
333,635	Kroger Co.	9,712,115
300,801	Walgreens Boots Alliance, Inc.	21,928,393

		73,958,368

	Food, Beverage & Tobacco - 4.9%
352,529	Altria Group, Inc.	21,261,024
212,871	Archer-Daniels-Midland Co.	10,701,025
336,841	British American Tobacco plc	15,703,694
767,521	Coca-Cola Co.	35,451,795
1,053,661	Diageo plc	37,329,185
83,626	Hershey Co.	8,529,852
258,499	Hormel Foods Corp.	10,184,861
158,486	Lamb Weston Holdings, Inc.	10,555,168
407,023	Monster Beverage Corp.*	23,721,300
280,060	PepsiCo., Inc.	31,310,708
203,901	Philip Morris International, Inc.	16,626,088
1,180,690	Treasury Wine Estates Ltd.	14,902,564

		236,277,264

	Health Care Equipment & Services - 7.0%
30,655	Align Technology, Inc.*	11,992,849
404,161	Baxter International, Inc.	31,156,772
96,221	Becton Dickinson and Co.	25,113,681
199,896	Danaher Corp.	21,720,699
73,422	DexCom, Inc.*	10,502,283
64,109	Edwards Lifesciences Corp.*	11,161,377
109,541	Haemonetics Corp.*	12,551,208
91,639	Insulet Corp.*	9,709,152
583,566	Koninklijke Philips N.V.	26,577,319

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

126,802	McKesson Corp.	$16,820,285
678,323	Medtronic plc	66,726,634
126,821	Stryker Corp.	22,533,555
61,362	Teleflex, Inc.	16,327,815
148,149	UnitedHealth Group, Inc.	39,413,560
50,607	WellCare Health Plans, Inc.*	16,219,037

		338,526,226

	Household & Personal Products - 0.9%
524,001	Colgate-Palmolive Co.	35,081,867
736,971	Coty, Inc. Class A	9,256,356

		44,338,223

	Insurance - 5.6%
379,750	Aflac, Inc.	17,874,833
457,250	American International Group, Inc.	24,343,990
111,049	Arthur J Gallagher & Co.	8,266,488
312,777	Chubb Ltd.	41,799,518
585,800	CNO Financial Group, Inc.	12,430,676
228,649	Fidelity National Financial, Inc.	8,997,338
905,877	Lancashire Holdings Ltd.	7,175,729
144,030	Lincoln National Corp.	9,745,070
338,188	Marsh & McLennan Cos., Inc.	27,974,911
840,763	MetLife, Inc.	39,280,447
1,620,226	Ping An Insurance Group Co. of China Ltd. Class H(5)	16,413,215
159,896	RenaissanceRe Holdings Ltd.	21,358,908
232,400	Tokio Marine Holdings, Inc.	11,537,162
592,101	Unum Group	23,133,386

		270,331,671

	Materials - 3.8%
286,900	Alcoa Corp.*	11,590,760
453,917	Anglo American plc(4)	10,154,562
134,491	Cabot Corp.	8,435,276
232,899	Celanese Corp.	26,550,486
391,429	CRH plc	12,809,852
129,043	Eastman Chemical Co.	12,351,996
153,333	Nucor Corp.	9,728,979
188,062	Nutrien Ltd.	10,858,719
204,348	Packaging Corp. of America	22,414,932
182,650	Praxair, Inc.	29,357,334
282,270	Reliance Steel & Aluminum Co.	24,074,808
54,374	Vulcan Materials Co.	6,046,389

		184,374,093

	Media & Entertainment - 3.5%
19,032	Alphabet, Inc. Class A*	22,973,147
11,508	Alphabet, Inc. Class C*	13,734,453
874,400	Comcast Corp. Class A	30,962,504
20,873	Netflix, Inc.*	7,809,215
171,982	Spotify Technology S.A.*	31,099,505
412,603	Tencent Holdings Ltd.	16,846,922
58,846	TripAdvisor, Inc.*	3,005,265
126,498	Walt Disney Co.	14,792,676
521,558	Yandex N.V. Class A*	17,154,043
270,922	Zillow Group, Inc. Class A*	11,974,752

		170,352,482

	Pharmaceuticals, Biotechnology & Life Sciences - 7.7%
251,595	Agilent Technologies, Inc.	17,747,511
301,967	Alkermes plc*	12,815,480
83,393	Allergan plc	15,884,699
185,093	Alnylam Pharmaceuticals, Inc.*	16,199,339
408,459	Bausch Health Cos., Inc.*	10,485,143
78,304	BeiGene Ltd. ADR*	13,485,515
39,445	Biogen, Inc.*	13,936,313
11,579	Bluebird Bio, Inc.*	1,690,534
1,137,841	Bristol-Myers Squibb Co.	70,637,169

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

12,700	Elanco Animal Health, Inc.*(5)	$443,103
283,621	Exact Sciences Corp.*	22,383,369
125,641	Five Prime Therapeutics, Inc.*	1,748,923
136,206	Incyte Corp.*	9,409,111
477,950	Ionis Pharmaceuticals, Inc.*	24,652,661
160,172	Johnson & Johnson	22,130,965
330,000	Merck & Co., Inc.	23,410,200
28,206	Mettler-Toledo International, Inc.*	17,176,890
518,307	Mylan N.V.*	18,970,036
629,144	Pfizer, Inc.	27,726,376
31,412	Sage Therapeutics, Inc.*	4,436,945
117,929	Seattle Genetics, Inc.*	9,094,684
69,435	Thermo Fisher Scientific, Inc.	16,947,695

		371,412,661

	Real Estate - 4.1%
299,200	Acadia Realty Trust REIT	8,386,576
309,390	American Tower Corp. REIT	44,954,367
90,809	AvalonBay Communities, Inc. REIT	16,450,050
668,664	Brixmor Property Group, Inc. REIT	11,708,307
517,800	Columbia Property Trust, Inc. REIT	12,240,792
61,049	Crown Castle International Corp. REIT	6,796,585
1,021,047	Host Hotels & Resorts, Inc. REIT	21,544,092
187,714	Public Storage REIT	37,848,774
73,034	Simon Property Group, Inc. REIT	12,908,759
437,811	STORE Capital Corp. REIT	12,166,768
202,147	Welltower, Inc. REIT	13,002,095

		198,007,165

	Retailing - 7.5%
205,264	Alibaba Group Holding Ltd. ADR*	33,819,297
8,451,700	Allstar Co.*(1)(2)(3)(4)	6,085,224
30,429	Amazon.com, Inc.*	60,949,287
13,484	Booking Holdings, Inc.*	26,752,256
225,792	CarMax, Inc.*	16,859,889
276,325	Delivery Hero SE*(3)	13,268,852
214,595	Expedia Group, Inc.	28,000,355
198,686	Floor & Decor Holdings, Inc. Class A*	5,994,357
108,998	Genuine Parts Co.	10,834,401
136,486	Home Depot, Inc.	28,273,075
460,413	Industria de Diseno Textil S.A.(5)	13,909,796
1,651,131	Just Eat plc*	14,410,419
83,650	Lowe’s Cos., Inc.	9,604,693
209,054	Ross Stores, Inc.	20,717,251
445,610	TJX Cos., Inc.	49,917,232
115,140	Tory Burch LLC*(1)(2)(3)(4)	7,174,354
101,530	Wayfair, Inc. Class A*	14,992,935

		361,563,673

	Semiconductors & Semiconductor Equipment - 3.0%
237,725	Advanced Micro Devices, Inc.*	7,343,325
69,609	Ams AG*	3,917,923
139,142	Broadcom, Inc.	34,330,506
187,507	KLA-Tencor Corp.	19,071,337
512,147	Marvell Technology Group Ltd.	9,884,437
75,531	Microchip Technology, Inc.	5,960,151
279,391	Micron Technology, Inc.*	12,636,855
247,224	QUALCOMM, Inc.	17,807,545
4,426	Silicon Motion Technology Corp. ADR	237,676
2,001,190	Taiwan Semiconductor Manufacturing Co., Ltd.	17,077,220
358,758	Teradyne, Inc.	13,266,871
28,554	Universal Display Corp.(5)	3,366,516

		144,900,362

	Software & Services - 10.2%
259,114	2U, Inc.*	19,482,782
207,886	Accenture plc Class A	35,382,197

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

75,256	Adobe Systems, Inc.*	$20,315,357
222,822	Amdocs Ltd.	14,701,796
103,011	Atlassian Corp. plc Class A*	9,903,477
45,298	Autodesk, Inc.*	7,071,471
86,938	FleetCor Technologies, Inc.*	19,807,954
1,184,494	Genpact Ltd.	36,257,361
269,038	Global Payments, Inc.	34,275,441
89,430	GoDaddy, Inc. Class A*	7,457,568
152,529	Guidewire Software, Inc.*	15,406,954
543,111	Microsoft Corp.	62,115,605
371,959	PayPal Holdings, Inc.*	32,672,878
245,332	salesforce.com, Inc.*	39,015,148
229,971	ServiceNow, Inc.*	44,989,227
46,969	Shopify, Inc. Class A*	7,724,522
122,256	VeriSign, Inc.*	19,575,631
228,782	Visa, Inc. Class A	34,337,890
227,014	Workday, Inc. Class A*	33,139,504

		493,632,763

	Technology Hardware & Equipment - 2.2%
106,815	Acacia Communications, Inc.*	4,418,936
220,014	CDW Corp.	19,563,645
52,800	Coherent, Inc.*	9,091,632
1,089,330	Flex Ltd.*	14,292,009
144,765	Logitech International S.A.(5)	6,491,734
236,486	Samsung Electronics Co., Ltd.	9,897,141
221,175	TE Connectivity Ltd.	19,447,918
283,680	Western Digital Corp.	16,606,627
43,007	Zebra Technologies Corp. Class A*	7,604,928

		107,414,570

	Telecommunication Services - 1.5%
677,416	AT&T, Inc.	22,747,629
199,294	T-Mobile US, Inc.*	13,986,453
666,691	Verizon Communications, Inc.	35,594,633

		72,328,715

	Transportation - 4.6%
741,517	Canadian National Railway Co.	66,536,461
99,919	CSX Corp.	7,399,002
250,981	Delta Air Lines, Inc.	14,514,231
174,430	Expeditors International of Washington, Inc.	12,825,838
135,505	Genesee & Wyoming, Inc. Class A*	12,329,600
441,892	JetBlue Airways Corp.*	8,555,029
312,872	Southwest Airlines Co.	19,538,857
306,223	Union Pacific Corp.	49,862,291
262,371	United Parcel Service, Inc. Class B	30,631,814

		222,193,123

	Utilities - 2.2%
144,536	Dominion Energy, Inc.	10,157,990
190,618	Edison International	12,901,026
343,774	Exelon Corp.	15,009,173
1,338,121	Iberdrola S.A.	9,828,300
507,780	NRG Energy, Inc.	18,990,972
306,841	OGE Energy Corp.	11,144,465
101,142	Sempra Energy	11,504,903
401,719	Southern Co.	17,514,949

		107,051,778

	Total Common Stocks (cost $4,150,692,523)	$4,683,497,881

Preferred Stocks - 1.0%
	Consumer Services - 0.0%
16,619	Airbnb, Inc. Series E *(1)(2)(3)(4)	1,921,655

	Diversified Financials - 0.0%
85,350	Social Finance, Inc. Series F *(1)(2)(3)(4)	1,428,759

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

	Software & Services - 1.0%
29,504	Magic Leap, Inc. Series C *(1)(2)(3)(4)		$796,608
50,200	Nanigans, Inc. Series D *(1)(2)(3)(4)		301,200
793,410	Pinterest, Inc. Series G *(1)(2)(3)(4)		4,935,010
20,891	Sharecare Series B2 *(1)(2)(3)(4)		5,106,805
749,645	Uber Technologies, Inc. Series D *(1)(2)(3)(4)		32,572,075
110,121	Zuora, Inc. Series F *(1)(2)(3)(4)(6)		2,527,931

			46,239,629

	Total Preferred Stocks (cost $27,503,358)		$49,590,043

Convertible Preferred Stocks - 0.0%
	Retailing - 0.0%
40,566	Honest Co. Series C *(1)(2)(3)(4)		1,281,074

	Total Convertible Preferred Stocks (cost $1,097,607)		$1,281,074

Escrows - 0.0%
	Consumer Durables & Apparel - 0.0%
127,917	One Kings Lane, Inc., Escrow*(1)(2)(3)(4)		23,025

	Telecommunication Services - 0.0%
22,145	Docusign Earnout, Escrow*(1)(2)(3)(4)		49,827

	Total Escrows (cost $—)		$72,852

	Total Long-Term Investments (cost $4,179,293,488)		$4,734,441,850

Short-Term Investments - 2.0%
	Other Investment Pools & Funds - 1.7%
81,556,254	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.01%(7)		81,556,254

	Securities Lending Collateral - 0.3%
635,707	Citibank NA DDCA, 2.17%, 10/1/2018(7)		635,707
4,463,097	Goldman Sachs Financial Square Funds, Government Institutional Fund, 2.02%(7)		4,463,097
3,504,702	Invesco Government & Agency Portfolio, 1.97%(7)		3,504,702
3,505,342	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.04%(7)		3,505,342
605,296	Western Asset Institutional Government Class A Fund, 1.99%(7)		605,296

			12,714,144

	Total Short-Term Investments (cost $94,270,398)		$94,270,398

	Total Investments (cost $4,273,563,886)	100.0%	$4,828,712,248
	Other Assets and Liabilities	0.0%	(123,919)

	Total Net Assets	100.0%	$4,828,588,329

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Investment valued using significant unobservable inputs.

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

(2)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At September 30, 2018, the aggregate fair value of these securities was $70,248,222, which represented 1.5% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(3)

Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At September 30, 2018, the aggregate value of these securities was $83,517,074, which represented 1.7% of total net assets.

(4)

This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At September 30, 2018, the aggregate value of these securities was $91,000,126, which represented 1.9% of total net assets.

(5)	Represents entire or partial securities on loan. See Note 2 for securities lending information.
(6)	The following illiquid securities are considered restricted due to a contractual lock-up period associated with the securities.

Period Acquired	Security Name	Shares/Par Value	Base Total Cost	Base Market Value
01/2015	Zuora, Inc. Series F	110,121	$ 836,763	$ 2,527,931
(7)	Current yield as of period end.

Futures Contracts Outstanding at September 30, 2018
Description				Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 (E-Mini) Future				331	12/21/2018	$48,309,450	$77,279

Total futures contracts							$77,279

Foreign Currency Contracts Outstanding at September 30, 2018
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
6,757,987	USD	5,793,000	EUR	SSG	12/19/18	$—	$(14,195)
9,373,447	USD	1,035,944,000	JPY	JPM	12/19/18	195,170	—
Total						$195,170	$(14,195)

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
JPM	JP Morgan Chase & Co.
SSG	State Street Global Markets LLC

Currency Abbreviations:
EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

Index Abbreviations:
S&P	Standard & Poors

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
REIT	Real Estate Investment Trust

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$67,607,880	$40,477,458	$27,130,422	$—
Banks	179,609,376	166,095,043	13,514,333	—
Capital Goods	245,622,682	199,702,388	41,187,194	4,733,100
Commercial & Professional Services	151,978,362	146,901,742	5,076,620	—
Consumer Durables & Apparel	135,391,008	121,657,439	13,733,569	—
Consumer Services	136,616,994	135,305,419	—	1,311,575
Diversified Financials	164,354,430	148,543,127	15,811,303	—
Energy	205,654,012	195,056,670	10,597,342	—
Food & Staples Retailing	73,958,368	73,958,368	—	—
Food, Beverage & Tobacco	236,277,264	168,341,821	67,935,443	—
Health Care Equipment & Services	338,526,226	326,260,801	12,265,425	—
Household & Personal Products	44,338,223	44,338,223	—	—
Insurance	270,331,671	235,205,565	35,126,106	—
Materials	184,374,093	161,409,679	22,964,414	—
Media & Entertainment	170,352,482	153,505,560	16,846,922	—
Pharmaceuticals, Biotechnology & Life Sciences	371,412,661	371,412,661	—	—
Real Estate	198,007,165	198,007,165	—	—
Retailing	361,563,673	306,715,028	41,589,067	13,259,578
Semiconductors & Semiconductor Equipment	144,900,362	123,905,219	20,995,143	—
Software & Services	493,632,763	493,632,763	—	—
Technology Hardware & Equipment	107,414,570	91,325,677	16,088,893	—
Telecommunication Services	72,328,715	72,328,715	—	—
Transportation	222,193,123	222,193,123	—	—
Utilities	107,051,778	97,223,478	9,828,300	—
Preferred Stocks	49,590,043	—	—	49,590,043
Convertible Preferred Stocks	1,281,074	—	—	1,281,074
Escrows	72,852	—	—	72,852
Short-Term Investments	94,270,398	94,270,398	—	—
Foreign Currency Contracts(2)	195,170	—	195,170	—
Futures Contracts(2)	77,279	77,279	—	—

Total	$4,828,984,697	$4,387,850,809	$370,885,666	$70,248,222

Liabilities
Foreign Currency Contracts(2)	$(14,195)	$—	$(14,195)	$—

Total	$(14,195)	$—	$(14,195)	$—

(1)

For the period ended September 30, 2018, investments valued at $9,293,705 were transferred from Level 1 to Level 2 due to the application of a fair valuation factor. There were no transfers between any other levels.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the period ended September 30, 2018:

	Common Stocks	Preferred Stocks	Convertible Preferred Stocks	Escrows	Total

Beginning balance	$ 14,720,609	$ 46,021,366	$ 1,238,075	$ -	$ 61,980,050

Conversions*	(31,979)	-	-	31,979	-

Purchases	-	-	-	-	-

Sales	(1,424,598)	(2,664,516)	-	-	(4,089,114)

Total realized gain/(loss)	(28,067,350)	1,369,257	-	-	(26,698,093)

Net change in unrealized appreciation/depreciation	34,107,571	4,863,936	42,999	40,873	39,055,379

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

Transfers into Level 3	-	-	-	-	-

Transfers out of Level 3	-	-	-	-	-

Ending balance	$19,304,253	$49,590,043	$1,281,074	$72,852	$70,248,222

The change in net unrealized appreciation/(depreciation) relating to the Level 3 investments held at September 30, 2018 was $11,434,405.

* Private Equity securities that were a common stock are now trading as escrow.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Disciplined Equity HLS Fund
Schedule of Investments September 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 99.2%
	Banks - 8.4%
619,946	Bank of America Corp.	$18,263,609
196,866	Fifth Third Bancorp	5,496,499
168,677	JP Morgan Chase & Co.	19,033,512
104,346	PNC Financial Services Group, Inc.	14,210,882

		57,004,502

	Capital Goods - 6.8%
92,772	AMETEK, Inc.	7,340,121
36,435	Boeing Co.	13,550,177
98,958	Fortune Brands Home & Security, Inc.	5,181,441
31,914	General Dynamics Corp.	6,533,434
48,202	Illinois Tool Works, Inc.	6,802,266
37,707	Snap-on, Inc.	6,923,005

		46,330,444

	Commercial & Professional Services - 2.4%
34,380	Equifax, Inc.	4,488,996
92,944	IHS Markit Ltd.*	5,015,258
95,304	Republic Services, Inc.	6,924,789

		16,429,043

	Consumer Durables & Apparel - 2.8%
140,988	NIKE, Inc. Class B	11,944,504
79,247	VF Corp.	7,405,632

		19,350,136

	Consumer Services - 3.3%
162,775	Aramark	7,002,581
66,723	Hilton Worldwide Holdings, Inc.	5,389,884
60,290	McDonald’s Corp.	10,085,914

		22,478,379

	Diversified Financials - 2.2%
65,753	American Express Co.	7,002,037
83,574	Capital One Financial Corp.	7,933,680

		14,935,717

	Energy - 2.8%
111,581	Continental Resources, Inc.*	7,618,751
91,448	EOG Resources, Inc.	11,666,021

		19,284,772

	Food & Staples Retailing - 3.4%
46,846	Costco Wholesale Corp.	11,003,188
125,383	Walmart, Inc.	11,774,718

		22,777,906

	Food, Beverage & Tobacco - 1.5%
15,338	Constellation Brands, Inc. Class A	3,307,180
120,051	Monster Beverage Corp.*	6,996,572

		10,303,752

	Health Care Equipment & Services - 11.5%
125,107	Abbott Laboratories	9,177,849
36,594	Anthem, Inc.	10,028,586
148,251	Baxter International, Inc.	11,428,670
58,414	Danaher Corp.	6,347,265
143,866	Hologic, Inc.*	5,895,629
43,909	Laboratory Corp. of America Holdings*	7,626,115
111,144	Medtronic plc	10,933,235
62,841	UnitedHealth Group, Inc.	16,718,220

		78,155,569

	Household & Personal Products - 2.1%
138,520	Colgate-Palmolive Co.	9,273,914

Hartford Disciplined Equity HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

35,256	Estee Lauder Cos., Inc. Class A	$5,123,402

		14,397,316

	Insurance - 3.7%
93,085	Allstate Corp.	9,187,489
93,966	Athene Holding Ltd. Class A*	4,854,284
85,283	Chubb Ltd.	11,397,220

		25,438,993

	Materials - 2.2%
94,392	DowDuPont, Inc.	6,070,349
57,524	Ecolab, Inc.	9,018,613

		15,088,962

	Media & Entertainment - 6.2%
16,170	Alphabet, Inc. Class A*	19,518,484
3,854	Alphabet, Inc. Class C*	4,599,633
297,417	Comcast Corp. Class A	10,531,536
47,866	Facebook, Inc. Class A*	7,872,042

		42,521,695

	Pharmaceuticals, Biotechnology & Life Sciences - 6.6%
35,369	Allergan plc	6,737,087
112,393	Bristol-Myers Squibb Co.	6,977,358
106,335	Eli Lilly & Co.	11,410,809
139,914	Merck & Co., Inc.	9,925,499
39,242	Thermo Fisher Scientific, Inc.	9,578,187

		44,628,940

	Retailing - 4.7%
4,489	Booking Holdings, Inc.*	8,906,176
97,568	Dollar Tree, Inc.*	7,956,670
140,647	eBay, Inc.*	4,644,164
94,952	TJX Cos., Inc.	10,636,523

		32,143,533

	Semiconductors & Semiconductor Equipment - 1.9%
115,472	Micron Technology, Inc.*	5,222,799
183,303	ON Semiconductor Corp.*	3,378,274
119,183	Teradyne, Inc.	4,407,387

		13,008,460

	Software & Services - 12.8%
132,236	GoDaddy, Inc. Class A*	11,027,160
111,420	Leidos Holdings, Inc.	7,705,807
99,362	Mastercard, Inc. Class A	22,118,975
170,508	Microsoft Corp.	19,501,000
56,575	salesforce.com, Inc.*	8,997,122
108,727	SS&C Technologies Holdings, Inc.	6,178,956
64,957	Total System Services, Inc.	6,413,854
37,586	Workday, Inc. Class A*	5,486,804

		87,429,678

	Technology Hardware & Equipment - 5.4%
71,711	Apple, Inc.	16,188,041
54,882	CDW Corp.	4,880,107
64,993	Motorola Solutions, Inc.	8,458,189
81,593	NetApp, Inc.	7,008,023

		36,534,360

	Telecommunication Services - 1.7%
211,656	Verizon Communications, Inc.	11,300,314

	Transportation - 2.2%
34,704	FedEx Corp.	8,356,376
37,687	Norfolk Southern Corp.	6,802,504

		15,158,880

	Utilities - 4.6%
143,471	American Electric Power Co., Inc.	10,169,225

Hartford Disciplined Equity HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

81,783	NextEra Energy, Inc.		$13,706,831
93,163	Pinnacle West Capital Corp.		7,376,646

			31,252,702

	Total Common Stocks (cost $473,202,699)		$675,954,053

	Total Long-Term Investments (cost $473,202,699)		$675,954,053

Short-Term Investments - 0.9%
	Other Investment Pools & Funds - 0.9%
6,080,715	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.01%(1)		6,080,715

	Total Short-Term Investments (cost $6,080,715)		$6,080,715

	Total Investments (cost $479,283,414)	100.1%	$682,034,768
	Other Assets and Liabilities	(0.1)%	(710,875)

	Total Net Assets	100.0%	$681,323,893

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Hartford Disciplined Equity HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Banks	$57,004,502	$57,004,502	$—	$—
Capital Goods	46,330,444	46,330,444	—	—
Commercial & Professional Services	16,429,043	16,429,043	—	—
Consumer Durables & Apparel	19,350,136	19,350,136	—	—
Consumer Services	22,478,379	22,478,379	—	—
Diversified Financials	14,935,717	14,935,717	—	—
Energy	19,284,772	19,284,772	—	—
Food & Staples Retailing	22,777,906	22,777,906	—	—
Food, Beverage & Tobacco	10,303,752	10,303,752	—	—
Health Care Equipment & Services	78,155,569	78,155,569	—	—
Household & Personal Products	14,397,316	14,397,316	—	—
Insurance	25,438,993	25,438,993	—	—
Materials	15,088,962	15,088,962	—	—
Media & Entertainment	42,521,695	42,521,695	—	—
Pharmaceuticals, Biotechnology & Life Sciences	44,628,940	44,628,940	—	—
Retailing	32,143,533	32,143,533	—	—
Semiconductors & Semiconductor Equipment	13,008,460	13,008,460	—	—
Software & Services	87,429,678	87,429,678	—	—
Technology Hardware & Equipment	36,534,360	36,534,360	—	—
Telecommunication Services	11,300,314	11,300,314	—	—
Transportation	15,158,880	15,158,880	—	—
Utilities	31,252,702	31,252,702	—	—
Short-Term Investments	6,080,715	6,080,715	—	—

Total	$682,034,768	$682,034,768	$—	$—

(1) For the period ended September 30, 2018, there were no transfers between any levels.

Hartford Dividend and Growth HLS Fund
Schedule of Investments September 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 98.1%
	Banks - 10.4%
3,867,313	Bank of America Corp.	$113,931,041
435,862	Bank of Nova Scotia	25,990,451
550,993	Citigroup, Inc.	39,528,238
1,056,771	JP Morgan Chase & Co.	119,246,040
467,575	PNC Financial Services Group, Inc.	63,679,039

		362,374,809

	Capital Goods - 4.8%
240,606	Eaton Corp. plc	20,867,758
158,057	General Dynamics Corp.	32,357,429
155,826	Honeywell International, Inc.	25,929,447
874,398	Johnson Controls International plc	30,603,930
67,450	Lockheed Martin Corp.	23,335,002
238,300	United Technologies Corp.	33,316,723

		166,410,289

	Consumer Services - 0.9%
404,117	Hilton Worldwide Holdings, Inc.	32,644,571

	Diversified Financials - 2.9%
63,304	BlackRock, Inc.	29,837,074
472,969	Intercontinental Exchange, Inc.	35,420,649
339,707	Northern Trust Corp.	34,694,276

		99,951,999

	Energy - 9.6%
427,319	BP plc ADR	19,699,406
406,421	Canadian Natural Resources Ltd.	13,273,710
705,822	Chevron Corp.	86,307,914
524,509	ConocoPhillips	40,596,997
549,193	Exxon Mobil Corp.	46,692,389
638,748	Halliburton Co.	25,888,456
771,701	Hess Corp.	55,238,358
1,156,712	Suncor Energy, Inc.	44,753,187

		332,450,417

	Food & Staples Retailing - 2.1%
81,719	Costco Wholesale Corp.	19,194,159
408,362	Sysco Corp.	29,912,516
249,970	Walmart, Inc.	23,474,683

		72,581,358

	Food, Beverage & Tobacco - 2.7%
453,792	Coca-Cola Co.	20,960,653
382,759	PepsiCo., Inc.	42,792,456
369,567	Philip Morris International, Inc.	30,134,493

		93,887,602

	Health Care Equipment & Services - 5.3%
343,523	Abbott Laboratories	25,200,847
500,977	CVS Health Corp.	39,436,910
566,546	Medtronic plc	55,731,130
169,437	UnitedHealth Group, Inc.	45,077,020
145,816	Universal Health Services, Inc. Class B	18,641,117

		184,087,024

	Household & Personal Products - 0.8%
474,346	Unilever N.V.	26,349,920

	Insurance - 7.3%
627,304	American International Group, Inc.	33,397,665
48,361	Brighthouse Financial, Inc.*	2,139,490
502,720	Chubb Ltd.	67,183,501
309,651	Marsh & McLennan Cos., Inc.	25,614,331
445,736	MetLife, Inc.	20,824,786
608,746	Principal Financial Group, Inc.	35,666,428

Hartford Dividend and Growth HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

688,666	Prudential Financial, Inc.	$69,775,639

		254,601,840

	Materials - 5.0%
549,626	Ball Corp.	24,178,048
624,034	BHP Billiton plc ADR	27,445,015
187,215	CRH plc ADR	6,125,675
306,886	DowDuPont, Inc.	19,735,839
273,082	FMC Corp.	23,807,289
767,091	International Paper Co.	37,702,522
312,363	PPG Industries, Inc.	34,088,174

		173,082,562

	Media & Entertainment - 4.9%
74,979	Alphabet, Inc. Class A*	90,505,651
137,609	CBS Corp. Class B	7,905,637
2,010,902	Comcast Corp. Class A	71,206,040

		169,617,328

	Pharmaceuticals, Biotechnology & Life Sciences - 9.6%
358,334	Agilent Technologies, Inc.	25,276,880
1,533,433	AstraZeneca plc ADR	60,677,944
1,159,164	Bristol-Myers Squibb Co.	71,960,901
398,865	Eli Lilly & Co.	42,802,203
730,644	Merck & Co., Inc.	51,831,885
208,000	Novartis AG ADR	17,921,280
1,426,538	Pfizer, Inc.	62,867,530

		333,338,623

	Real Estate - 2.2%
210,026	American Tower Corp. REIT	30,516,778
28,030	Essex Property Trust, Inc. REIT	6,915,281
213,198	Simon Property Group, Inc. REIT	37,682,747

		75,114,806

	Retailing - 3.0%
171,110	Expedia Group, Inc.	22,326,433
109,868	Home Depot, Inc.	22,759,156
250,675	Lowe’s Cos., Inc.	28,782,503
280,051	TJX Cos., Inc.	31,371,313

		105,239,405

	Semiconductors & Semiconductor Equipment - 3.2%
1,227,755	Intel Corp.	58,060,534
201,241	KLA-Tencor Corp.	20,468,222
264,142	QUALCOMM, Inc.	19,026,149
126,994	Texas Instruments, Inc.	13,625,186

		111,180,091

	Software & Services - 7.1%
150,956	Accenture plc Class A	25,692,711
64,846	Alliance Data Systems Corp.	15,314,031
326,190	DXC Technology Co.	30,505,289
160,139	International Business Machines Corp.	24,214,618
1,321,829	Microsoft Corp.	151,177,583

		246,904,232

	Technology Hardware & Equipment - 4.9%
212,496	Apple, Inc.	47,968,847
938,176	Cisco Systems, Inc.	45,642,262
1,354,714	HP, Inc.	34,910,980
305,332	Motorola Solutions, Inc.	39,735,907

		168,257,996

	Telecommunication Services - 3.4%
521,266	AT&T, Inc.	17,504,112
1,906,593	Verizon Communications, Inc.	101,793,000

		119,297,112

Hartford Dividend and Growth HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

	Transportation - 3.4%
71,097	Canadian Pacific Railway Ltd.		$15,068,298
401,761	Delta Air Lines, Inc.		23,233,839
251,513	Union Pacific Corp.		40,953,862
319,454	United Parcel Service, Inc. Class B		37,296,254

			116,552,253

	Utilities - 4.6%
620,580	Dominion Energy, Inc.		43,614,362
465,987	Edison International		31,538,000
774,365	Exelon Corp.		33,808,776
310,604	NextEra Energy, Inc.		52,057,231

			161,018,369

	Total Common Stocks (cost $2,365,415,469)		$3,404,942,606

	Total Long-Term Investments (cost $2,365,415,469)		$3,404,942,606

Short-Term Investments - 1.7%
	Other Investment Pools & Funds - 1.7%
59,457,987	Fidelity Institutional Government Fund, Institutional Class, 1.99%(1)		59,457,987

	Total Short-Term Investments (cost $59,457,987)		$59,457,987

	Total Investments (cost $2,424,873,456)	99.8%	$3,464,400,593
	Other Assets and Liabilities	0.2%	5,607,236

	Total Net Assets	100.0%	$3,470,007,829

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Hartford Dividend and Growth HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Banks	$362,374,809	$362,374,809	$—	$—
Capital Goods	166,410,289	166,410,289	—	—
Consumer Services	32,644,571	32,644,571	—	—
Diversified Financials	99,951,999	99,951,999	—	—
Energy	332,450,417	332,450,417	—	—
Food & Staples Retailing	72,581,358	72,581,358	—	—
Food, Beverage & Tobacco	93,887,602	93,887,602	—	—
Health Care Equipment & Services	184,087,024	184,087,024	—	—
Household & Personal Products	26,349,920	26,349,920	—	—
Insurance	254,601,840	254,601,840	—	—
Materials	173,082,562	173,082,562	—	—
Media & Entertainment	169,617,328	169,617,328	—	—
Pharmaceuticals, Biotechnology & Life Sciences	333,338,623	333,338,623	—	—
Real Estate	75,114,806	75,114,806	—	—
Retailing	105,239,405	105,239,405	—	—
Semiconductors & Semiconductor Equipment	111,180,091	111,180,091	—	—
Software & Services	246,904,232	246,904,232	—	—
Technology Hardware & Equipment	168,257,996	168,257,996	—	—
Telecommunication Services	119,297,112	119,297,112	—	—
Transportation	116,552,253	116,552,253	—	—
Utilities	161,018,369	161,018,369	—	—
Short-Term Investments	59,457,987	59,457,987	—	—

Total	$3,464,400,593	$3,464,400,593	$—	$—

(1)	For the period ended September 30, 2018, there were no transfers between any levels.

Hartford Global Growth HLS Fund
Schedule of Investments September 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 98.9%
	Automobiles & Components - 0.9%
16,580	Ferrari N.V.	$2,277,368
15,988	Volkswagen AG	2,807,696

		5,085,064

	Banks - 3.4%
276,439	Bank of America Corp.	8,143,893
39,600	BNP Paribas S.A.	2,424,969
31,350	HDFC Bank Ltd. ADR	2,950,035
24,580	JP Morgan Chase & Co.	2,773,607
18,925	PNC Financial Services Group, Inc.	2,577,396

		18,869,900

	Capital Goods - 7.4%
119,692	ABB Ltd.	2,831,286
29,672	Airbus SE	3,725,102
122,640	Assa Abloy AB Class B	2,458,182
110,900	Atlas Copco AB Class A	3,189,281
16,844	General Dynamics Corp.	3,448,304
19,687	Harris Corp.	3,331,237
105,080	Komatsu Ltd.	3,197,679
26,352	Lockheed Martin Corp.	9,116,738
23,070	Nidec Corp.	3,317,367
28,939	Safran S.A.	4,052,155
6,212	SMC Corp.	1,988,281

		40,655,612

	Commercial & Professional Services - 2.3%
85,246	Edenred	3,248,511
120,497	Experian plc	3,091,959
64,502	IHS Markit Ltd.*	3,480,528
38,317	TransUnion	2,819,365

		12,640,363

	Consumer Durables & Apparel - 3.5%
14,160	adidas AG	3,462,962
30,282	Cie Financiere Richemont S.A.	2,468,901
102,984	NIKE, Inc. Class B	8,724,805
73,900	Sony Corp.	4,492,206

		19,148,874

	Consumer Services - 2.9%
185,456	Compass Group plc	4,123,302
80,801	Hilton Worldwide Holdings, Inc.	6,527,105
93,799	Melco Resorts & Entertainment Ltd. ADR	1,983,849
9,410	New Oriental Education & Technology Group, Inc. ADR	696,434
558,012	Sands China Ltd.	2,513,016

		15,843,706

	Diversified Financials - 6.9%
75,281	American Express Co.	8,016,674
50,179	Intercontinental Exchange, Inc.	3,757,905
55,472	Julius Baer Group Ltd.*	2,772,275
18,138	Moody’s Corp.	3,032,674
17,185	MSCI, Inc.	3,048,791
29,448	Northern Trust Corp.	3,007,524
4,459	Partners Group Holding AG	3,534,731
17,260	S&P Global, Inc.	3,372,431
141,563	TD Ameritrade Holding Corp.	7,478,773

		38,021,778

	Energy - 2.5%
295,719	Encana Corp.	3,876,067
154,148	Galp Energia SGPS S.A.	3,056,420
119,977	Newfield Exploration Co.*	3,458,937

Hartford Global Growth HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

55,090	Schlumberger Ltd.	$3,356,083

		13,747,507

	Food & Staples Retailing - 0.7%
49,012	Sysco Corp.	3,590,129

	Food, Beverage & Tobacco - 2.7%
7,630	Constellation Brands, Inc. Class A	1,645,181
307,481	Davide Campari-Milano S.p.A.	2,618,413
204,530	Diageo plc	7,246,105
56,665	Monster Beverage Corp.*	3,302,436

		14,812,135

	Health Care Equipment & Services - 8.0%
49,917	Abbott Laboratories	3,661,911
12,924	Anthem, Inc.	3,541,822
47,336	Baxter International, Inc.	3,649,132
172,099	Boston Scientific Corp.*	6,625,812
14,388	DexCom, Inc.*	2,058,060
25,428	Edwards Lifesciences Corp.*	4,427,015
53,800	Hoya Corp.	3,195,234
11,290	Humana, Inc.	3,821,891
28,313	Medtronic plc	2,785,150
20,358	Stryker Corp.	3,617,209
26,074	UnitedHealth Group, Inc.	6,936,727

		44,319,963

	Insurance - 1.9%
490,600	AIA Group Ltd.	4,374,638
576,538	Ping An Insurance Group Co. of China Ltd. Class H	5,840,446

		10,215,084

	Materials - 1.6%
178,901	BHP Billiton plc	3,903,904
198,594	First Quantum Minerals Ltd.	2,261,695
28,180	Shin-Etsu Chemical Co., Ltd.	2,491,343

		8,656,942

	Media & Entertainment - 9.2%
19,482	Alphabet, Inc. Class C*	23,251,182
56,587	Electronic Arts, Inc.*	6,818,168
15,282	Facebook, Inc. Class A*	2,513,278
5,697	Netflix, Inc.*	2,131,418
10,560	Nintendo Co., Ltd.	3,842,079
19,230	Spotify Technology S.A.*	3,477,361
148,260	Tencent Holdings Ltd.	6,053,578
84,529	Yandex N.V. Class A*	2,780,159

		50,867,223

	Pharmaceuticals, Biotechnology & Life Sciences - 5.3%
23,340	Agilent Technologies, Inc.	1,646,404
104,469	AstraZeneca plc	8,142,736
65,547	Bristol-Myers Squibb Co.	4,069,158
38,320	Eisai Co., Ltd.	3,733,026
26,590	Eli Lilly & Co.	2,853,373
18,490	ICON plc*	2,842,837
20,637	Novartis AG	1,776,401
16,776	Thermo Fisher Scientific, Inc.	4,094,686

		29,158,621

	Real Estate - 0.7%
26,822	American Tower Corp. REIT	3,897,237

	Retailing - 12.5%
21,032	Alibaba Group Holding Ltd. ADR*	3,465,232
12,254	Amazon.com, Inc.*	24,544,762
510,677	B&M European Value Retail S.A.	2,573,711
1,764	Booking Holdings, Inc.*	3,499,776
51,367	Home Depot, Inc.	10,640,674
77,907	Industria de Diseno Textil S.A.	2,353,692

Hartford Global Growth HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

279,151	Just Eat plc*	$2,436,320
43,405	Ross Stores, Inc.	4,301,436
80,710	TJX Cos., Inc.	9,041,134
21,930	Wayfair, Inc. Class A*	3,238,403
65,369	Zalando SE*(1)	2,540,130

		68,635,270

	Semiconductors & Semiconductor Equipment - 2.9%
138,558	Advanced Micro Devices, Inc.*	4,280,056
136,169	Infineon Technologies AG	3,098,643
50,657	Micron Technology, Inc.*	2,291,216
12,498	NVIDIA Corp.	3,512,188
330,000	Taiwan Semiconductor Manufacturing Co., Ltd.	2,816,066

		15,998,169

	Software & Services - 18.4%
28,345	Accenture plc Class A	4,824,319
40,954	Adobe Systems, Inc.*	11,055,532
26,683	Autodesk, Inc.*	4,165,483
24,921	Automatic Data Processing, Inc.	3,754,598
14,707	FleetCor Technologies, Inc.*	3,350,843
29,022	Global Payments, Inc.	3,697,403
20,262	Intuit, Inc.	4,607,579
46,444	Mastercard, Inc. Class A	10,338,899
152,602	Microsoft Corp.	17,453,090
115,168	PayPal Holdings, Inc.*	10,116,357
60,301	salesforce.com, Inc.*	9,589,668
43,952	ServiceNow, Inc.*	8,598,330
29,697	Total System Services, Inc.	2,932,282
46,526	Visa, Inc. Class A	6,983,087

		101,467,470

	Technology Hardware & Equipment - 2.5%
39,315	CDW Corp.	3,495,890
254,911	Flex Ltd.*	3,344,432
6,187	Keyence Corp.	3,593,945
35,395	Samsung Electronics Co., Ltd.	1,481,311
168,183	Sunny Optical Technology Group Co., Ltd.	1,941,684

		13,857,262

	Telecommunication Services - 0.7%
57,496	T-Mobile US, Inc.*	4,035,069

	Transportation - 2.0%
38,384	Canadian National Railway Co.	3,444,204
47,839	CSX Corp.	3,542,478
23,964	Union Pacific Corp.	3,902,058

		10,888,740

	Total Common Stocks (cost $395,227,324)	$544,412,118

Warrants - 0.0%
	Diversified Financials - 0.0%
1,035	Emergent Capital, Inc. Expires 04/11/19*(2)(3)	—

	Total Warrants (cost $—)	$—

	Total Long-Term Investments (cost $395,227,324)	$544,412,118

Short-Term Investments - 0.8%
	Other Investment Pools & Funds - 0.8%
4,545,764	Fidelity Institutional Government Fund, Institutional Class, 1.99%(4)	4,545,764

	Total Short-Term Investments (cost $4,545,764)	$4,545,764

Hartford Global Growth HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

Total Investments (cost $399,773,088)	99.7%	$548,957,882
Other Assets and Liabilities	0.3%	1,530,115

Total Net Assets	100.0%	$550,487,997

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)

Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, this holding is determined to be liquid. At September 30, 2018, the aggregate value of this security was $2,540,130, which represented 0.5% of total net assets.

(2)

This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At September 30, 2018, the aggregate fair value of this security was $0, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(3)

This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At September 30, 2018, the aggregate value of this security was $0, which represented 0.0% of total net assets.

(4)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Hartford Global Growth HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$5,085,064	$—	$5,085,064	$—
Banks	18,869,900	16,444,931	2,424,969	—
Capital Goods	40,655,612	15,896,279	24,759,333	—
Commercial & Professional Services	12,640,363	6,299,893	6,340,470	—
Consumer Durables & Apparel	19,148,874	8,724,805	10,424,069	—
Consumer Services	15,843,706	9,207,388	6,636,318	—
Diversified Financials	38,021,778	31,714,772	6,307,006	—
Energy	13,747,507	10,691,087	3,056,420	—
Food & Staples Retailing	3,590,129	3,590,129	—	—
Food, Beverage & Tobacco	14,812,135	4,947,617	9,864,518	—
Health Care Equipment & Services	44,319,963	41,124,729	3,195,234	—
Insurance	10,215,084	—	10,215,084	—
Materials	8,656,942	2,261,695	6,395,247	—
Media & Entertainment	50,867,223	40,971,566	9,895,657	—
Pharmaceuticals, Biotechnology & Life Sciences	29,158,621	15,506,458	13,652,163	—
Real Estate	3,897,237	3,897,237	—	—
Retailing	68,635,270	58,731,417	9,903,853	—
Semiconductors & Semiconductor Equipment	15,998,169	10,083,460	5,914,709	—
Software & Services	101,467,470	101,467,470	—	—
Technology Hardware & Equipment	13,857,262	6,840,322	7,016,940	—
Telecommunication Services	4,035,069	4,035,069	—	—
Transportation	10,888,740	10,888,740	—	—
Warrants	—	—	—	—
Short-Term Investments	4,545,764	4,545,764	—	—

Total	$548,957,882	$407,870,828	$141,087,054	$—

(1)	For the period ended September 30, 2018, there were no transfers between any levels.

Hartford Healthcare HLS Fund
Schedule of Investments September 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 95.5%
	Biotechnology - 26.0%
183,372	Aduro Biotech, Inc.*	$1,347,784
27,804	Aimmune Therapeutics, Inc.*	758,493
66,498	Alder Biopharmaceuticals, Inc.*	1,107,192
119,016	Alkermes plc*	5,051,039
31,472	Alnylam Pharmaceuticals, Inc.*	2,754,429
42,025	Arena Pharmaceuticals, Inc.*	1,933,991
51,257	Audentes Therapeutics, Inc.*	2,029,265
13,790	Biogen, Inc.*	4,872,145
9,841	Biohaven Pharmaceutical Holding Co., Ltd.*	369,530
25,206	Bluebird Bio, Inc.*	3,680,076
57,334	Calithera Biosciences, Inc.*	301,004
8,817	Celgene Corp.*	789,033
86,965	Clementia Pharmaceuticals, Inc.*	969,660
203,413	Coherus Biosciences, Inc.*	3,356,314
102,204	Cytokinetics, Inc.*	1,006,709
74,700	Forty Seven, Inc.*	1,114,524
61,958	G1 Therapeutics, Inc.*	3,239,784
17,152	Galapagos N.V.*	1,948,364
15,312	Genmab A/S*	2,405,086
55,954	Global Blood Therapeutics, Inc.*	2,126,252
115,081	GlycoMimetics, Inc.*	1,657,166
51,820	Heron Therapeutics, Inc.*	1,640,103
27,456	Incyte Corp.*	1,896,660
18,168	Innate Pharma S.A.*(1)	97,457
138,403	Ironwood Pharmaceuticals, Inc.*	2,554,919
102,878	Karyopharm Therapeutics, Inc.*	1,752,012
48,498	Loxo Oncology, Inc.*	8,284,913
72,992	Momenta Pharmaceuticals, Inc.*	1,919,690
45,265	Neon Therapeutics, Inc.*	386,563
75,185	Nightstar Therapeutics plc*	1,536,030
113,258	Portola Pharmaceuticals, Inc.*(1)	3,016,061
38,655	Radius Health, Inc.*	688,059
5,633	Regeneron Pharmaceuticals, Inc.*	2,275,957
359,459	Rigel Pharmaceuticals, Inc.*	1,153,863
104,134	Seattle Genetics, Inc.*	8,030,814
25,200	Spark Therapeutics, Inc.*	1,374,660
132,515	Syndax Pharmaceuticals, Inc.*	1,070,721
23,004	TESARO, Inc.*(1)	897,386
143,263	Trevena, Inc.*	303,718
22,296	Ultragenyx Pharmaceutical, Inc.*	1,702,077
30,565	UroGen Pharma Ltd.*	1,443,585
30,319	Vertex Pharmaceuticals, Inc.*	5,843,684
21,957	Zealand Pharma A/S ADR*	362,730

		91,049,502

	Drug Retail - 0.5%
24,169	Walgreens Boots Alliance, Inc.	1,761,920

	Health Care Distributors - 1.5%
33,472	Cardinal Health, Inc.	1,807,488
26,427	McKesson Corp.	3,505,542

		5,313,030

	Health Care Equipment - 21.0%
185,868	Abbott Laboratories	13,635,277
50,615	AtriCure, Inc.*	1,773,044
23,381	Baxter International, Inc.	1,802,441
313,854	Boston Scientific Corp.*	12,083,379
52,176	Danaher Corp.	5,669,444
30,514	Edwards Lifesciences Corp.*	5,312,487
25,632	Globus Medical, Inc. Class A*	1,454,872
38,137	Koninklijke Philips N.V.	1,738,340
139,926	Medtronic plc	13,764,521
20,969	NuVasive, Inc.*	1,488,380

Hartford Healthcare HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

36,302	Stryker Corp.	$6,450,139
10,055	Teleflex, Inc.	2,675,535
43,031	Zimmer Biomet Holdings, Inc.	5,657,286

		73,505,145

	Health Care Facilities - 4.1%
53,070	Acadia Healthcare Co., Inc.*	1,868,064
792,917	China Resources Phoenix Healthcare Holdings Co., Ltd.	719,585
62,409	HCA Healthcare, Inc.	8,682,340
1,136	NMC Health plc	50,217
22,869	Universal Health Services, Inc. Class B	2,923,573

		14,243,779

	Health Care Supplies - 0.2%
64,227	Endologix, Inc.*	122,673
43,437	OraSure Technologies, Inc.*	671,102

		793,775

	Health Care Technology - 2.7%
26,522	athenahealth, Inc.*	3,543,339
22,041	Cerner Corp.*	1,419,661
71,650	HMS Holdings Corp.*	2,350,837
25,631	Teladoc Health, Inc.*	2,213,237

		9,527,074

	Life Sciences Tools & Services - 3.9%
11,902	ICON plc*	1,829,932
34,240	Syneos Health, Inc.*	1,765,072
850	Tecan Group AG	201,221
40,296	Thermo Fisher Scientific, Inc.	9,835,448

		13,631,673

	Managed Health Care - 12.3%
7,490	Aetna, Inc.	1,519,347
32,706	Anthem, Inc.	8,963,079
14,072	Centene Corp.*	2,037,344
9,277	Cigna Corp.	1,931,935
5,675	Humana, Inc.	1,921,101
8,052	Molina Healthcare, Inc.*	1,197,332
80,196	UnitedHealth Group, Inc.	21,335,344
12,579	WellCare Health Plans, Inc.*	4,031,444

		42,936,926

	Pharmaceuticals - 23.3%
57,715	Allergan plc	10,993,553
43,025	Amneal Pharmaceuticals, Inc.*	954,725
45,500	Assembly Biosciences, Inc.*	1,689,870
201,025	AstraZeneca plc ADR	7,954,559
215,948	Bristol-Myers Squibb Co.	13,406,052
25,265	Chugai Pharmaceutical Co., Ltd.	1,624,118
91,833	Clearside Biomedical, Inc.*	564,773
47,922	Dermira, Inc.*	522,350
57,354	Eisai Co., Ltd.	5,587,264
6,300	Elanco Animal Health, Inc.*(1)	219,807
92,322	Eli Lilly & Co.	9,907,074
61,200	Evolus, Inc.*(1)	1,139,544
13,819	Hikma Pharmaceuticals plc	332,734
35,917	Intersect ENT, Inc.*	1,032,614
19,136	Kala Pharmaceuticals, Inc.*	188,872
104,897	Medicines Co.*(1)	3,137,469
236,571	MediWound Ltd.*	1,454,912
102,697	Mylan N.V.*	3,758,710
68,565	MyoKardia, Inc.*	4,470,438
326,097	Nabriva Therapeutics plc*	880,462
9,100	ObsEva S.A.*	164,073
79,361	Ono Pharmaceutical Co., Ltd.	2,246,431
65,016	Revance Therapeutics, Inc.*	1,615,647
31,786	Shionogi & Co., Ltd.	2,077,839

Hartford Healthcare HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

785,736	Sino Biopharmaceutical Ltd.		$730,840
15,424	Takeda Pharmaceutical Co., Ltd.		659,500
46,966	Teva Pharmaceutical Industries Ltd. ADR		1,011,647
20,700	Tricida, Inc.*		632,385
31,281	UCB S.A.		2,811,034

			81,769,296

	Total Common Stocks (cost $251,391,020)		$334,532,120

	Total Long-Term Investments (cost $251,391,020)		$334,532,120

Short-Term Investments - 6.5%
	Other Investment Pools & Funds - 4.5%
15,698,017	Fidelity Institutional Government Fund, Institutional Class, 1.99%(2)		15,698,017

	Securities Lending Collateral - 2.0%
356,115	Citibank NA DDCA, 2.17%, 10/1/2018(2)		356,115
2,500,168	Goldman Sachs Financial Square Funds, Government Institutional Fund, 2.02%(2)		2,500,168
1,963,287	Invesco Government & Agency Portfolio, 1.97%(2)		1,963,287
1,963,646	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.04%(2)		1,963,646
339,079	Western Asset Institutional Government Class A Fund, 1.99%(2)		339,079

			7,122,295

	Total Short-Term Investments (cost $22,820,312)		$22,820,312

	Total Investments (cost $274,211,332)	102.0%	$357,352,432
	Other Assets and Liabilities	(2.0)%	(7,034,892)

	Total Net Assets	100.0%	$350,317,540

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 for securities lending information.
(2)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account

Hartford Healthcare HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Biotechnology	$91,049,502	$86,598,595	$4,450,907	$—
Drug Retail	1,761,920	1,761,920	—	—
Health Care Distributors	5,313,030	5,313,030	—	—
Health Care Equipment	73,505,145	71,766,805	1,738,340	—
Health Care Facilities	14,243,779	13,473,977	769,802	—
Health Care Supplies	793,775	793,775	—	—
Health Care Technology	9,527,074	9,527,074	—	—
Life Sciences Tools & Services	13,631,673	13,430,452	201,221	—
Managed Health Care	42,936,926	42,936,926	—	—
Pharmaceuticals	81,769,296	65,699,536	16,069,760	—
Short-Term Investments	22,820,312	22,820,312	—	—

Total	$357,352,432	$334,122,402	$23,230,030	$—

(1)

For the period ended September 30, 2018, investments valued at $3,272,998 were transferred from Level 1 to Level 2 due to the application of a fair valuation model factor. There are no transfers between any other levels.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford High Yield HLS Fund
Schedule of Investments September 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 1.5%
	Consumer Services - 0.2%
58,800	Caesars Entertainment Corp.*	$602,700

	Diversified Financials - 0.3%
21,000	OneMain Holdings, Inc.*	705,810

	Energy - 0.7%
206,275,142	KCA Deutag*(1)(2)(3)(4)	1,362,447
19,100	Peabody Energy Corp.	680,724

		2,043,171

	Materials - 0.3%
57,600	Constellium N.V. Class A*	711,360

	Total Common Stocks (cost $5,845,046)	$4,063,041

Asset & Commercial Mortgage Backed Securities - 0.0%
	Asset-Backed - Finance & Insurance - 0.0%
$ 2,490,000	Soundview NIM Trust 8.25%, 12/25/2036(2)(4)(5)	—

	Total Asset & Commercial Mortgage Backed Securities (cost $2,478,958)	$—

Corporate Bonds - 88.2%
	Aerospace/Defense - 0.4%
	DAE Funding LLC
370,000	4.50%, 08/01/2022(2)	360,750
760,000	5.00%, 08/01/2024(2)	743,850

		1,104,600

	Auto Manufacturers - 0.1%
400,000	Tesla, Inc. 5.30%, 08/15/2025(2)	337,000

	Auto Parts & Equipment - 0.2%
685,000	Goodyear Tire & Rubber Co. 5.00%, 05/31/2026	644,071

	Biotechnology - 0.1%
370,000	Sotera Health Topco, Inc. (8.13% Cash, 8.88% PIK) 8.13%, 11/01/2021(2)(6)	373,700

	Chemicals - 1.1%
	CF Industries, Inc.
140,000	4.95%, 06/01/2043	123,900
767,000	5.15%, 03/15/2034	728,650
220,000	5.38%, 03/15/2044	204,050
	Chemours Co.
970,000	6.63%, 05/15/2023	1,013,252
305,000	7.00%, 05/15/2025	323,450
545,000	Starfruit Finco B.V. / Starfruit US Holdco LLC 8.00%, 10/01/2026(2)	553,175

		2,946,477

	Coal - 2.8%
1,365,000	Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp. 12.00%, 11/01/2021(4)	1,371,811
2,515,000	Foresight Energy LLC / Foresight Energy Finance Corp. 11.50%, 04/01/2023(2)(4)	2,225,775
2,390,000	Peabody Energy Corp. 6.38%, 03/31/2025(2)	2,428,838
1,535,000	Warrior Met Coal, Inc. 8.00%, 11/01/2024(2)	1,573,375

		7,599,799

	Commercial Banks - 5.3%
2,000,000	Banco Bilbao Vizcaya Argentaria S.A. 5 year USD Swap + 3.870%, 6.13%, 11/16/2027(7)(8)	1,797,500

Hartford High Yield HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

EUR 800,000	5 year EUR Swap + 6.155%, 7.00%, 02/19/2019(7)(8)(9)	$945,875
400,000	5 year EUR Swap + 9.177%, 8.88%, 04/14/2021(7)(8)(9)	518,990
1,400,000	Banco de Sabadell S.A. 5 year EUR Swap + 6.414%, 6.50%, 05/18/2022(7)(8)(9)	1,638,643
	BNP Paribas S.A.
$ 260,000	5 year USD Swap + 2.838%, 5.13%, 11/15/2027(2)(7)(8)	232,700
1,080,000	5 year USD Swap + 6.314%, 7.63%, 03/30/2021(2)(7)(8)	1,134,000
690,000	Credit Agricole S.A. 5 year USD Swap + 4.898%, 7.88%, 01/23/2024(2)(7)(8)	726,280
2,135,000	Credit Suisse Group AG 5 year USD Swap + 3.455%, 6.25%, 12/18/2024(7)(8)(9)	2,105,644
1,580,000	Freedom Mortgage Corp. 8.13%, 11/15/2024(2)	1,532,600
730,000	Intesa Sanpaolo S.p.A. 5 year USD Swap + 5.462%, 7.70%, 09/17/2025(2)(7)(8)	703,545
	Royal Bank of Scotland Group plc
1,300,000	3 mo. USD LIBOR + 2.320%, 4.71%, 09/30/2027(7)(8)	1,223,625
385,000	5 year USD Swap + 7.598%, 8.63%, 08/15/2021(7)(8)	412,431
640,000	Societe Generale S.A. 5 year USD Swap + 6.394%, 8.25%, 11/29/2018(7)(8)(9)	644,032
1,200,000	UniCredit S.p.A. 5 year USD Swap + 5.180%, 8.00%, 06/03/2024(7)(8)(9)	1,129,224

		14,745,089

	Commercial Services - 4.6%
360,000	ACE Cash Express, Inc. 12.00%, 12/15/2022(2)	382,500
	APX Group, Inc.
1,180,000	7.63%, 09/01/2023	1,090,025
2,050,000	7.88%, 12/01/2022	2,091,000
	Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
1,875,000	5.25%, 03/15/2025(2)	1,757,812
985,000	5.50%, 04/01/2023	979,770
1,344,000	Brand Industrial Services, Inc. 8.50%, 07/15/2025(2)	1,381,471
1,450,000	Garda World Security Corp. 8.75%, 05/15/2025(2)	1,411,937
	Herc Rentals, Inc.
665,000	7.50%, 06/01/2022(2)	703,238
1,184,000	7.75%, 06/01/2024(2)	1,274,055
385,000	Service Corp. International 4.63%, 12/15/2027	369,527
	United Rentals North America, Inc.
440,000	4.63%, 10/15/2025	426,800
875,000	5.88%, 09/15/2026	897,969

		12,766,104

	Construction Materials - 0.6%
1,605,000	Standard Industries, Inc. 5.38%, 11/15/2024(2)	1,602,994

	Diversified Financial Services - 4.2%
620,000	Fly Leasing Ltd. 5.25%, 10/15/2024	595,975
1,370,000	goeasy Ltd. 7.88%, 11/01/2022(2)	1,426,512
	Navient Corp.
417,000	5.50%, 01/25/2023	415,958
365,000	5.63%, 08/01/2033	305,688
1,641,000	5.88%, 10/25/2024	1,608,180
1,240,000	6.13%, 03/25/2024	1,240,000
815,000	6.50%, 06/15/2022	846,972
527,000	7.25%, 09/25/2023	558,620
	Springleaf Finance Corp.
490,000	5.25%, 12/15/2019	496,738
410,000	6.88%, 03/15/2025	408,975
140,000	7.13%, 03/15/2026	139,300

Hartford High Yield HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

$ 675,000	7.75%, 10/01/2021	$728,143
1,730,000	8.25%, 12/15/2020	1,878,693
720,000	Tempo Acquisition LLC / Tempo Acquisition Finance Corp. 6.75%, 06/01/2025(2)	700,200
285,000	Vantiv LLC / Vanity Issuer Corp. 4.38%, 11/15/2025(2)	270,750

		11,620,704

	Electric - 0.8%
2,220,000	AES Corp. 5.13%, 09/01/2027	2,242,200

	Electrical Components & Equipment - 0.5%
EUR 1,085,000	Energizer Gamma Acquisition B.V. 4.63%, 07/15/2026(2)	1,306,980

	Entertainment - 2.9%
$ 1,150,000	Caesars Resort Collection LLC / CRC Finco, Inc. 5.25%, 10/15/2025(2)	1,095,375
195,000	Delta Merger Sub, Inc. 6.00%, 09/15/2026(2)	197,437
1,350,000	Eldorado Resorts, Inc. 6.00%, 04/01/2025	1,366,875
1,655,000	Jacobs Entertainment, Inc. 7.88%, 02/01/2024(2)	1,756,634
1,880,000	Penn National Gaming, Inc. 5.63%, 01/15/2027(2)	1,813,636
1,225,000	Pinnacle Entertainment, Inc. 5.63%, 05/01/2024	1,293,906
195,000	Scientific Games International, Inc. 5.00%, 10/15/2025(2)	185,250
325,000	WMG Acquisition Corp. 5.00%, 08/01/2023(2)	325,000

		8,034,113

	Food - 2.1%
	Post Holdings, Inc.
2,510,000	5.00%, 08/15/2026(2)	2,373,330
1,151,000	5.63%, 01/15/2028(2)	1,107,838
660,000	5.75%, 03/01/2027(2)	646,800
1,665,000	TreeHouse Foods, Inc. 4.88%, 03/15/2022	1,665,000

		5,792,968

	Healthcare-Products - 1.1%
2,895,000	Sotera Health Holdings LLC 6.50%, 05/15/2023(2)	2,981,850

	Healthcare-Services - 4.0%
	Envision Healthcare Corp.
370,000	5.13%, 07/01/2022(2)	379,065
940,000	5.63%, 07/15/2022	966,508
1,835,000	HCA Healthcare, Inc. 6.25%, 02/15/2021	1,912,988
	HCA, Inc.
1,340,000	5.25%, 06/15/2026	1,378,525
1,085,000	5.38%, 02/01/2025	1,106,700
1,430,000	5.38%, 09/01/2026	1,444,300
1,599,000	7.50%, 11/15/2095	1,591,005
2,340,000	West Street Merger Sub, Inc. 6.38%, 09/01/2025(2)	2,217,150

		10,996,241

	Home Builders - 2.7%
1,690,000	AV Homes, Inc. 6.63%, 05/15/2022	1,745,263
	Beazer Homes USA, Inc.
370,000	5.88%, 10/15/2027	314,500
525,000	6.75%, 03/15/2025	486,176

Hartford High Yield HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

$ 1,120,000	8.75%, 03/15/2022	$1,184,400
1,310,000	KB Home 8.00%, 03/15/2020	1,385,456
	M/I Homes, Inc.
150,000	5.63%, 08/01/2025	141,000
2,115,000	6.75%, 01/15/2021	2,157,195

		7,413,990

	Household Products - 0.5%
2,400,000	Revlon Consumer Products Corp. 6.25%, 08/01/2024	1,456,500

	Household Products/Wares - 0.5%
EUR 1,320,000	Diamond (BC) B.V. 5.63%, 08/15/2025(2)	1,432,907

	Insurance - 1.2%
	Genworth Holdings, Inc.
$ 110,000	4.80%, 02/15/2024	94,050
770,000	4.90%, 08/15/2023	666,050
440,000	7.20%, 02/15/2021	443,300
245,000	7.63%, 09/24/2021	248,063
35,000	7.70%, 06/15/2020	35,875
1,910,000	USIS Merger Sub, Inc. 6.88%, 05/01/2025(2)	1,905,225

		3,392,563

	Internet - 0.8%
2,145,000	Zayo Group LLC / Zayo Capital, Inc. 6.00%, 04/01/2023	2,209,350

	Iron/Steel - 1.1%
	AK Steel Corp.
760,000	7.00%, 03/15/2027	729,600
1,015,000	7.63%, 10/01/2021	1,034,031
	Steel Dynamics, Inc.
230,000	4.13%, 09/15/2025	219,075
1,130,000	5.50%, 10/01/2024	1,153,730

		3,136,436

	Lodging - 2.9%
	Boyd Gaming Corp.
790,000	6.00%, 08/15/2026	795,925
920,000	6.38%, 04/01/2026	946,450
1,935,000	FelCor Lodging L.P. 6.00%, 06/01/2025	2,012,400
1,630,000	Jack Ohio Finance LLC / Jack Ohio Finance Corp. 6.75%, 11/15/2021(2)	1,687,050
1,170,000	Station Casinos LLC 5.00%, 10/01/2025(2)	1,120,626
1,585,000	Sugarhouse HSP Gaming Prop Mezz L.P. / Sugarhouse HSP Gaming Finance Corp. 5.88%, 05/15/2025(2)	1,497,350

		8,059,801

	Machinery - Construction & Mining - 0.6%
1,555,000	BlueLine Rental Finance Corp. / BlueLine Rental LLC 9.25%, 03/15/2024(2)	1,634,694

	Machinery-Diversified - 1.1%
1,935,000	Cloud Crane LLC 10.13%, 08/01/2024(2)	2,118,825
795,000	Stevens Holding Co., Inc. 6.13%, 10/01/2026(2)	807,919

		2,926,744

	Media - 8.8%
	Altice France S.A.
2,370,000	7.38%, 05/01/2026(2)	2,370,000
1,375,000	8.13%, 02/01/2027(2)	1,416,250

Hartford High Yield HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

$ 940,000	Altice Luxembourg S.A. 7.75%, 05/15/2022(2)	$912,975
	CCO Holdings LLC / CCO Holdings Capital Corp.
120,000	5.13%, 02/15/2023	120,450
245,000	5.13%, 05/01/2023(2)	245,380
95,000	5.25%, 09/30/2022	96,039
545,000	5.75%, 09/01/2023	552,494
105,000	5.75%, 01/15/2024	106,706
3,000,000	5.75%, 02/15/2026(2)	3,007,500
1,775,000	Cequel Communications Holdings I LLC / Cequel Capital Corp. 5.13%, 12/15/2021(2)	1,779,883
1,195,000	CSC Holdings LLC 5.25%, 06/01/2024	1,168,112
	DISH DBS Corp.
830,000	5.00%, 03/15/2023	753,225
595,000	5.88%, 07/15/2022	580,756
945,000	6.75%, 06/01/2021	965,081
556,000	7.88%, 09/01/2019	575,577
	Gray Television, Inc.
1,255,000	5.13%, 10/15/2024(2)	1,212,644
380,000	5.88%, 07/15/2026(2)	376,675
1,175,000	Liberty Interactive LLC 8.25%, 02/01/2030	1,252,902
	Sinclair Television Group, Inc.
520,000	5.13%, 02/15/2027(2)	477,750
1,055,000	5.88%, 03/15/2026(2)	1,028,730
	TEGNA, Inc.
1,515,000	4.88%, 09/15/2021(2)	1,516,894
1,528,000	5.13%, 10/15/2019	1,528,955
1,565,000	Tribune Media Co. 5.88%, 07/15/2022	1,592,387
817,000	WMG Acquisition Corp. 5.50%, 04/15/2026(2)	810,873

		24,448,238

	Metal Fabricate/Hardware - 0.7%
	Novelis Corp.
605,000	5.88%, 09/30/2026(2)	591,085
1,115,000	6.25%, 08/15/2024(2)	1,141,481
340,000	TriMas Corp. 4.88%, 10/15/2025(2)	325,550

		2,058,116

	Mining - 2.0%
1,075,000	Alcoa Nederland Holding B.V. 6.13%, 05/15/2028(2)	1,104,562
520,000	Constellium N.V. 5.88%, 02/15/2026(2)	508,950
	First Quantum Minerals Ltd.
760,000	7.00%, 02/15/2021(2)	751,450
615,000	7.50%, 04/01/2025(2)	583,481
1,290,000	Kaiser Aluminum Corp. 5.88%, 05/15/2024	1,318,638
	New Gold, Inc.
105,000	6.25%, 11/15/2022(2)	91,613
1,510,000	6.38%, 05/15/2025(2)	1,253,300

		5,611,994

	Miscellaneous Manufacturing - 0.7%
1,785,000	Bombardier, Inc. 6.13%, 01/15/2023(2)	1,792,809

	Office/Business Equipment - 0.5%
885,000	CDW LLC / CDW Finance Corp. 5.00%, 09/01/2023	896,062
	Pitney Bowes, Inc.
280,000	4.63%, 03/15/2024	251,331

Hartford High Yield HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

$ 270,000	4.70%, 04/01/2023	$246,972

		1,394,365

	Oil & Gas - 7.8%
2,260,000	Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.13%, 11/15/2022(2)	2,319,325
985,000	California Resources Corp. 8.00%, 12/15/2022(2)	940,675
	Chesapeake Energy Corp.
1,410,000	7.00%, 10/01/2024	1,410,000
915,000	7.50%, 10/01/2026	915,000
	Continental Resources, Inc.
475,000	3.80%, 06/01/2024	465,814
265,000	4.50%, 04/15/2023	269,665
804,000	5.00%, 09/15/2022	815,658
1,430,000	Energen Corp. 4.63%, 09/01/2021	1,437,150
775,000	Jagged Peak Energy LLC 5.88%, 05/01/2026(2)	771,125
	MEG Energy Corp.
220,000	6.38%, 01/30/2023(2)	200,200
1,090,000	6.50%, 01/15/2025(2)	1,079,100
910,000	7.00%, 03/31/2024(2)	830,375
	QEP Resources, Inc.
1,895,000	5.25%, 05/01/2023	1,845,256
205,000	5.38%, 10/01/2022	205,769
150,000	5.63%, 03/01/2026	143,438
245,000	6.80%, 03/01/2020	255,412
	SM Energy Co.
1,680,000	5.00%, 01/15/2024	1,635,900
240,000	6.13%, 11/15/2022	247,200
420,000	6.63%, 01/15/2027	434,175
1,230,000	Tullow Oil plc 6.25%, 04/15/2022(2)	1,230,246
1,875,000	Vine Oil & Gas L.P. / Vine Oil & Gas Finance Corp. 8.75%, 04/15/2023(2)	1,832,812
	WPX Energy, Inc.
1,170,000	5.25%, 09/15/2024	1,175,850
270,000	5.75%, 06/01/2026	273,375
384,000	6.00%, 01/15/2022	397,920
295,000	8.25%, 08/01/2023	334,825

		21,466,265

	Oil & Gas Services - 0.3%
	Weatherford International Ltd.
250,000	5.95%, 04/15/2042	180,000
660,000	6.50%, 08/01/2036	496,650
250,000	7.00%, 03/15/2038(4)	193,750

		870,400

	Packaging & Containers - 4.7%
1,700,000	ARD Finance S.A. (PIK 7.88%) 7.13%, 09/15/2023(6)	1,712,750
	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
340,000	6.00%, 02/15/2025(2)	332,775
305,000	7.25%, 05/15/2024(2)	319,106
2,060,000	Berry Global, Inc. 6.00%, 10/15/2022	2,121,800
1,015,000	Crown Americas LLC / Crown Americas Capital Corp. 4.75%, 02/01/2026(2)	969,325
	Flex Acquisition Co., Inc.
1,875,000	6.88%, 01/15/2025(2)	1,790,625
575,000	7.88%, 07/15/2026(2)	567,813
1,410,000	Multi-Color Corp. 4.88%, 11/01/2025(2)	1,318,350
535,000	OI European Group B.V. 4.00%, 03/15/2023(2)	508,250

Hartford High Yield HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

$ 445,000	Plastipak Holdings, Inc. 6.25%, 10/15/2025(2)	$406,063
	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
2,070,000	5.13%, 07/15/2023(2)	2,059,650
805,000	7.00%, 07/15/2024(2)	819,087

		12,925,594

	Pharmaceuticals - 4.6%
	Bausch Health Cos., Inc.
1,720,000	5.50%, 03/01/2023(2)	1,655,500
5,110,000	5.88%, 05/15/2023(2)	4,982,250
1,230,000	6.13%, 04/15/2025(2)	1,168,500
240,000	7.00%, 03/15/2024(2)	253,560
280,000	Catalent Pharma Solutions, Inc. 4.88%, 01/15/2026(2)	269,500
	Endo Dac / Endo Finance LLC / Endo Finco, Inc.
736,000	6.00%, 07/15/2023(2)	653,200
2,075,000	6.00%, 02/01/2025(2)	1,788,650
910,000	Teva Pharmaceutical Finance LLC 2.25%, 03/18/2020	883,069
	Teva Pharmaceutical Finance Netherlands B.V.
620,000	3.15%, 10/01/2026	515,853
640,000	6.75%, 03/01/2028	675,114

		12,845,196

	Pipelines - 1.4%
905,000	Cheniere Corpus Christi Holdings LLC 5.13%, 06/30/2027	908,394
	Energy Transfer Equity L.P.
230,000	4.25%, 03/15/2023	228,562
1,773,000	7.50%, 10/15/2020	1,897,110
950,000	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp. 4.75%, 10/01/2023(2)	949,715

		3,983,781

	Retail - 3.2%
3,670,000	1011778 BC ULC / New Red Finance, Inc. 5.00%, 10/15/2025(2)	3,514,061
895,000	Beacon Roofing Supply, Inc. 4.88%, 11/01/2025(2)	824,519
965,000	PetSmart, Inc. 5.88%, 06/01/2025(2)	791,001
1,200,000	Staples, Inc. 8.50%, 09/15/2025(2)	1,131,000
2,890,000	United Rentals North America, Inc. 4.88%, 01/15/2028	2,709,375

		8,969,956

	Semiconductors - 1.6%
480,000	Entegris, Inc. 4.63%, 02/10/2026(2)	456,552
1,865,000	Micron Technology, Inc. 5.50%, 02/01/2025	1,928,634
	Sensata Technologies B.V.
1,221,000	5.00%, 10/01/2025(2)	1,217,947
900,000	5.63%, 11/01/2024(2)	929,250

		4,532,383

	Software - 3.0%
980,000	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc. 5.75%, 03/01/2025(2)	972,640
	First Data Corp.
1,425,000	5.38%, 08/15/2023(2)	1,446,731
1,361,000	5.75%, 01/15/2024(2)	1,383,116
1,580,000	7.00%, 12/01/2023(2)	1,645,175
684,000	Infor Software Parent LLC (7.13% Cash, 7.88% PIK) 7.13%, 05/01/2021(2)(6)	689,978

Hartford High Yield HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

$ 2,075,000	Infor U.S., Inc. 6.50%, 05/15/2022	$2,103,117

		8,240,757

	Telecommunications - 6.2%
	Altice Financing S.A.
380,000	6.63%, 02/15/2023(2)	382,850
2,270,000	7.50%, 05/15/2026(2)	2,213,250
	CenturyLink, Inc.
2,144,000	5.63%, 04/01/2025	2,096,403
466,000	7.50%, 04/01/2024	497,455
1,010,000	Embarq Corp. 8.00%, 06/01/2036	1,010,000
1,395,000	Frontier Communications Corp. 8.50%, 04/01/2026(2)	1,318,275
800,000	Sprint Capital Corp. 6.88%, 11/15/2028	804,000
	Sprint Corp.
416,000	7.13%, 06/15/2024	431,600
2,495,000	7.25%, 09/15/2021	2,638,462
795,000	7.63%, 02/15/2025	843,098
3,479,000	7.88%, 09/15/2023	3,752,971
480,000	Telecom Italia Capital S.A. 7.20%, 07/18/2036	498,000
725,000	Telecom Italia S.p.A. 5.30%, 05/30/2024(2)	705,969

		17,192,333

	Textiles - 0.5%
1,395,000	Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC 7.50%, 05/01/2025(2)	1,367,100

	Total Corporate Bonds (cost $244,526,045)	$244,457,162

Senior Floating Rate Interests - 5.4%(10)
	Chemicals - 0.1%
245,000	Starfruit Finco B.V 1 mo. USD LIBOR + 3.250%, 0.00%, 09/20/2025(11)	245,936

	Commercial Services - 0.5%
768,075	Blackhawk Network Holdings, Inc. 1 mo. USD LIBOR + 3.000%, 5.39%, 06/15/2025	772,330
648,375	Trans Union LLC 1 mo. USD LIBOR + 2.000%, 4.24%, 06/19/2025	650,132

		1,422,462

	Diversified Financial Services - 0.4%
860,675	Crown Finance U.S., Inc. 1 mo. USD LIBOR + 2.500%, 4.74%, 02/28/2025	859,289
250,188	SS&C Technologies Holdings Europe S.a.r.l. 1 mo. USD LIBOR + 2.250%, 4.49%, 04/16/2025	250,346

		1,109,635

	Food - 0.1%
249,375	CHG PPC Parent LLC 1 mo. USD LIBOR + 2.750%, 4.99%, 03/31/2025	249,375

	Healthcare-Services - 0.3%
930,431	Syneos Health, Inc. 1 mo. USD LIBOR + 2.000%, 4.24%, 08/01/2024	931,594

	Household Products - 0.2%
476,400	Diamond (BC) B.V. 2 mo. USD LIBOR + 3.000%, 5.24%, 09/06/2024	466,872

	Insurance - 1.0%
1,780,538	Asurion LLC 1 mo. USD LIBOR + 3.000%, 5.24%, 11/03/2024	1,791,951
179,550	Genworth Holdings, Inc. 1 mo. USD LIBOR + 4.500%, 6.65%, 03/07/2023	183,478

Hartford High Yield HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

$ 788,025	Hub International Ltd. 2 mo. USD LIBOR + 3.000%, 5.34%, 04/25/2025	$789,404

		2,764,833

	Internet - 0.4%
1,250,182	Lands’ End, Inc. 1 mo. USD LIBOR + 3.250%, 5.49%, 04/04/2021	1,221,428

	Leisure Time - 0.7%
1,955,225	Golden Entertainment, Inc. 1 mo. USD LIBOR + 3.000%, 5.25%, 10/20/2024	1,960,113

	Machinery-Diversified - 0.2%
544,438	Gardner Denver, Inc. 3 mo. USD LIBOR + 2.750%, 4.99%, 07/30/2024	547,106

	Media - 1.0%
1,422,850	PSAV Holdings LLC 3 mo. USD LIBOR + 3.250%, 5.57%, 03/01/2025	1,412,179
1,356,600	Shutterfly, Inc. 1 mo. USD LIBOR + 2.750%, 5.00%, 08/17/2024	1,361,117

		2,773,296

	Semiconductors - 0.2%
578,485	Microchip Technology, Inc. 1 mo. USD LIBOR + 2.000%, 4.25%, 05/29/2025	578,607

	Software - 0.3%
	SS&C Technologies, Inc.
165,000	0.00%, 04/16/2025(11)	165,051
644,539	1 mo. USD LIBOR + 2.250%, 4.49%, 04/16/2025	644,945

		809,996

	Total Senior Floating Rate Interests (cost $15,063,430)	$15,081,253

Convertible Bonds - 1.3%
	Commercial Services - 0.2%
690,000	Cardtronics, Inc. 1.00%, 12/01/2020(4)	664,207

	Media - 0.3%
750,000	DISH Network Corp. 3.38%, 08/15/2026	715,325

	Oil & Gas - 0.0%
1,790,000	Cobalt International Energy, Inc. 2.63%, 12/01/2019(5)	2,327

	Semiconductors - 0.4%
	Microchip Technology, Inc.
565,000	1.63%, 02/15/2027	601,428
589,000	2.25%, 02/15/2037(4)	621,180

		1,222,608

	Software - 0.4%
1,052,000	Western Digital Corp. 1.50%, 02/01/2024(2)	973,490

	Total Convertible Bonds (cost $5,638,641)	$3,577,957

Preferred Stocks - 0.2%
	Diversified Financials - 0.2%
16,525	GMAC Capital Trust Series 2 3 mo. USD LIBOR + 5.785%, 8.10%(8)	434,608

	Total Preferred Stocks (cost $433,018)	$434,608

Escrows - 0.8%
	Electric - 0.0%
415,000	Texas Competitive Electric Holdings Co. LLC 11.50%, 10/01/2020(1)(3)(4)(5)	—

Hartford High Yield HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

	Energy-Alternate Sources - 0.0%
4,525,000	TCEH Corp.*(1)(3)(4)		$5
82,554	Vistra Energy Corp.*(4)		61,915

			61,920

	Environmental Control - 0.8%
2,107,000	Tervita Escrow Corp. 7.63%, 12/01/2021(2)		2,172,844

	Total Escrows (cost $2,137,281)		$2,234,764

	Total Long-Term Investments (cost $276,122,419)		$269,848,785

Short-Term Investments - 1.6%
	Other Investment Pools & Funds - 1.6%
4,365,138	Fidelity Institutional Government Fund, Institutional Class, 1.99%(12)		4,365,138

	Total Short-Term Investments (cost $4,365,138)		$4,365,138

	Total Investments (cost $280,487,557)	99.0%	$274,213,923
	Other Assets and Liabilities	1.0%	2,814,273

	Total Net Assets	100.0%	$277,028,196

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Investment valued using significant unobservable inputs.
(2)

Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At September 30, 2018, the aggregate value of these securities was $131,241,805, which represented 47.4% of total net assets.

(3)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At September 30, 2018, the aggregate fair value of these securities was $1,362,452, which represented 0.5% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(4)

This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At September 30, 2018, the aggregate value of these securities was $6,501,090, which represented 2.3% of total net assets.

(5)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(6)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(7)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(8)	Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2018.
(9)

These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At September 30, 2018, the aggregate value of these securities was $6,982,408, which represented 2.5% of total net assets.

Hartford High Yield HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

(10)

Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of September 30, 2018.

(11)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(12)	Current yield as of period end.

Foreign Currency Contracts Outstanding at September 30, 2018
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
5,862,912	USD	4,976,000	EUR	HSBC	10/31/18	$71,543	$—

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
HSBC	HSBC Bank USA

Currency Abbreviations:
EUR	Euro
USD	United States Dollar

Other Abbreviations:
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind

Hartford High Yield HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Consumer Services	$602,700	$602,700	$—	$—
Diversified Financials	705,810	705,810	—	—
Energy	2,043,171	680,724	—	1,362,447
Materials	711,360	711,360	—	—
Asset & Commercial Mortgage Backed Securities	—	—	—	—
Corporate Bonds	244,457,162	—	244,457,162	—
Senior Floating Rate Interests	15,081,253	—	15,081,253	—
Convertible Bonds	3,577,957	—	3,577,957	—
Preferred Stocks	434,608	434,608	—	—
Escrows	2,234,764	—	2,234,759	5
Short-Term Investments	4,365,138	4,365,138	—	—
Foreign Currency Contracts(2)	71,543	—	71,543	—

Total	$274,285,466	$7,500,340	$265,422,674	$1,362,452

(1) For the period ended September 30, 2018, there were no transfers between any levels.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2018 is not presented.

Hartford International Opportunities HLS Fund
Schedule of Investments September 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 98.2%
	Australia - 1.1%
1,129,369	Treasury Wine Estates Ltd.	$14,254,795

	Austria - 0.8%
185,785	Ams AG*	10,456,856

	Canada - 6.9%
353,638	Canadian National Railway Co.	31,732,005
528,847	Canadian Natural Resources Ltd.	17,278,166
989,856	Encana Corp.	12,974,306
307,443	Magna International, Inc.	16,149,892
359,494	TransCanada Corp.(1)	14,545,083

		92,679,452

	China - 15.5%
110,950	58.com, Inc. ADR*	8,165,920
310,000	AAC Technologies Holdings, Inc.	3,201,153
192,968	Alibaba Group Holding Ltd. ADR*	31,793,408
25,990	BeiGene Ltd. ADR*	4,475,998
20,060,983	China Construction Bank Corp. Class H	17,535,311
4,856,000	China Longyuan Power Group Corp. Ltd. Class H	4,089,196
2,705,040	China Merchants Bank Co., Ltd. Class H	10,938,030
101,424,651	China Tower Corp. Ltd. Class H*(2)	14,769,920
97,574	Ctrip.com International Ltd. ADR*	3,626,825
1,456,076	ENN Energy Holdings Ltd.	12,658,561
2,522,000	Kingdee International Software Group Co., Ltd.	2,737,413
248,208	New Oriental Education & Technology Group, Inc. ADR	18,369,874
2,581,855	Ping An Insurance Group Co. of China Ltd. Class H(1)	26,154,710
740,700	Sunny Optical Technology Group Co., Ltd.	8,551,432
872,252	Tencent Holdings Ltd.	35,614,771
51,256	Weibo Corp. ADR*	3,748,351

		206,430,873

	Denmark - 0.6%
81,760	DSV A/S	7,429,577

	Finland - 0.6%
93,140	Neste Oyj	7,677,102

	France - 12.1%
171,307	Airbus SE	21,506,335
55,475	Capgemini SE	6,984,179
145,671	Cie Generale des Etablissements Michelin SCA	17,386,672
147,988	Essilor International Cie Generale d’Optique S.A.	21,905,137
2,720,495	Natixis S.A.	18,474,532
200,264	Safran S.A.	28,041,770
376,658	TOTAL S.A.(1)(3)	24,490,585
50,218	Unibail-Rodamco-Westfield	10,116,245
294,559	Valeo S.A.	12,754,663

		161,660,118

	Germany - 2.3%
123,367	Siemens AG	15,774,145
318,288	Vonovia SE	15,566,895

		31,341,040

	India - 1.8%
6,100	HDFC Bank Ltd. ADR	574,010
564,206	HDFC Bank Ltd.(4)	15,613,539
1,394,233	Power Grid Corp. of India Ltd.	3,626,521
1,035,419	State Bank of India*	3,794,791

		23,608,861

	Israel - 0.8%
487,524	Teva Pharmaceutical Industries Ltd. ADR	10,501,267

	Italy - 2.8%
147,723	Banca Generali S.p.A.	3,804,629
126,100	Ferrari N.V.	17,320,634

Hartford International Opportunities HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

491,630	FinecoBank Banca Fineco S.p.A.	$6,555,835
1,097,148	Pirelli & C. S.p.A.*(2)	9,192,714

		36,873,812

	Japan - 15.6%
101,000	Daikin Industries Ltd.	13,443,463
282,115	Daiwa House Industry Co., Ltd.	8,360,141
87,400	Eisai Co., Ltd.	8,514,260
37,230	FANUC Corp.	7,004,181
15,400	Keyence Corp.	8,945,652
406,500	Komatsu Ltd.	12,370,160
451,600	Nexon Co., Ltd.*	5,903,091
42,200	Nidec Corp.	6,068,179
455,974	Ono Pharmaceutical Co., Ltd.	12,907,022
125,600	Recruit Holdings Co., Ltd.	4,195,221
150,943	SoftBank Group Corp.	15,079,136
363,141	Sony Corp.	22,074,484
409,887	Sony Financial Holdings, Inc.	9,038,852
726,330	Sumitomo Mitsui Financial Group, Inc.	29,230,327
105,800	Sysmex Corp.	9,123,494
154,500	Terumo Corp.	9,143,931
423,883	Tokio Marine Holdings, Inc.	21,043,058
188,800	Yamato Holdings Co., Ltd.	5,796,917

		208,241,569

	Luxembourg - 0.7%
50,583	Spotify Technology S.A.*	9,146,924

	Netherlands - 5.0%
366,787	AerCap Holdings N.V.*	21,097,588
720,960	DP Eurasia N.V.*(2)	798,745
1,374,165	ING Groep N.V.	17,835,422
583,622	Koninklijke Philips N.V.	26,602,346

		66,334,101

	Norway - 0.5%
1,152,778	Norsk Hydro ASA	6,913,054

	Russia - 0.9%
357,063	Yandex N.V. Class A*	11,743,802

	South Korea - 2.4%
3,344	Hugel, Inc.*	1,289,658
11,970	NCSoft Corp.	4,775,715
637,177	Samsung Electronics Co., Ltd.	26,666,401

		32,731,774

	Spain - 2.9%
2,499,771	Iberdrola S.A.	18,360,447
679,028	Industria de Diseno Textil S.A.(1)	20,514,497

		38,874,944

	Switzerland - 9.3%
159,183	Julius Baer Group Ltd.*	7,955,346
26,605	Lonza Group AG*	9,101,499
561,122	Nestle S.A.	46,705,860
345,782	Novartis AG	29,764,380
39,357	Swiss Re AG	3,626,210
1,724,834	UBS Group AG*	27,232,767

		124,386,062

	Taiwan - 3.0%
2,297,617	Hon Hai Precision Industry Co., Ltd.	5,958,130
4,034,995	Taiwan Semiconductor Manufacturing Co., Ltd.	34,432,761

		40,390,891

	United Kingdom - 12.2%
753,222	Anglo American plc(3)	16,850,305
267,064	AstraZeneca plc	20,816,048
2,294,007	BAE Systems plc	18,810,777

Hartford International Opportunities HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

577,662	British American Tobacco plc		$26,930,889
925,549	Compass Group plc		20,578,025
485,533	Fiat Chrysler Automobiles N.V.*		8,491,496
107,471	Intertek Group plc		6,991,240
423,487	Just Eat plc*		3,696,027
529,040	Rio Tinto plc		26,685,601
236,335	Unilever N.V.		13,146,099

			162,996,507

	United States - 0.4%
215,592	Bausch Health Cos., Inc.*		5,534,247

	Total Common Stocks (cost $1,271,438,694)		$1,310,207,628

	Total Long-Term Investments (cost $1,271,438,694)		$1,310,207,628

Short-Term Investments - 5.1%
	Other Investment Pools & Funds - 1.6%
22,068,885	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.01%(5)		22,068,885

	Securities Lending Collateral - 3.5%
2,336,125	Citibank NA DDCA, 2.17%, 10/1/2018(5)		2,336,125
16,401,189	Goldman Sachs Financial Square Funds, Government Institutional Fund, 2.02%(5)		16,401,189
12,879,235	Invesco Government & Agency Portfolio, 1.97%(5)		12,879,235
12,881,590	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.04%(5)		12,881,590
2,224,369	Western Asset Institutional Government Class A Fund, 1.99%(5)		2,224,369

			46,722,508

	Total Short-Term Investments (cost $68,791,393)		$68,791,393

	Total Investments (cost $1,340,230,087)	103.3%	$1,378,999,021
	Other Assets and Liabilities	(3.3)%	(44,585,270)

	Total Net Assets	100.0%	$1,334,413,751

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 for securities lending information.
(2)

Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At September 30, 2018, the aggregate value of these securities was $24,761,379, which represented 1.9% of total net assets.

(3)

This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At September 30, 2018, the aggregate value of these securities was $41,340,890, which represented 3.1% of total net assets.

(4)

This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At September 30, 2018, the aggregate fair value of this security was $15,613,539, which represented 1.2% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(5)	Current yield as of period end.

Hartford International Opportunities HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account

Hartford International Opportunities HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Australia	$14,254,795	$—	$14,254,795	$—
Austria	10,456,856	—	10,456,856	—
Canada	92,679,452	92,679,452	—	—
China	206,430,873	84,950,296	121,480,577	—
Denmark	7,429,577	—	7,429,577	—
Finland	7,677,102	—	7,677,102	—
France	161,660,118	—	161,660,118	—
Germany	31,341,040	—	31,341,040	—
India	23,608,861	574,010	23,034,851	—
Israel	10,501,267	10,501,267	—	—
Italy	36,873,812	—	36,873,812	—
Japan	208,241,569	—	208,241,569	—
Luxembourg	9,146,924	9,146,924	—	—
Netherlands	66,334,101	21,896,333	44,437,768	—
Norway	6,913,054	—	6,913,054	—
Russia	11,743,802	11,743,802	—	—
South Korea	32,731,774	—	32,731,774	—
Spain	38,874,944	—	38,874,944	—
Switzerland	124,386,062	—	124,386,062	—
Taiwan	40,390,891	—	40,390,891	—
United Kingdom	162,996,507	—	162,996,507	—
United States	5,534,247	5,534,247	—	—
Short-Term Investments	68,791,393	68,791,393	—	—

Total	$1,378,999,021	$305,817,724	$1,073,181,297	$—

(1) For the period ended September 30, 2018, investments valued at $12,934,675 were transferred from Level 1 to Level 2 due to the application of a fair valuation model factor. There were no transfers between any other levels.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford MidCap HLS Fund
Schedule of Investments September 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 99.8%
	Banks - 5.9%
187,543	Cullen/Frost Bankers, Inc.	$19,586,991
155,078	East West Bancorp, Inc.	9,362,059
38,976	First Citizens BancShares, Inc. Class A	17,628,065
277,786	First Republic Bank	26,667,456
156,531	M&T Bank Corp.	25,755,611
162,906	Pinnacle Financial Partners, Inc.	9,798,796
233,515	Prosperity Bancshares, Inc.	16,194,265
185,108	South State Corp.	15,178,856

		140,172,099

	Capital Goods - 7.6%
380,161	Fastenal Co.	22,056,941
279,003	HEICO Corp. Class A	21,064,726
264,192	IDEX Corp.	39,803,167
189,061	Lennox International, Inc.	41,290,922
251,875	Lincoln Electric Holdings, Inc.	23,535,200
125,636	Middleby Corp.*	16,251,017
224,742	PACCAR, Inc.	15,325,157

		179,327,130

	Commercial & Professional Services - 7.8%
109,782	Cimpress N.V.*	14,997,319
119,663	Cintas Corp.	23,670,538
64,736	CoStar Group, Inc.*	27,243,498
375,421	KAR Auction Services, Inc.	22,408,880
271,912	Robert Half International, Inc.	19,137,167
578,211	TransUnion	42,544,765
62,531	UniFirst Corp.	10,858,508
289,801	Waste Connections, Inc.	23,117,426

		183,978,101

	Consumer Durables & Apparel - 1.8%
35,187	Carter’s, Inc.	3,469,438
10,404	NVR, Inc.*	25,706,203
731,851	Under Armour, Inc. Class C*(1)	14,241,821

		43,417,462

	Consumer Services - 1.8%
413,434	Aramark	17,785,931
308,675	Choice Hotels International, Inc.	25,712,627

		43,498,558

	Diversified Financials - 3.0%
58,815	Credit Acceptance Corp.*	25,765,087
110,382	FactSet Research Systems, Inc.	24,693,557
199,849	Northern Trust Corp.	20,410,579

		70,869,223

	Energy - 4.5%
196,940	Diamondback Energy, Inc.	26,624,318
912,461	Newfield Exploration Co.*	26,306,251
2,617,458	WPX Energy, Inc.*	52,663,255

		105,593,824

	Food & Staples Retailing - 0.4%
123,899	PriceSmart, Inc.	10,029,624

	Health Care Equipment & Services - 6.2%
158,925	Hill-Rom Holdings, Inc.	15,002,520
348,143	Integra LifeSciences Holdings Corp.*	22,932,179
206,058	STERIS plc	23,573,035
116,352	Teleflex, Inc.	30,960,104
210,355	Varian Medical Systems, Inc.*	23,545,035
281,654	Veeva Systems, Inc. Class A*	30,663,671

		146,676,544

Hartford MidCap HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

	Insurance - 5.3%
26,909	Alleghany Corp.	$17,558,930
32,700	Fairfax Financial Holdings Ltd.	17,765,569
348,165	Fidelity National Financial, Inc.	13,700,293
35,816	Markel Corp.*	42,566,958
19,295	White Mountains Insurance Group Ltd.	18,057,611
198,347	WR Berkley Corp.	15,853,876

		125,503,237

	Materials - 2.9%
673,197	Ball Corp.	29,613,936
267,688	Packaging Corp. of America	29,362,697
394,109	Silgan Holdings, Inc.	10,956,230

		69,932,863

	Media & Entertainment - 2.3%
83,758	Cargurus, Inc.*	4,664,483
494,178	TripAdvisor, Inc.*	25,237,671
209,155	Zillow Group, Inc. Class A*	9,244,651
360,145	Zillow Group, Inc. Class C*(1)	15,936,416

		55,083,221

	Pharmaceuticals, Biotechnology & Life Sciences - 13.2%
357,882	Aerie Pharmaceuticals, Inc.*	22,027,637
286,494	Agios Pharmaceuticals, Inc.*	22,094,417
541,136	Alkermes plc*	22,965,812
177,928	Alnylam Pharmaceuticals, Inc.*	15,572,258
87,582	BeiGene Ltd. ADR*	15,083,372
84,611	Bio-Techne Corp.	17,269,951
127,664	Bluebird Bio, Inc.*	18,638,944
526,010	Ionis Pharmaceuticals, Inc.*	27,131,596
893,908	Ironwood Pharmaceuticals, Inc.*(2)	16,501,542
41,363	Mettler-Toledo International, Inc.*	25,189,240
95,905	Neurocrine Biosciences, Inc.*	11,791,520
131,093	PRA Health Sciences, Inc.*	14,445,138
124,537	Repligen Corp.*	6,906,822
169,944	Sage Therapeutics, Inc.*	24,004,590
260,113	Seattle Genetics, Inc.*	20,059,914
235,164	Spark Therapeutics, Inc.*	12,828,196
264,729	Ultragenyx Pharmaceutical, Inc.*	20,209,412

		312,720,361

	Real Estate - 1.3%
579,449	Equity Commonwealth REIT*	18,594,518
706,434	Redfin Corp.*(1)	13,210,316

		31,804,834

	Retailing - 1.9%
426,477	CarMax, Inc.*	31,845,038
250,168	Etsy, Inc.*	12,853,632

		44,698,670

	Semiconductors & Semiconductor Equipment - 2.2%
242,719	MKS Instruments, Inc.	19,453,928
91,877	Monolithic Power Systems, Inc.	11,533,320
217,829	Silicon Laboratories, Inc.*	19,996,702

		50,983,950

	Software & Services - 17.6%
240,269	2U, Inc.*	18,065,826
423,296	Akamai Technologies, Inc.*	30,964,102
320,005	Black Knight, Inc.*	16,624,260
331,212	Blackbaud, Inc.	33,611,394
68,940	EPAM Systems, Inc.*	9,493,038
45,696	Fair Isaac Corp.*	10,443,821
1,657,298	Genpact Ltd.	50,729,892
289,504	Global Payments, Inc.	36,882,810
284,583	Guidewire Software, Inc.*	28,745,729

Hartford MidCap HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

253,747	PTC, Inc.*		$26,945,394
816,045	Teradata Corp.*		30,773,057
239,596	Total System Services, Inc.		23,657,709
267,605	VeriSign, Inc.*		42,848,912
291,816	WEX, Inc.*		58,584,980

			418,370,924

	Technology Hardware & Equipment - 8.1%
481,897	CDW Corp.		42,850,281
882,546	CommScope Holding Co., Inc.*		27,147,115
126,379	F5 Networks, Inc.*		25,202,500
614,961	II-VI, Inc.*		29,087,656
518,378	Keysight Technologies, Inc.*		34,358,094
716,715	National Instruments Corp.		34,638,836

			193,284,482

	Transportation - 3.9%
61,284	AMERCO		21,856,939
362,089	Genesee & Wyoming, Inc. Class A*		32,946,478
976,039	JetBlue Airways Corp.*		18,896,115
406,490	Spirit Airlines, Inc.*		19,092,835

			92,792,367

	Utilities - 2.1%
184,005	Black Hills Corp.		10,688,850
359,747	NiSource, Inc.		8,964,895
558,351	UGI Corp.		30,977,314

			50,631,059

	Total Common Stocks (cost $1,728,926,987)		$2,369,368,533

	Total Long-Term Investments (cost $1,728,926,987)		$2,369,368,533

Short-Term Investments - 0.5%
	Other Investment Pools & Funds - 0.1%
2,287,147	Fidelity Institutional Government Fund, Institutional Class, 1.99%(3)		2,287,147

	Securities Lending Collateral - 0.4%
446,382	Citibank NA DDCA, 2.17%, 10/1/2018(3)		446,382
3,133,902	Goldman Sachs Financial Square Funds, Government Institutional Fund, 2.02%(3)		3,133,902
2,460,935	Invesco Government & Agency Portfolio, 1.97%(3)		2,460,935
2,461,385	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.04%(3)		2,461,385
425,027	Western Asset Institutional Government Class A Fund, 1.99%(3)		425,027

			8,927,631

	Total Short-Term Investments (cost $11,214,778)		$11,214,778

	Total Investments (cost $1,740,141,765)	100.3%	$2,380,583,311
	Other Assets and Liabilities	(0.3)%	(7,925,308)

	Total Net Assets	100.0%	$2,372,658,003

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

Hartford MidCap HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 for securities lending information.
(2)

This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At September 30, 2018, the aggregate value of this security was $16,501,542, which represented 0.7% of total net assets.

(3)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
REIT	Real Estate Investment Trust

Hartford MidCap HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Banks	$140,172,099	$140,172,099	$—	$—
Capital Goods	179,327,130	179,327,130	—	—
Commercial & Professional Services	183,978,101	183,978,101	—	—
Consumer Durables & Apparel	43,417,462	43,417,462	—	—
Consumer Services	43,498,558	43,498,558	—	—
Diversified Financials	70,869,223	70,869,223	—	—
Energy	105,593,824	105,593,824	—	—
Food & Staples Retailing	10,029,624	10,029,624	—	—
Health Care Equipment & Services	146,676,544	146,676,544	—	—
Insurance	125,503,237	125,503,237	—	—
Materials	69,932,863	69,932,863	—	—
Media & Entertainment	55,083,221	55,083,221	—	—
Pharmaceuticals, Biotechnology & Life Sciences	312,720,361	312,720,361	—	—
Real Estate	31,804,834	31,804,834	—	—
Retailing	44,698,670	44,698,670	—	—
Semiconductors & Semiconductor Equipment	50,983,950	50,983,950	—	—
Software & Services	418,370,924	418,370,924	—	—
Technology Hardware & Equipment	193,284,482	193,284,482	—	—
Transportation	92,792,367	92,792,367	—	—
Utilities	50,631,059	50,631,059	—	—
Short-Term Investments	11,214,778	11,214,778	—	—

Total	$2,380,583,311	$2,380,583,311	$—	$—

(1) For the period ended September 30, 2018, there were no transfers between any levels.

Hartford MidCap Value HLS Fund
Schedule of Investments September 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 98.2%
	Automobiles & Components - 0.7%
98,525	Goodyear Tire & Rubber Co.	$2,304,500

	Banks - 11.9%
110,401	BancorpSouth Bank	3,610,113
84,869	Bank OZK	3,221,627
69,739	Comerica, Inc.	6,290,458
116,913	First Midwest Bancorp, Inc.	3,108,717
71,684	IBERIABANK Corp.	5,831,493
33,912	Pinnacle Financial Partners, Inc.	2,039,807
50,202	South State Corp.	4,116,564
227,469	Sterling Bancorp	5,004,318
80,315	Western Alliance Bancorp.*	4,569,120
87,027	Zions Bancorporation	4,364,404

		42,156,621

	Capital Goods - 10.3%
53,168	Granite Construction, Inc.	2,429,778
34,430	Harris Corp.	5,825,900
42,651	Hubbell, Inc.	5,696,894
108,657	JELD-WEN Holding, Inc.*	2,679,482
257,991	Milacron Holdings Corp.*	5,224,318
57,494	Moog, Inc. Class A	4,942,759
385,294	Sanwa Holdings Corp.	4,587,781
70,940	Sensata Technologies Holding plc*	3,515,077
25,912	WESCO International, Inc.*	1,592,292

		36,494,281

	Commercial & Professional Services - 2.2%
196,529	Atento S.A.	1,473,967
88,358	Clean Harbors, Inc.*	6,324,666

		7,798,633

	Consumer Durables & Apparel - 2.0%
27,301	Lennar Corp. Class A	1,274,684
153,801	Newell Brands, Inc.	3,122,160
43,330	Skechers USA, Inc. Class A*	1,210,207
40,436	Toll Brothers, Inc.	1,335,601

		6,942,652

	Consumer Services - 0.9%
56,846	Norwegian Cruise Line Holdings Ltd.*	3,264,666

	Diversified Financials - 0.9%
274,200	SLM Corp.*	3,057,330

	Energy - 8.3%
42,306	Delek U.S. Holdings, Inc.	1,795,043
94,693	Diamondback Energy, Inc.	12,801,547
22,947	Energen Corp.*	1,977,343
257,659	Laredo Petroleum, Inc.*	2,105,074
231,663	Newfield Exploration Co.*	6,678,844
190,499	WPX Energy, Inc.*	3,832,840

		29,190,691

	Food & Staples Retailing - 1.4%
165,209	US Foods Holding Corp.*	5,091,741

	Food, Beverage & Tobacco - 1.8%
18,900	Ingredion, Inc.	1,983,744
46,167	Post Holdings, Inc.*	4,526,213

		6,509,957

	Health Care Equipment & Services - 4.2%
126,465	Acadia Healthcare Co., Inc.*	4,451,568
144,596	Brookdale Senior Living, Inc.*	1,421,379
52,408	Hill-Rom Holdings, Inc.	4,947,315

Hartford MidCap Value HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

34,778	STERIS plc	$3,978,603

		14,798,865

	Insurance - 8.7%
43,224	Assurant, Inc.	4,666,031
208,383	CNO Financial Group, Inc.	4,421,887
30,250	Hanover Insurance Group, Inc.	3,731,943
145,788	Jardine Lloyd Thompson Group plc	3,602,782
495,738	Lancashire Holdings Ltd.	3,926,892
42,857	Reinsurance Group of America, Inc.	6,195,408
108,147	Unum Group	4,225,303

		30,770,246

	Materials - 9.5%
85,264	Alcoa Corp.*	3,444,665
123,715	Buzzi Unicem S.p.A.	2,565,269
83,439	Cabot Corp.	5,233,294
55,452	Celanese Corp.	6,321,528
124,788	Commercial Metals Co.	2,560,650
68,938	FMC Corp.	6,010,015
72,619	Olin Corp.	1,864,856
64,113	Reliance Steel & Aluminum Co.	5,468,198

		33,468,475

	Media & Entertainment - 0.5%
160,379	TEGNA, Inc.	1,918,133

	Pharmaceuticals, Biotechnology & Life Sciences - 0.1%
30,252	Five Prime Therapeutics, Inc.*	421,108

	Real Estate - 11.1%
45,304	American Assets Trust, Inc. REIT	1,689,386
284,754	Brixmor Property Group, Inc. REIT	4,986,042
158,384	Corporate Office Properties Trust REIT	4,724,595
28,579	Equity LifeStyle Properties, Inc. REIT	2,756,445
18,431	Extra Space Storage, Inc. REIT	1,596,862
31,118	Life Storage, Inc. REIT	2,961,189
153,407	Park Hotels & Resorts, Inc. REIT	5,034,818
197,318	Physicians Realty Trust REIT	3,326,781
43,549	PS Business Parks, Inc. REIT	5,534,642
240,699	STORE Capital Corp. REIT	6,689,025

		39,299,785

	Retailing - 1.0%
93,003	Caleres, Inc.	3,335,088

	Semiconductors & Semiconductor Equipment - 3.7%
85,722	Axcelis Technologies, Inc.*	1,684,437
127,698	Ichor Holdings Ltd.*(1)	2,607,593
92,921	Silicon Motion Technology Corp. ADR	4,989,858
101,619	Teradyne, Inc.	3,757,871

		13,039,759

	Software & Services - 3.5%
82,867	Booz Allen Hamilton Holding Corp.	4,112,689
91,464	SS&C Technologies Holdings, Inc.	5,197,899
18,026	VeriSign, Inc.*	2,886,323

		12,196,911

	Technology Hardware & Equipment - 5.9%
65,591	Acacia Communications, Inc.*(1)	2,713,500
111,798	Arrow Electronics, Inc.*	8,241,749
52,965	Itron, Inc.*	3,400,353
79,235	KEMET Corp.*	1,469,809
76,572	Keysight Technologies, Inc.*	5,075,192

		20,900,603

	Telecommunication Services - 1.1%
67,600	Millicom International Cellular S.A.	3,876,922

Hartford MidCap Value HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

	Transportation - 3.4%
64,124	Genesee & Wyoming, Inc. Class A*		$5,834,643
200,096	JetBlue Airways Corp.*		3,873,858
67,423	Knight-Swift Transportation Holdings, Inc.		2,324,745

			12,033,246

	Utilities - 5.1%
133,241	Alliant Energy Corp.		5,672,069
48,492	Evergy, Inc.		2,663,181
172,941	UGI Corp.		9,594,767

			17,930,017

	Total Common Stocks (cost $289,602,840)		$346,800,230

	Total Long-Term Investments (cost $289,602,840)		$346,800,230

Short-Term Investments - 2.7%
	Other Investment Pools & Funds - 1.7%
5,825,023	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.04%(2)		5,825,023

	Securities Lending Collateral - 1.0%
184,205	Citibank NA DDCA, 2.17%, 10/1/2018(2)		184,205
1,293,241	Goldman Sachs Financial Square Funds, Government Institutional Fund, 2.02%(2)		1,293,241
1,015,533	Invesco Government & Agency Portfolio, 1.97%(2)		1,015,533
1,015,719	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.04%(2)		1,015,719
175,392	Western Asset Institutional Government Class A Fund, 1.99%(2)		175,392

			3,684,090

	Total Short-Term Investments (cost $9,509,113)		$9,509,113

	Total Investments (cost $299,111,953)	100.9%	$356,309,343
	Other Assets and Liabilities	(0.9)%	(3,184,154)

	Total Net Assets	100.0%	$353,125,189

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 for securities lending information.
(2)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
REIT	Real Estate Investment Trust

Hartford MidCap Value HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$2,304,500	$2,304,500	$—	$—
Banks	42,156,621	42,156,621	—	—
Capital Goods	36,494,281	31,906,500	4,587,781	—
Commercial & Professional Services	7,798,633	7,798,633	—	—
Consumer Durables & Apparel	6,942,652	6,942,652	—	—
Consumer Services	3,264,666	3,264,666	—	—
Diversified Financials	3,057,330	3,057,330	—	—
Energy	29,190,691	29,190,691	—	—
Food & Staples Retailing	5,091,741	5,091,741	—	—
Food, Beverage & Tobacco	6,509,957	6,509,957	—	—
Health Care Equipment & Services	14,798,865	14,798,865	—	—
Insurance	30,770,246	26,843,354	3,926,892	—
Materials	33,468,475	30,903,206	2,565,269	—
Media & Entertainment	1,918,133	1,918,133	—	—
Pharmaceuticals, Biotechnology & Life Sciences	421,108	421,108	—	—
Real Estate	39,299,785	39,299,785	—	—
Retailing	3,335,088	3,335,088	—	—
Semiconductors & Semiconductor Equipment	13,039,759	13,039,759	—	—
Software & Services	12,196,911	12,196,911	—	—
Technology Hardware & Equipment	20,900,603	20,900,603	—	—
Telecommunication Services	3,876,922	—	3,876,922	—
Transportation	12,033,246	12,033,246	—	—
Utilities	17,930,017	17,930,017	—	—
Short-Term Investments	9,509,113	9,509,113	—	—

Total	$356,309,343	$341,352,479	$14,956,864	$—

(1) For the period ended September 30, 2018, investments valued at $4,673,250 were transferred from Level 1 to Level 2 due to the application of a fair valuation factor. There were no transfers between other levels.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Small Company HLS Fund
Schedule of Investments September 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 97.6%
	Banks - 5.9%
211,035	BancorpSouth Bank	$6,900,844
216,873	CenterState Bank Corp.	6,083,288
504,044	MGIC Investment Corp.*	6,708,826
323,754	Sterling Bancorp	7,122,588
75,804	Texas Capital Bancshares, Inc.*	6,265,201
169,752	Union Bankshares Corp.	6,540,544

		39,621,291

	Capital Goods - 8.7%
350,941	Actuant Corp. Class A	9,791,254
4,005	Aerojet Rocketdyne Holdings, Inc.*	136,130
60,655	Axon Enterprise, Inc.*	4,150,622
128,588	EnerSys	11,203,872
203,586	ITT, Inc.	12,471,678
220,429	Rexnord Corp.*	6,789,213
51,141	SiteOne Landscape Supply, Inc.*	3,852,963
201,503	SPX FLOW, Inc.*	10,478,156

		58,873,888

	Commercial & Professional Services - 3.7%
129,511	Brink’s Co.	9,033,392
18,214	CoStar Group, Inc.*	7,665,180
144,028	TriNet Group, Inc.*	8,111,657

		24,810,229

	Consumer Durables & Apparel - 2.1%
209,000	Skyline Champion Corp.	5,971,130
25,336	TRI Pointe Group, Inc.*	314,166
20,400	Under Armour, Inc. Class A*	432,888
382,647	Under Armour, Inc. Class C*(1)	7,446,311

		14,164,495

	Consumer Services - 6.0%
302,340	Boyd Gaming Corp.	10,234,209
909,759	DraftKings, Inc.*(2)(3)(4)(5)	2,319,485
99,104	Marriott Vacations Worldwide Corp.	11,074,872
228,628	Planet Fitness, Inc. Class A*	12,352,771
71,540	Wingstop, Inc.	4,884,036

		40,865,373

	Diversified Financials - 1.6%
67,323	Green Dot Corp. Class A*	5,979,629
153,492	OneMain Holdings, Inc.*	5,158,866

		11,138,495

	Energy - 2.9%
528,512	Centennial Resource Development, Inc. Class A*	11,547,987
195,422	Viper Energy Partners L.P.	8,227,266

		19,775,253

	Food & Staples Retailing - 1.3%
266,381	Performance Food Group Co.*	8,870,487

	Food, Beverage & Tobacco - 1.1%
91,007	MGP Ingredients, Inc.(1)	7,187,733

	Health Care Equipment & Services - 13.0%
59,503	Amedisys, Inc.*	7,435,495
4,320	AtriCure, Inc.*	151,330
3,640	Cardiovascular Systems, Inc.*	142,470
43,933	DexCom, Inc.*	6,284,176
137,232	Globus Medical, Inc. Class A*	7,789,288
58,630	Haemonetics Corp.*	6,717,825
92,471	Hill-Rom Holdings, Inc.	8,729,262
338,273	HMS Holdings Corp.*	11,098,737
147,441	Insulet Corp.*	15,621,374

Hartford Small Company HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

162,815	Merit Medical Systems, Inc.*	$10,004,982
149,566	Omnicell, Inc.*	10,753,795
22,918	Penumbra, Inc.*	3,430,825
1,019	Teladoc Health, Inc.*	87,991
1,066	U.S. Physical Therapy, Inc.	126,428

		88,373,978

	Insurance - 0.6%
95,201	James River Group Holdings Ltd.	4,057,467

	Materials - 5.9%
167,101	Cabot Corp.	10,480,575
191,107	Carpenter Technology Corp.	11,265,758
533,529	Ferro Corp.*	12,388,543
56,862	Ingevity Corp.*	5,793,100

		39,927,976

	Media & Entertainment - 0.9%
84,063	LiveRamp Holdings, Inc.*	4,153,553
38,952	Yelp, Inc.*	1,916,438

		6,069,991

	Pharmaceuticals, Biotechnology & Life Sciences - 13.7%
200,300	Abeona Therapeutics, Inc.*(1)	2,563,840
119,134	Aerie Pharmaceuticals, Inc.*	7,332,698
155,558	Amicus Therapeutics, Inc.*	1,880,696
103,078	Arena Pharmaceuticals, Inc.*	4,743,650
62,136	Blueprint Medicines Corp.*	4,850,336
135,032	Exact Sciences Corp.*	10,656,725
42,295	G1 Therapeutics, Inc.*	2,211,606
28,949	Galapagos N.V. ADR*	3,254,736
107,246	Heron Therapeutics, Inc.*	3,394,336
271,375	Ironwood Pharmaceuticals, Inc.*	5,009,583
174,896	Karyopharm Therapeutics, Inc.*	2,978,479
31,392	Loxo Oncology, Inc.*	5,362,695
61,750	MyoKardia, Inc.*	4,026,100
39,483	Neurocrine Biosciences, Inc.*	4,854,435
181,845	Nightstar Therapeutics plc*	3,715,093
83,145	PRA Health Sciences, Inc.*	9,161,748
48,930	REGENXBIO, Inc.*	3,694,215
74,024	Rhythm Pharmaceuticals, Inc.*	2,159,280
119,700	Sangamo Therapeutics, Inc.*(1)	2,028,915
48,882	Spark Therapeutics, Inc.*	2,666,513
122,426	Syneos Health, Inc.*	6,311,060

		92,856,739

	Real Estate - 2.0%
128,426	Agree Realty Corp. REIT	6,821,989
278,527	Xenia Hotels & Resorts, Inc. REIT	6,601,090

		13,423,079

	Retailing - 9.0%
5,016,400	Allstar Co.*(2)(3)(4)(5)	3,611,808
4,606	Core-Mark Holding Co., Inc.	156,420
169,522	Etsy, Inc.*	8,710,040
37,406	Five Below, Inc.*	4,865,024
255,631	Floor & Decor Holdings, Inc. Class A*	7,712,387
203,985	MarineMax, Inc.*	4,334,681
135,477	Shutterfly, Inc.*	8,926,580
174,950	Sleep Number Corp.*	6,434,661
149,151	Stitch Fix, Inc. Class A*(1)	6,528,339
43,094	Tory Burch LLC*(2)(3)(4)(5)	2,685,189
47,559	Wayfair, Inc. Class A*(1)	7,023,038

		60,988,167

	Semiconductors & Semiconductor Equipment - 0.4%
87,509	Entegris, Inc.	2,533,386

Hartford Small Company HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

	Software & Services - 14.2%
67,205	2U, Inc.*	$5,053,144
164,805	Carbonite, Inc.*	5,875,298
30,283	EPAM Systems, Inc.*	4,169,969
95,085	Everbridge, Inc.*	5,480,700
40,864	Fair Isaac Corp.*	9,339,467
199,836	Five9, Inc.*	8,730,835
131,197	Globant S.A.*	7,739,311
49,235	Guidewire Software, Inc.*	4,973,227
42,354	HubSpot, Inc.*	6,393,336
292,561	Mimecast Ltd.*	12,252,455
26,379	Proofpoint, Inc.*	2,804,879
158,093	SendGrid, Inc.*	5,816,242
59,866	Trade Desk, Inc. Class A*	9,034,378
72,054	Wix.com Ltd.*	8,624,864

		96,288,105

	Technology Hardware & Equipment - 2.0%
116,345	II-VI, Inc.*	5,503,118
44,507	Zebra Technologies Corp. Class A*	7,870,173

		13,373,291

	Telecommunication Services - 1.7%
165,486	Boingo Wireless, Inc.*	5,775,461
425,567	Vonage Holdings Corp.*	6,026,029

		11,801,490

	Transportation - 0.9%
330,014	JetBlue Airways Corp.*	6,389,071

	Total Common Stocks (cost $535,569,215)	$661,389,984

Preferred Stocks - 2.3%
	Pharmaceuticals, Biotechnology & Life Sciences - 0.0%
92,420	Sancilio & Co., Inc. *(2)(3)(4)(5)	—

	Retailing - 0.4%
74,004	Honest Co. *(2)(3)(4)(5)	2,766,270

	Software & Services - 1.9%
410,300	MarkLogic Corp. Series F *(2)(3)(4)(5)	4,107,103
384,800	Zuora, Inc. Series F *(2)(3)(4)(5)(6)	8,833,443

		12,940,546

	Total Preferred Stocks (cost $11,365,496)	$15,706,816

Escrows - 0.1%
	Software & Services - 0.1%
157,023	Veracode, Inc. Escrow*(2)(3)(4)(5)	631,232

	Telecommunication Services - 0.0%
41,522	Docusign Earnout, Escrow*(2)(3)(4)(5)	93,425

	Total Escrows (cost $—)	$724,657

	Total Long-Term Investments (cost $546,934,711)	$677,821,457

Short-Term Investments - 1.9%
	Other Investment Pools & Funds - 0.7%
4,710,463	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.01%(7)	4,710,463

	Securities Lending Collateral - 1.2%
397,065	Citibank NA DDCA, 2.17%, 10/1/2018(7)	397,065
2,787,662	Goldman Sachs Financial Square Funds, Government Institutional Fund, 2.02%(7)	2,787,662
2,189,046	Invesco Government & Agency Portfolio, 1.97%(7)	2,189,046
2,189,446	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.04%(7)	2,189,446

Hartford Small Company HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

378,069	Western Asset Institutional Government Class A Fund, 1.99%(7)		$378,069

			7,941,288

	Total Short-Term Investments (cost $12,651,752)		$12,651,751

	Total Investments (cost $559,586,463)	101.9%	$690,473,208
	Other Assets and Liabilities	(1.9)%	(12,696,185)

	Total Net Assets	100.0%	$677,777,023

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 for securities lending information.
(2)	Investment valued using significant unobservable inputs.
(3)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At September 30, 2018, the aggregate fair value of these securities was $25,047,955, which represented 3.7% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(4)

Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At September 30, 2018, the aggregate value of these securities was $25,047,955, which represented 3.7% of total net assets.

(5)

This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At September 30, 2018, the aggregate value of these securities was $25,047,955, which represented 3.7% of total net assets.

(6)	The following illiquid securities are considered restricted due to a contractual lock-up period associated with the securities.

	Period Acquired	Security Name	Shares/Par Value	Base Total Cost	Base Market Value
	03/2016	Zuora, Inc. Series F	384,800	$ 2,923,938	$ 8,833,443
(7)	Current yield as of period end.
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
REIT	Real Estate Investment Trust

Hartford Small Company HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Banks	$39,621,291	$39,621,291	$—	$—
Capital Goods	58,873,888	58,873,888	—	—
Commercial & Professional Services	24,810,229	24,810,229	—	—
Consumer Durables & Apparel	14,164,495	14,164,495	—	—
Consumer Services	40,865,373	38,545,888	—	2,319,485
Diversified Financials	11,138,495	11,138,495	—	—
Energy	19,775,253	19,775,253	—	—
Food & Staples Retailing	8,870,487	8,870,487	—	—
Food, Beverage & Tobacco	7,187,733	7,187,733	—	—
Health Care Equipment & Services	88,373,978	88,373,978	—	—
Insurance	4,057,467	4,057,467	—	—
Materials	39,927,976	39,927,976	—	—
Media & Entertainment	6,069,991	6,069,991	—	—
Pharmaceuticals, Biotechnology & Life Sciences	92,856,739	92,856,739	—	—
Real Estate	13,423,079	13,423,079	—	—
Retailing	60,988,167	54,691,170	—	6,296,997
Semiconductors & Semiconductor Equipment	2,533,386	2,533,386	—	—
Software & Services	96,288,105	96,288,105	—	—
Technology Hardware & Equipment	13,373,291	13,373,291	—	—
Telecommunication Services	11,801,490	11,801,490	—	—
Transportation	6,389,071	6,389,071	—	—
Preferred Stocks	15,706,816	—	—	15,706,816
Escrows	724,657	—	—	724,657
Short-Term Investments	12,651,751	12,651,751	—	—

Total	$690,473,208	$665,425,253	$—	$25,047,955

(1)	For the period ended September 30, 2018, there were no transfers between any levels.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the period ended September 30, 2018:

	Common Stocks	Preferred Stocks	Escrows	Total
Beginning balance	$5,046,165	$12,389,626	$-	$17,435,791
Conversion*	(631,232)		631,232	-
Purchases	-	-	-	-
Sales	-	(974,646)	-	(974,646)
Accrued discounts/(premiums)	-	-	-	-
Total realized gain/(loss)			-	-
Net change in unrealized appreciation/depreciation	4,201,549	4,291,836	93,425	8,586,810
Transfers into Level 3	-	-	-	-
Transfers out of Level 3	-	-	-	-
Ending balance	$8,616,482	$15,706,816	$724,657	$25,047,955

* Private Equity security that was a preferred stock is now trading as a common stock.

The change in net unrealized appreciation/(depreciation) relating to the Level 3 investments held at September 30, 2018 was $8,586,809.

Hartford Stock HLS Fund
Schedule of Investments September 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 97.9%
	Banks - 2.3%
260,852	PNC Financial Services Group, Inc.	$35,525,434

	Capital Goods - 13.1%
106,562	3M Co.	22,453,679
192,219	General Dynamics Corp.	39,351,074
210,664	Honeywell International, Inc.	35,054,490
114,242	Lockheed Martin Corp.	39,523,162
113,701	Northrop Grumman Corp.	36,085,286
192,967	United Technologies Corp.	26,978,716

		199,446,407

	Consumer Durables & Apparel - 5.2%
671,118	NIKE, Inc. Class B	56,857,117
241,405	VF Corp.	22,559,297

		79,416,414

	Consumer Services - 4.6%
274,142	McDonald’s Corp.	45,861,215
409,837	Starbucks Corp.	23,295,135

		69,156,350

	Diversified Financials - 4.2%
354,622	American Express Co.	37,763,697
55,701	BlackRock, Inc.	26,253,552

		64,017,249

	Energy - 3.0%
267,009	Exxon Mobil Corp.	22,701,105
376,742	Schlumberger Ltd.	22,951,123

		45,652,228

	Food & Staples Retailing - 2.9%
185,145	Costco Wholesale Corp.	43,486,858

	Food, Beverage & Tobacco - 8.2%
986,306	Coca-Cola Co.	45,557,474
972,011	Diageo plc	34,436,482
399,144	PepsiCo., Inc.	44,624,299

		124,618,255

	Health Care Equipment & Services - 8.8%
261,440	Baxter International, Inc.	20,154,410
357,425	Danaher Corp.	38,837,801
387,106	Medtronic plc	38,079,617
139,180	UnitedHealth Group, Inc.	37,027,447

		134,099,275

	Household & Personal Products - 4.0%
617,596	Colgate-Palmolive Co.	41,348,052
229,092	Procter & Gamble Co.	19,067,327

		60,415,379

	Insurance - 4.8%
298,509	Chubb Ltd.	39,892,743
393,979	Marsh & McLennan Cos., Inc.	32,589,943

		72,482,686

	Materials - 4.3%
219,850	Ecolab, Inc.	34,468,083
192,984	Praxair, Inc.	31,018,318

		65,486,401

	Pharmaceuticals, Biotechnology & Life Sciences - 5.8%
114,122	Amgen, Inc.	23,656,349
301,328	Johnson & Johnson	41,634,490
324,288	Merck & Co., Inc.	23,004,991

		88,295,830

Hartford Stock HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

	Real Estate - 5.1%
283,373	American Tower Corp. REIT		$41,174,097
178,722	Public Storage REIT		36,035,717

			77,209,814

	Retailing - 3.9%
9,440,100	Allstar Co.*(1)(2)(3)(4)		6,796,872
474,340	TJX Cos., Inc.		53,135,567

			59,932,439

	Software & Services - 9.7%
221,303	Accenture plc Class A		37,665,771
127,008	Automatic Data Processing, Inc.		19,135,025
448,529	Microsoft Corp.		51,298,262
263,483	Visa, Inc. Class A		39,546,163

			147,645,221

	Transportation - 8.0%
476,658	Canadian National Railway Co.		42,770,613
287,569	Union Pacific Corp.		46,824,860
271,307	United Parcel Service, Inc. Class B		31,675,092

			121,270,565

	Total Common Stocks (cost $1,088,293,839)		$1,488,156,805

	Total Long-Term Investments (cost $1,088,293,839)		$1,488,156,805

Short-Term Investments - 2.0%
	Other Investment Pools & Funds - 2.0%
30,339,893	Fidelity Institutional Government Fund, Institutional Class, 1.99%(5)		30,339,893

	Total Short-Term Investments (cost $30,339,893)		$30,339,893

	Total Investments (cost $1,118,633,732)	99.9%	$1,518,496,698
	Other Assets and Liabilities	0.1%	1,404,251

	Total Net Assets	100.0%	$1,519,900,949

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Investment valued using significant unobservable inputs.
(2)

Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, this holding is determined to be liquid. At September 30, 2018, the aggregate value of this security was $6,796,872, which represented 0.4% of total net assets.

(3)

This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At September 30, 2018, the aggregate fair value of this security was $6,796,872, which represented 0.4% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(4)

This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At September 30, 2018, the aggregate value of this security was $6,796,872, which represented 0.4% of total net assets.

(5)	Current yield as of period end.

Hartford Stock HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:

REIT	Real Estate Investment Trust

Hartford Stock HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Banks	$35,525,434	$35,525,434	$—	$—
Capital Goods	199,446,407	199,446,407	—	—
Consumer Durables & Apparel	79,416,414	79,416,414	—	—
Consumer Services	69,156,350	69,156,350	—	—
Diversified Financials	64,017,249	64,017,249	—	—
Energy	45,652,228	45,652,228	—	—
Food & Staples Retailing	43,486,858	43,486,858	—	—
Food, Beverage & Tobacco	124,618,255	90,181,773	34,436,482	—
Health Care Equipment & Services	134,099,275	134,099,275	—	—
Household & Personal Products	60,415,379	60,415,379	—	—
Insurance	72,482,686	72,482,686	—	—
Materials	65,486,401	65,486,401	—	—
Pharmaceuticals, Biotechnology & Life Sciences	88,295,830	88,295,830	—	—
Real Estate	77,209,814	77,209,814	—	—
Retailing	59,932,439	53,135,567	—	6,796,872
Software & Services	147,645,221	147,645,221	—	—
Transportation	121,270,565	121,270,565	—	—
Short-Term Investments	30,339,893	30,339,893	—	—

Total	$1,518,496,698	$1,477,263,344	$34,436,482	$6,796,872

(1) For the period ended September 30, 2018, there were no transfers between any levels.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2018 is not presented.

Hartford Total Return Bond HLS Fund
Schedule of Investments September 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage Backed Securities - 33.4%
	Asset-Backed - Automobile - 0.5%
$ 918,736	CIG Automobile Receivables Trust 2.71%, 05/15/2023(1)	$912,467
2,625,000	Credit Acceptance Auto Loan Trust 2.65%, 06/15/2026(1)	2,597,204
345,623	Honor Automobile Trust Securitization 2.94%, 11/15/2019(1)	345,624
3,081,831	Skopos Auto Receivables Trust 3.19%, 09/15/2021(1)(2)	3,078,960
4,810,000	Westlake Automobile Receivables Trust 3.28%, 12/15/2022(1)	4,775,831

		11,710,086

	Asset-Backed - Finance & Insurance - 18.8%
9,180,000	AMMC CLO Ltd. 3 mo. USD LIBOR + 1.250%, 3.59%, 07/25/2029(1)(3)	9,178,963
6,890,000	Anchorage Capital CLO Ltd. 3 mo. USD LIBOR + 1.000%, 3.34%, 07/28/2028(1)(3)	6,886,452
9,215,000	Apex Credit CLO Ltd. 3 mo. USD LIBOR + 1.470%, 3.81%, 04/24/2029(1)(3)	9,233,937
2,954,570	Apidos CLO 3 mo. USD LIBOR + 0.980%, 3.32%, 01/19/2025(1)(3)	2,953,060
4,560,000	Atlas Senior Loan Fund X Ltd. 3 mo. USD LIBOR + 1.090%, 3.43%, 01/15/2031(1)(3)	4,536,940
6,700,000	Atrium CDO Corp. 3 mo. USD LIBOR + 0.830%, 3.18%, 04/22/2027(1)(3)	6,667,445
	Avery Point CLO Ltd.
8,691,741	3 mo. USD LIBOR + 1.100%, 3.44%, 04/25/2026(1)(3)	8,688,438
4,055,703	3 mo. USD LIBOR + 1.120%, 3.45%, 01/18/2025(1)(3)	4,053,630
2,330,000	Babson CLO Ltd. 3 mo. USD LIBOR + 1.150%, 3.50%, 07/20/2025(1)(3)	2,328,854
6,970,037	Bayview Koitere Fund Trust 3.50%, 07/28/2057(1)(4)	6,905,716
	Bayview Opportunity Master Fund Trust
2,105,554	2.98%, 10/28/2032(1)(5)	2,095,389
1,751,424	3.35%, 11/28/2032(1)(5)	1,743,168
3,050,150	3.50%, 01/28/2055(1)(4)	3,029,247
3,556,829	3.50%, 06/28/2057(1)(4)	3,534,567
4,701,897	3.50%, 01/28/2058(1)(4)	4,660,409
1,704,561	3.60%, 02/25/2033(1)(5)	1,705,779
2,710,008	4.00%, 11/28/2053(1)(4)	2,717,385
5,321,776	4.00%, 10/28/2064(1)(4)	5,332,462
700,000	Benefit Street Partners CLO Ltd. 3 mo. USD LIBOR + 0.800%, 3.13%, 10/18/2029(1)(3)	699,650
4,235,925	BlueMountain CLO Ltd. 3 mo. USD LIBOR + 1.010%, 3.35%, 04/15/2025(1)(3)	4,234,383
835,042	Cal Funding Ltd. 3.47%, 10/25/2027(1)	824,669
7,890,000	Carlyle Global Market Strategies CLO Ltd. 1 mo. USD LIBOR + 0.780%, 3.12%, 04/27/2027(1)(3)	7,835,054
	CBAM Ltd.
3,330,000	3 mo. USD LIBOR + 1.120%, 3.42%, 10/20/2029(1)(3)(6)	3,330,000
7,305,000	3 mo. USD LIBOR + 1.230%, 3.57%, 10/17/2029(1)(3)	7,311,049
8,221,920	Cent CLO Ltd. 3 mo. USD LIBOR + 1.100%, 3.44%, 01/25/2026(1)(3)	8,220,333
	CIFC Funding Ltd.
8,960,000	3 mo. USD LIBOR + 1.050%, 3.16%, 04/24/2030(1)(3)	8,931,086
581,645	3 mo. USD LIBOR + 0.850%, 3.19%, 07/16/2030(1)(3)	581,616
6,935,000	3 mo. USD LIBOR + 1.500%, 3.85%, 07/22/2026(1)(3)	6,929,306
1,523,569	Civic Mortgage LLC 3.89%, 06/25/2022(1)(5)	1,523,603
194,829	Conn’s Receivables Funding LLC 2.73%, 07/15/2020(1)(2)	194,803

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

$ 2,130,000	Covenant Credit Partners CLO Ltd. 3 mo. USD LIBOR + 1.850%, 4.19%, 10/15/2029(1)(3)	$2,137,593
3,266,813	Domino’s Pizza Master Issuer LLC 4.12%, 07/25/2048(1)(2)	3,246,264
	Dryden Senior Loan Fund
7,264,000	3 mo. USD LIBOR + 0.820%, 3.13%, 11/15/2028(1)(3)	7,215,360
7,852,000	3 mo. USD LIBOR + 1.430%, 3.77%, 10/15/2028(1)(3)	7,863,676
1,290,624	Fieldstone Mortgage Investment Corp. 1 mo. USD LIBOR + 0.270%, 2.49%, 05/25/2036(2)(3)	992,647
3,267,261	First Franklin Mortgage Loan Trust 1 mo. USD LIBOR + 0.240%, 2.46%, 04/25/2036(2)(3)	2,857,227
58,159	GreatAmerica Leasing Receivables Funding LLC 1.72%, 04/22/2019(1)	58,129
3,542,906	GSAMP Trust 1 mo. USD LIBOR + 0.090%, 2.31%, 01/25/2037(2)(3)	2,384,295
2,295,000	Highbridge Loan Management Ltd. 3 mo. USD LIBOR + 1.000%, 3.34%, 02/05/2031(1)(3)	2,284,636
4,578,000	LCM Ltd. 3 mo. USD LIBOR + 1.210%, 3.56%, 07/20/2030(1)(3)	4,581,864
	Lendmark Funding Trust
3,235,000	2.83%, 12/22/2025(1)(2)	3,216,649
4,590,000	3.26%, 04/21/2025(1)(2)	4,594,562
	Madison Park Funding Ltd.
7,200,000	3 mo. USD LIBOR + 1.160%, 3.51%, 07/23/2029(1)(3)	7,199,208
3,582,000	3 mo. USD LIBOR + 1.190%, 3.54%, 10/21/2030(1)(3)	3,585,381
9,860,000	3 mo. USD LIBOR + 1.260%, 3.61%, 07/20/2026(1)(3)	9,856,243
	Magnetite Ltd.
8,310,000	3 mo. USD LIBOR + 1.000%, 3.34%, 07/25/2026(1)(3)	8,307,549
6,595,000	3 mo. USD LIBOR + 1.500%, 3.84%, 07/25/2026(1)(3)	6,590,614
1,342,715	Marlette Funding Trust 2.36%, 12/15/2024(1)(2)	1,337,823
5,184,154	MFA Trust 3.35%, 11/25/2047(1)(5)	5,130,348
	Nationstar HECM Loan Trust
502,816	1.97%, 05/25/2027(1)	501,856
1,029,382	2.04%, 09/25/2027(1)(4)	1,025,716
560,000	2.94%, 05/25/2027(1)	555,895
4,450,000	Neuberger Berman CLO Ltd. 3 mo. USD LIBOR + 0.800%, 3.14%, 01/15/2028(1)(3)	4,440,246
	NRZ Advance Receivables Trust
3,265,500	2.58%, 10/15/2049(1)	3,237,590
6,250,000	3.11%, 12/15/2050(1)	6,191,248
5,421,000	3.21%, 02/15/2051(1)	5,364,574
	NRZ Excess Spread-Collateralized Notes
4,864,681	3.19%, 01/25/2023(1)	4,838,565
2,997,471	3.27%, 02/25/2023(1)	2,979,255
2,089,454	Oak Hill Advisors Residential Loan Trust 3.00%, 06/25/2057(1)(5)	2,057,901
3,030,000	Oak Hill Credit Partners Ltd. 3 mo. USD LIBOR + 1.130%, 3.48%, 07/20/2026(1)(3)	3,030,288
2,495,000	Oaktree EIF Ltd. 3 mo. USD LIBOR + 1.450%, 3.79%, 07/17/2029(1)(3)	2,487,430
6,780,000	OCP CLO Ltd. 3 mo. USD LIBOR + 0.850%, 3.19%, 04/17/2027(1)(3)	6,762,019
3,715,000	Octagon Investment Partners Ltd. 3 mo. USD LIBOR + 1.320%, 3.67%, 03/17/2030(1)(3)	3,731,781
	OneMain Financial Issuance Trust
7,814,000	2.37%, 09/14/2032(1)	7,680,234
4,187,872	4.10%, 03/20/2028(1)	4,209,945
	Pretium Mortgage Credit Partners LLC
953,284	3.33%, 12/30/2032(1)(4)	948,105
1,197,757	3.38%, 01/27/2033(1)(5)	1,185,780
1,227,754	Prosper Marketplace Issuance Trust 2.36%, 11/15/2023(1)	1,223,493
5,250,000	SBA Tower Trust 2.90%, 10/11/2044(1)(5)	5,239,457

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

$ 459,259	Securitized Asset Backed Receivables LLC Trust 1 mo. USD LIBOR + 0.090%, 2.31%, 07/25/2036(2)(3)	$226,388
7,305,000	Shackleton CLO Ltd. 3 mo. USD LIBOR + 1.020%, 3.36%, 07/17/2028(1)(3)	7,271,251
	SoFi Consumer Loan Program LLC
1,573,852	2.50%, 05/26/2026(1)	1,555,003
805,780	2.77%, 05/25/2026(1)	798,419
1,857,948	3.05%, 12/26/2025(1)(2)	1,849,866
1,611,244	3.09%, 10/27/2025(1)(2)	1,606,368
1,414,269	3.28%, 01/26/2026(1)(2)	1,412,376
	Sound Point CLO Ltd.
5,015,000	1 mo. USD LIBOR + 1.150%, 3.65%, 04/18/2031(1)(3)	5,007,041
2,575,000	3 mo. USD LIBOR + 1.390%, 3.74%, 01/23/2029(1)(3)	2,577,825
	Springleaf Funding Trust
8,130,000	2.68%, 07/15/2030(1)	7,965,727
4,985,000	2.90%, 11/15/2029(1)	4,971,493
5,340,000	SPS Servicer Advance Receivables Trust 2.75%, 11/15/2049(1)	5,306,989
8,660,000	Symphony CLO Ltd. 3 mo. USD LIBOR + 1.280%, 3.62%, 07/14/2026(1)(3)	8,665,638
	Towd Point Mortgage Trust
8,545,388	2.75%, 10/25/2056(1)(4)	8,366,475
2,239,615	2.75%, 04/25/2057(1)(4)	2,197,556
5,860,288	2.75%, 06/25/2057(1)(4)	5,695,468
4,134,706	2.75%, 07/25/2057(1)(4)	4,026,991
7,660,000	Treman Park CLO Ltd. 3 mo. USD LIBOR + 1.370%, 3.72%, 04/20/2027(1)(3)	7,658,874
2,302,736	U.S. Residential Opportunity Fund Trust 3.35%, 11/27/2037(1)(5)	2,282,638
6,177,996	VOLT LLC 3.38%, 10/25/2047(1)(5)	6,140,223
1,303,242	VOLT LX LLC 3.25%, 06/25/2047(1)(2)(5)	1,294,571
1,317,541	VOLT LXII LLC 3.13%, 09/25/2047(1)(5)	1,304,016
1,967,626	VOLT LXIII LLC 3.00%, 10/25/2047(1)(5)	1,944,871
3,441,337	VOLT LXVI 4.34%, 05/25/2048(1)(5)	3,433,693
	Voya CLO Ltd.
7,550,000	3 mo. USD LIBOR + 0.900%, 3.23%, 01/18/2029(1)(3)	7,521,499
4,835,000	1 mo. USD LIBOR + 0.990%, 3.32%, 04/18/2031(1)(3)	4,802,804
2,670,000	3 mo. USD LIBOR + 1.250%, 3.58%, 01/18/2029(1)(3)	2,632,462
2,915,000	3 mo. USD LIBOR + 1.250%, 3.59%, 04/17/2030(1)(3)	2,918,801
2,064,400	Wendy’s Funding LLC 3.88%, 03/15/2048(1)(2)	1,981,597
10,785,000	York CLO Ltd. 3 mo. USD LIBOR + 1.630%, 2.73%, 01/20/2030(1)(3)	10,901,597

		412,317,359

	Asset-Backed - Home Equity - 1.9%
	GSAA Home Equity Trust
6,170,085	1 mo. USD LIBOR + 0.080%, 2.30%, 02/25/2037(2)(3)	3,157,101
3,621,624	1 mo. USD LIBOR + 0.100%, 2.32%, 03/25/2037(2)(3)	1,834,336
2,654,026	1 mo. USD LIBOR + 0.180%, 2.40%, 11/25/2036(2)(3)	1,273,842
116,671	1 mo. USD LIBOR + 0.240%, 2.46%, 11/25/2036(2)(3)	68,640
654,867	5.99%, 06/25/2036(2)(4)	313,078
7,658,183	Legacy Mortgage Asset Trust 4.00%, 03/25/2058(1)(5)	7,637,123
145,649	Morgan Stanley Asset-Backed Securities Capital, Inc. Trust 1 mo. USD LIBOR + 0.150%, 2.37%, 06/25/2036(2)(3)	123,170
1,511,888	Morgan Stanley Mortgage Loan Trust 1 mo. USD LIBOR + 0.170%, 2.39%, 11/25/2036(2)(3)	672,122
	New Residential Mortgage Loan Trust
6,124,813	1 mo. USD LIBOR + 1.500%, 3.72%, 06/25/2057(1)(3)	6,280,781
8,308,505	4.00%, 02/25/2057(1)(4)	8,331,906

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

$ 6,829,874	4.00%, 08/27/2057(1)(4)	$6,850,574
2,899,244	4.00%, 12/25/2057(1)(4)	2,911,933
	Soundview Home Loan Trust
2,899,679	1 mo. USD LIBOR + 0.180%, 2.40%, 07/25/2037(2)(3)	2,613,727
435,000	1 mo. USD LIBOR + 0.250%, 2.47%, 11/25/2036(2)(3)	404,140

		42,472,473

	Collateralized - Mortgage Obligations - 0.2%
1,638,279	COLT Mortgage Loan Trust 2.61%, 05/27/2047(1)(4)	1,625,669
2,818,373	Consumer Loan Underlying Bond Credit Trust 2.61%, 01/15/2024(1)(2)	2,803,734

		4,429,403

	Commercial Mortgage - Backed Securities - 5.2%
	Banc of America Commercial Mortgage Trust
39,970,166	0.89%, 11/15/2050(4)(7)	2,176,280
4,715,705	0.96%, 11/15/2054(4)(7)	273,176
	BBCMS Mortgage Trust
28,911,190	1.68%, 02/15/2050(4)(7)	2,703,081
8,553,000	1 mo. USD LIBOR + 0.850%, 3.01%, 08/15/2036(1)(3)	8,553,002
	Benchmark Mortgage Trust
12,008,522	0.67%, 01/15/2051(4)(7)	459,606
20,344,446	0.70%, 07/15/2051(4)(7)	782,488
	Citigroup Commercial Mortgage Trust
23,715,216	1.19%, 07/10/2047(4)(7)	1,085,654
26,383,847	1.25%, 04/10/2048(4)(7)	1,324,654
	Commercial Mortgage Pass-Through Certificates
9,151,815	0.87%, 02/10/2047(4)(7)	210,220
535,000	4.24%, 02/10/2047(4)	553,447
	Commercial Mortgage Trust
4,165,174	0.87%, 08/10/2046(4)(7)	121,205
6,825,087	2.10%, 07/10/2046(1)(4)(7)	185,509
1,035,000	2.54%, 12/10/2045	1,004,179
960,889	2.82%, 10/15/2045	941,757
1,670,000	2.85%, 10/15/2045	1,623,349
1,145,000	3.10%, 03/10/2046	1,130,601
876,221	3.21%, 03/10/2046	867,531
6,780,000	3.42%, 03/10/2031(1)	6,820,759
1,260,000	3.61%, 06/10/2046(4)	1,267,639
705,000	3.62%, 07/10/2050	702,071
2,120,000	3.69%, 08/10/2047	2,124,824
1,150,133	3.80%, 08/10/2047	1,163,681
1,485,000	3.83%, 07/15/2047	1,503,748
575,125	3.96%, 03/10/2047	584,588
1,199,384	4.02%, 07/10/2045	1,229,084
630,000	4.07%, 02/10/2047(4)	647,054
1,045,000	4.21%, 08/10/2046(4)	1,079,427
615,085	4.38%, 07/10/2045(4)	636,751
720,000	4.73%, 10/15/2045(1)(2)(4)	144,223
1,920,000	4.75%, 10/15/2045(1)(2)(4)	942,490
524,258	Credit Suisse First Boston Mortgage Securities Corp. 4.88%, 04/15/2037	517,593
	CSAIL Commercial Mortgage Trust
62,843,275	0.95%, 06/15/2057(4)(7)	2,474,410
3,844,104	1.18%, 11/15/2048(4)(7)	186,944
11,395,322	1.96%, 01/15/2049(4)(7)	1,051,948
470,000	3.45%, 08/15/2048	463,502
545,000	3.54%, 11/15/2048	539,183
550,000	3.72%, 08/15/2048	549,839
83,000	3.76%, 11/15/2048	83,009
7,472,591	DBUBS Mortgage Trust 0.90%, 11/10/2046(1)(4)(7)	80,676
3,043,197	Four Times Square Trust Commercial Mortgage Pass-Through Certificates 5.40%, 12/13/2028(1)	3,162,356
	FREMF Mortgage Trust

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

$ 4,680,000	3.09%, 10/25/2047(1)(4)	$4,668,382
5,485,000	5.45%, 09/25/2043(1)(4)	5,645,345
1,114,866	GE Business Loan Trust 1 mo. USD LIBOR + 1.000%, 3.16%, 05/15/2034(1)(3)	1,044,185
4,340,000	GS Mortgage Securities Trust 2.95%, 11/05/2034(1)	4,226,358
45,985,663	0.12%, 07/10/2046(4)(7)	183,294
6,547,465	1.51%, 08/10/2044(1)(4)(7)	197,245
1,580,166	3.67%, 04/10/2047(1)(2)	629,538
785,121	4.07%, 01/10/2047	805,006
2,215,000	5.13%, 04/10/2047(1)(4)	1,845,695
	JP Morgan Chase Commercial Mortgage Securities Trust
2,185,000	2.73%, 10/15/2045(1)(2)(4)	1,063,090
765,128	2.84%, 12/15/2047(4)	747,210
1,290,924	4.52%, 12/15/2047(1)(2)(4)	1,049,913
	JPMBB Commercial Mortgage Securities Trust
28,515,615	0.93%, 09/15/2047(4)(7)	714,969
7,761,832	0.97%, 05/15/2048(4)(7)	236,089
825,000	2.91%, 10/15/2048	792,114
1,119,872	3.36%, 07/15/2045	1,115,845
25,600	Lehman Brothers Small Balance Commercial Mortgage Trust 5.52%, 09/25/2030(1)(4)	25,689
	Morgan Stanley Bank of America Merrill Lynch Trust
1,537,648	1.19%, 10/15/2048(4)(7)	86,021
15,811,561	1.26%, 12/15/2047(4)(7)	627,229
1,530,000	3.13%, 12/15/2048(4)	1,509,961
1,320,000	3.18%, 08/15/2045(4)	1,307,725
795,172	4.26%, 10/15/2046(4)	818,725
	Morgan Stanley Capital Trust
34,712,217	0.57%, 09/15/2047(1)(4)(7)	248,265
8,247,445	1.61%, 06/15/2050(4)(7)	706,092
4,920,000	3.47%, 08/11/2033(1)(4)	4,948,359
545,000	5.30%, 10/12/2052(1)(4)	54,287
375,000	5.30%, 10/12/2052(1)(2)(4)	23,488
1,460,000	5.33%, 07/15/2049(1)(2)(4)	1,271,730
3,830,000	Oaktown Re II Ltd. 3 mo. USD LIBOR + 1.550%, 3.77%, 07/25/2028(1)(3)	3,834,794
790,000	SFAVE Commercial Mortgage Securities Trust 3.87%, 01/05/2043(1)(4)	749,036
	UBS Commercial Mortgage Trust
4,939,438	1.30%, 08/15/2050(4)(7)	360,885
850,000	3.43%, 08/15/2050	823,295
	UBS-Barclays Commercial Mortgage Trust
790,000	2.85%, 12/10/2045	770,955
2,295,000	3.09%, 08/10/2049	2,264,611
2,065,000	3.19%, 03/10/2046	2,042,633
775,000	3.24%, 04/10/2046	767,292
	Wells Fargo Commercial Mortgage Trust
21,205,284	1.30%, 05/15/2048(4)(7)	1,044,570
1,166,482	2.92%, 10/15/2045(4)	1,144,068
419,000	2.92%, 11/15/2049(4)	393,491
345,000	2.94%, 10/15/2049(4)	324,808
805,000	3.29%, 05/15/2048(4)	791,127
440,000	3.41%, 12/15/2047(4)	434,498
445,000	3.79%, 09/15/2048(4)	445,689
430,000	4.24%, 05/15/2048(4)	402,665
	WF-RBS Commercial Mortgage Trust
255,115	2.88%, 12/15/2045	249,077
1,215,000	3.00%, 08/15/2045	1,196,580
1,150,000	3.07%, 03/15/2045	1,132,557
450,000	3.35%, 05/15/2045	439,736
1,015,000	3.61%, 11/15/2047	1,009,933
990,000	3.72%, 05/15/2047	998,014
925,000	4.00%, 05/15/2047	942,312
230,000	4.05%, 03/15/2047	234,874
755,286	4.10%, 03/15/2047	774,073

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

$ 1,095,000	4.15%, 08/15/2046(4)	$1,124,375
710,000	5.00%, 06/15/2044(1)(2)(4)	496,252
790,000	5.77%, 04/15/2045(1)(4)	800,602

		114,536,189

	Diversified Financial Services - 0.1%
1,716,000	Barings CLO Ltd. 1 mo. USD LIBOR + 0.950%, 3.02%, 07/20/2029(1)(3)	1,709,033

	Other ABS - 0.8%
6,240,000	Cent CLO Ltd. 3 mo. USD LIBOR + 1.150%, 3.49%, 07/27/2030(1)(3)	6,236,774
2,735,000	LCM XX L.P. 3 mo. USD LIBOR + 1.040%, 3.38%, 10/20/2027(1)(3)(6)	2,735,000
7,485,000	OZLM XII Ltd. 3 mo. USD LIBOR + 1.050%, 3.24%, 04/30/2027(1)(3)	7,473,593

		16,445,367

	Whole Loan Collateral CMO - 5.9%
	Alternative Loan Trust
1,192,115	1 mo. USD LIBOR + 0.320%, 2.54%, 11/25/2035(3)	1,116,803
241,355	1 mo. USD LIBOR + 0.540%, 2.76%, 01/25/2036(3)	229,589
1,127,435	5.75%, 05/25/2036	840,361
	Angel Oak Mortgage Trust LLC
2,162,243	2.48%, 07/25/2047(1)(4)	2,124,569
1,756,923	2.71%, 11/25/2047(1)(4)	1,744,737
504,801	2.81%, 01/25/2047(1)(4)	500,633
	Banc of America Funding Trust
1,488,450	1 mo. USD LIBOR + 0.300%, 2.47%, 05/20/2047(3)	1,370,436
4,572,762	5.77%, 05/25/2037(4)	4,442,183
168,397	5.85%, 01/25/2037(5)	159,362
1,031,616	BCAP LLC Trust 1 mo. USD LIBOR + 0.180%, 2.40%, 03/25/2037(3)	1,012,652
452,061	Bear Stearns Adjustable Rate Mortgage Trust 1 year USD CMT + 2.300%, 4.73%, 10/25/2035(3)	457,238
1,366,701	Bear Stearns Alt-A Trust 1 mo. USD LIBOR + 0.500%, 2.72%, 01/25/2036(3)	1,431,510
478,550	Bear Stearns Mortgage Funding Trust 1 mo. USD LIBOR + 0.180%, 2.40%, 10/25/2036(3)	441,313
	CHL Mortgage Pass-Through Trust
554,327	3.39%, 11/20/2035(4)	517,169
2,780,857	3.93%, 09/25/2047(4)	2,599,486
6,484,268	CIM Trust 3.00%, 04/25/2057(1)(4)	6,403,235
2,226,010	COLT Mortgage Loan Trust 2.93%, 02/25/2048(1)(4)	2,214,264
2,147,043	Credit Suisse First Boston Mortgage Securities Corp. 5.50%, 06/25/2035	2,082,786
2,664,277	CSMC Trust 3.25%, 04/25/2047(1)(4)	2,597,670
	Deephaven Residential Mortgage Trust
1,600,043	2.45%, 06/25/2047(1)(4)	1,588,959
1,993,927	2.58%, 10/25/2047(1)(4)	1,976,119
905,969	2.73%, 12/26/2046(1)(4)	902,522
	Fannie Mae Connecticut Avenue Securities
2,025,000	1 mo. USD LIBOR + 3.550%, 5.77%, 07/25/2029(3)	2,210,697
4,065,143	1 mo. USD LIBOR + 4.350%, 6.57%, 05/25/2029(3)	4,547,388
1,362,527	1 mo. USD LIBOR + 4.900%, 7.12%, 11/25/2024(3)	1,560,168
757,568	1 mo. USD LIBOR + 5.700%, 7.92%, 04/25/2028(3)	880,810
616,000	1 mo. USD LIBOR + 6.000%, 8.22%, 09/25/2028(3)	724,694
2,133,369	Galton Funding Mortgage Trust 3.50%, 11/25/2057(1)(4)	2,123,202
36,631	GMACM Mortgage Loan Trust 3.81%, 04/19/2036(4)	34,079
	GSR Mortgage Loan Trust
1,371,033	1 mo. USD LIBOR + 0.300%, 2.52%, 01/25/2037(3)	788,986
2,437,137	3.75%, 01/25/2036(4)	2,415,302

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

	HarborView Mortgage Loan Trust
$ 1,168,214	1 mo. USD LIBOR + 0.190%, 2.36%, 01/19/2038(3)	$1,158,781
4,264,396	1 mo. USD LIBOR + 0.240%, 2.41%, 12/19/2036(3)	4,010,133
1,328,670	IndyMac Index Mortgage Loan Trust 3.73%, 03/25/2036(4)	1,216,403
334,953	JP Morgan Mortgage Trust 3.98%, 04/25/2037(4)	318,103
1,418,507	Lehman XS Trust 1 mo. USD LIBOR + 0.210%, 2.43%, 07/25/2046(3)	1,381,004
	LSTAR Securities Investment Ltd.
1,810,994	1 mo. USD LIBOR + 1.550%, 3.65%, 02/01/2023(1)(3)	1,781,698
2,235,447	1 mo. USD LIBOR + 1.750%, 3.83%, 10/01/2022(1)(3)	2,225,488
1,478,751	1 mo. USD LIBOR + 1.750%, 3.83%, 09/01/2022(1)(3)	1,481,250
1,683,862	1 mo. USD LIBOR + 1.650%, 3.91%, 11/01/2022(1)(3)	1,684,521
574,054	MASTR Adjustable Rate Mortgages Trust 4.42%, 11/21/2034(4)	588,994
1,644,696	MFA Trust 2.59%, 02/25/2057(1)(4)	1,608,275
	New Residential Mortgage Loan Trust
4,907,575	3.75%, 11/26/2035(1)(4)	4,899,442
4,350,771	3.75%, 11/25/2056(1)(4)	4,329,793
8,085,991	4.00%, 03/25/2057(1)(4)	8,130,848
6,542,896	4.00%, 04/25/2057(1)(4)	6,570,709
5,261,742	4.00%, 05/25/2057(1)(4)	5,286,506
1,484,236	RBSGC Mortgage Loan Trust 6.25%, 01/25/2037	1,455,057
	Residential Accredit Loans, Inc.
3,516,362	3.18%, 11/25/2037(4)	3,112,678
905,630	6.00%, 12/25/2035(4)	869,908
1,739,348	Structured Agency Credit Risk Trust 1 mo. USD LIBOR + 1.650%, 3.87%, 04/25/2043(1)(3)	1,754,264
	Towd Point Mortgage Trust
3,864,133	2.25%, 04/25/2056(1)(4)	3,769,938
939,633	2.75%, 02/25/2055(1)(4)	925,000
3,316,014	2.75%, 08/25/2055(1)(4)	3,249,176
5,747,886	1 mo. USD LIBOR + 0.600%, 2.82%, 02/25/2057(1)(3)	5,714,146
735,570	3.00%, 03/25/2054(1)(4)	729,846
	WaMu Mortgage Pass-Through Certificates Trust
3,747,998	12 mo. USD MTA + 0.820%, 2.57%, 12/25/2046(3)	3,389,829
774,915	1 mo. USD LIBOR + 0.420%, 2.64%, 06/25/2044(3)	758,203
1,406,498	3.57%, 06/25/2037(4)	1,313,715
	Wells Fargo Commercial Mortgage Trust
45,821,596	1.31%, 09/15/2057(4)(7)	2,154,472
1,015,000	3.84%, 09/15/2058(4)	1,022,044

		128,929,146

	Total Asset & Commercial Mortgage Backed Securities (cost $739,463,316)	$732,549,056

Corporate Bonds - 27.3%
	Aerospace/Defense - 0.5%
	DAE Funding LLC
75,000	4.50%, 08/01/2022(1)	73,125
80,000	5.00%, 08/01/2024(1)	78,300
4,172,000	Lockheed Martin Corp. 4.09%, 09/15/2052	3,971,903
	United Technologies Corp.
140,000	2.80%, 05/04/2024	132,742
5,255,000	3.65%, 08/16/2023	5,231,666
1,565,000	3.95%, 08/16/2025	1,557,592
400,000	4.63%, 11/16/2048	402,228

		11,447,556

	Agriculture - 0.6%
	Altria Group, Inc.
5,240,000	2.85%, 08/09/2022	5,124,405
2,345,000	3.88%, 09/16/2046	2,051,137

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

	BAT Capital Corp.
$ 1,635,000	3.22%, 08/15/2024(1)	$1,558,380
3,025,000	4.39%, 08/15/2037(1)	2,814,255
1,300,000	Imperial Brands Finance plc 3.75%, 07/21/2022(1)	1,294,133

		12,842,310

	Airlines - 0.1%
	Delta Air Lines, Inc.
765,000	3.63%, 03/15/2022	755,429
1,310,000	3.80%, 04/19/2023	1,286,714

		2,042,143

	Auto Manufacturers - 0.4%
635,000	Ford Motor Co. 5.29%, 12/08/2046	565,568
540,000	Ford Motor Credit Co. LLC 3.82%, 11/02/2027	482,632
	General Motors Co.
2,220,000	5.40%, 04/01/2048(8)	2,072,280
1,410,000	5.95%, 04/01/2049	1,400,518
1,000,000	6.25%, 10/02/2043	1,025,427
1,035,000	6.75%, 04/01/2046	1,120,289
	General Motors Financial Co., Inc.
500,000	3.70%, 05/09/2023	488,538
1,760,000	3.95%, 04/13/2024	1,711,685

		8,866,937

	Auto Parts & Equipment - 0.0%
450,000	Adient Global Holdings Ltd. 4.88%, 08/15/2026(1)	399,937
290,000	Goodyear Tire & Rubber Co. 5.00%, 05/31/2026(8)	272,673

		672,610

	Beverages - 0.7%
	Anheuser-Busch InBev Finance, Inc.
2,600,000	3.30%, 02/01/2023	2,570,527
125,000	3.65%, 02/01/2026	121,462
70,000	4.70%, 02/01/2036	70,094
	Anheuser-Busch InBev Worldwide, Inc.
895,000	3.50%, 01/12/2024	885,684
2,120,000	3.75%, 07/15/2042	1,836,406
1,145,000	4.60%, 04/15/2048	1,109,143
2,035,000	4.75%, 04/15/2058	1,975,261
	Constellation Brands, Inc.
2,295,000	2.65%, 11/07/2022	2,193,522
380,000	2.70%, 05/09/2022	366,422
1,490,000	3.60%, 02/15/2028	1,394,206
245,000	4.50%, 05/09/2047	228,603
2,003,000	4.75%, 12/01/2025	2,051,863

		14,803,193

	Biotechnology - 0.3%
1,315,000	Amgen, Inc. 2.65%, 05/11/2022	1,277,105
1,065,000	Celgene Corp. 4.63%, 05/15/2044	1,002,219
	Gilead Sciences, Inc.
590,000	3.25%, 09/01/2022	587,085
4,490,000	4.15%, 03/01/2047	4,253,838

		7,120,247

	Chemicals - 0.6%
200,000	Braskem Netherlands Finance B.V. 3.50%, 01/10/2023(1)	190,480
440,000	CF Industries, Inc. 4.95%, 06/01/2043	389,400

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

$ 290,000	Chemours Co. 5.38%, 05/15/2027	$279,647
515,000	International Flavors & Fragrances, Inc. 4.45%, 09/26/2028	519,576
1,080,000	LyondellBasell Industries N.V. 4.63%, 02/26/2055	970,614
	Methanex Corp.
1,590,000	4.25%, 12/01/2024	1,554,415
625,000	5.65%, 12/01/2044	601,955
290,000	Olin Corp. 5.13%, 09/15/2027	279,850
	Sherwin-Williams Co.
695,000	3.13%, 06/01/2024	667,538
1,830,000	3.45%, 06/01/2027	1,741,491
	Syngenta Finance N.V.
630,000	4.44%, 04/24/2023(1)	626,159
1,810,000	4.89%, 04/24/2025(1)	1,776,671
2,340,000	5.18%, 04/24/2028(1)	2,238,717
265,000	Versum Materials, Inc. 5.50%, 09/30/2024(1)	270,300

		12,106,813

	Commercial Banks - 8.6%
	Banco Bilbao Vizcaya Argentaria S.A.
5,200,000	5 year USD Swap + 3.870%, 6.13%, 11/16/2027(3)(8)(9)	4,673,500
EUR 400,000	5 year EUR Swap + 9.177%, 8.88%, 04/14/2021(3)(9)(10)	518,990
	Banco de Sabadell S.A.
1,400,000	5 year EUR Swap + 6.051%, 6.13%, 11/23/2022(3)(9)(10)	1,605,152
2,200,000	5 year EUR Swap + 6.414%, 6.50%, 05/18/2022(3)(9)(10)	2,575,011
$ 3,600,000	Banco Santander S.A. 3.80%, 02/23/2028	3,270,788
	Bank of America Corp.
3,775,000	3 mo. USD LIBOR + 1.160%, 3.12%, 01/20/2023(3)	3,707,390
6,005,000	3 mo. USD LIBOR + 0.810%, 3.37%, 01/23/2026(3)	5,774,973
4,620,000	3 mo. USD LIBOR + 1.512%, 3.71%, 04/24/2028(3)	4,447,135
1,205,000	3 mo. USD LIBOR + 0.940%, 3.86%, 07/23/2024(3)	1,204,993
1,020,000	4.00%, 01/22/2025	1,006,599
40,000	4.18%, 11/25/2027	39,041
2,285,000	4.20%, 08/26/2024	2,295,683
2,925,000	7.75%, 05/14/2038	3,948,076
780,000	Barclays Bank plc 2.65%, 01/11/2021	764,663
1,450,000	Barclays plc 5 year USD Swap + 6.772%, 7.88%, 03/15/2022(3)(9)(10)	1,498,938
	BNP Paribas S.A.
1,065,000	2.95%, 05/23/2022(1)	1,030,993
2,890,000	3.38%, 01/09/2025(1)	2,735,839
1,645,000	4.40%, 08/14/2028(1)	1,614,300
1,505,000	5 year USD Swap + 2.838%, 5.13%, 11/15/2027(1)(3)(9)	1,346,975
1,940,000	5 year USD Swap + 6.314%, 7.63%, 03/30/2021(1)(3)(9)	2,037,000
	BPCE S.A.
635,000	2.75%, 01/11/2023(1)	607,104
1,245,000	3.00%, 05/22/2022(1)	1,203,453
EUR 400,000	Caixa Geral de Depositos S.A. 5 year EUR Swap + 10.925%, 10.75%, 03/30/2022(2)(3)(9)(10)	524,795
1,200,000	CaixaBank S.A. 5 year EUR Swap + 6.498%, 6.75%, 06/13/2024(3)(9)(10)	1,503,545
	Citigroup, Inc.
$ 1,300,000	2.70%, 10/27/2022	1,250,064
2,360,000	3.20%, 10/21/2026	2,202,839
2,960,000	3 mo. USD LIBOR + 1.100%, 3.41%, 05/17/2024(3)	2,983,538
1,085,000	3 mo. USD LIBOR + 1.151%, 3.52%, 10/27/2028(3)	1,020,173
1,025,000	3 mo. USD LIBOR + 1.192%, 4.08%, 04/23/2029(3)	1,006,033
4,190,000	4.45%, 09/29/2027	4,141,587
111,000	4.65%, 07/30/2045	112,015
1,580,000	4.75%, 05/18/2046	1,541,177

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

	Credit Agricole S.A.
$ 1,750,000	5 year USD Swap +1.644%, 4.00%, 01/10/2033(1)(3)	$1,624,049
4,000,000	5 year USD Swap + 6.185%, 8.13%, 12/23/2025(1)(3)(9)	4,399,888
	Credit Suisse Group AG
5,685,000	5 year USD Swap + 3.455%, 6.25%, 12/18/2024(1)(3)(9)	5,606,831
275,000	5 year USD Swap + 4.600%, 7.50%, 07/17/2023(1)(3)(9)	282,906
EUR 650,000	Danske Bank A/S 5 year EUR Swap + 5.471%, 5.88%, 04/06/2022(3)(9)(10)	767,890
$ 1,400,000	DNB Bank ASA 5 year USD Swap + 5.080%, 6.50%, 03/26/2022(3)(9)(10)	1,433,384
	Goldman Sachs Group, Inc.
2,235,000	3 mo. USD LIBOR + 0.821%, 2.88%, 10/31/2022(3)	2,179,545
3,040,000	3 mo. USD LIBOR + 0.990%, 2.91%, 07/24/2023(3)	2,937,187
4,430,000	3 mo. USD LIBOR + 1.510%, 3.69%, 06/05/2028(3)	4,216,303
3,860,000	3 mo. USD LIBOR + 1.158%, 3.81%, 04/23/2029(3)	3,682,093
2,285,000	3 mo. USD LIBOR + 1.373%, 4.02%, 10/31/2038(3)	2,118,020
1,250,000	3 mo. USD LIBOR + 1.301%, 4.22%, 05/01/2029(3)	1,231,696
1,635,000	6.25%, 02/01/2041	1,965,161
1,890,000	6.75%, 10/01/2037	2,273,586
	HSBC Holdings plc
1,305,000	2.95%, 05/25/2021	1,287,357
2,370,000	3.40%, 03/08/2021	2,365,384
3,010,000	4.25%, 08/18/2025	2,953,070
1,200,000	3 mo. USD LIBOR + 1.535%, 4.58%, 06/19/2029(3)	1,200,019
2,925,000	5 year USD ICE Swap + 3.746%, 6.00%, 05/22/2027(3)(9)	2,805,806
1,075,000	5 year USD ICE Swap + 3.453%, 6.25%, 03/23/2023(3)(9)	1,070,969
	Intesa Sanpaolo S.p.A.
1,015,000	3.38%, 01/12/2023(1)	939,669
1,410,000	3.88%, 01/12/2028(1)	1,191,100
1,675,000	5 year USD Swap + 5.462%, 7.70%, 09/17/2025(1)(3)(8)(9)	1,614,298
EUR 1,375,000	5 year EUR Swap + 7.192%, 7.75%, 01/11/2027(3)(9)(10)	1,712,053
	JP Morgan Chase & Co.
$ 2,750,000	2.40%, 06/07/2021(4)	2,681,250
2,665,000	3 mo. USD LIBOR + 1.155%, 3.22%, 03/01/2025(3)	2,582,345
2,500,000	3 mo. USD LIBOR + 0.945%, 3.51%, 01/23/2029(3)	2,367,986
955,000	3 mo. USD LIBOR + 1.230%, 3.57%, 10/24/2023(3)	974,027
1,990,000	3 mo. USD LIBOR + 0.890%, 3.80%, 07/23/2024(3)	1,987,252
2,230,000	3 mo. USD LIBOR + 1.120%, 4.01%, 04/23/2029(3)	2,192,220
	Morgan Stanley
2,725,000	2.50%, 04/21/2021(4)	2,662,478
3,240,000	2.75%, 05/19/2022(4)	3,141,930
5,935,000	3 mo. USD LIBOR + 1.340%, 3.59%, 07/22/2028(3)	5,631,069
2,120,000	3.63%, 01/20/2027(4)	2,035,779
1,090,000	3.95%, 04/23/2027(4)	1,046,196
3,275,000	4.00%, 07/23/2025(4)	3,264,080
4,150,000	Royal Bank of Canada 2.15%, 10/26/2020	4,066,952
685,000	Royal Bank of Scotland Group plc 5 year USD Swap + 7.598%, 8.63%, 08/15/2021(3)(9)	733,806
1,825,000	Santander Holdings USA, Inc. 3.70%, 03/28/2022	1,802,559
	Societe Generale S.A.
3,275,000	5 year USD Swap + 6.238%, 7.38%, 09/13/2021(1)(3)(9)	3,377,344
625,000	5 year USD ICE Swap + 5.873%, 8.00%, 09/29/2025(1)(3)(8)(9)	658,869
1,950,000	Standard Chartered plc 5 year USD Swap + 6.301%, 7.50%, 04/02/2022(3)(9)(10)	2,003,625
2,325,000	UBS AG 2.45%, 12/01/2020(1)	2,276,782
	UBS Group Funding Switzerland AG
1,983,000	2.65%, 02/01/2022(1)	1,916,863
3,050,000	5 year USD ICE Swap + 5.497%, 6.88%, 03/22/2021(3)(9)(10)	3,139,700
1,620,000	5 year USD Swap + 5.464%, 7.13%, 02/19/2020(3)(9)(10)	1,658,491
	UniCredit S.p.A.
EUR 1,215,000	5 year EUR Swap + 4.925%, 5.38%, 06/03/2025(3)(9)(10)	1,268,901
2,225,000	5 year EUR Swap + 6.387%, 6.63%, 06/03/2023(3)(9)(10)	2,551,046
$ 625,000	5 year USD Swap + 5.180%, 8.00%, 06/03/2024(3)(9)(10)	$588,138

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

	Wells Fargo & Co.
$ 1,795,000	2.63%, 07/22/2022(4)	$1,733,703
1,655,000	3.00%, 04/22/2026(4)	1,540,175
665,000	3.00%, 10/23/2026(4)	617,086
4,800,000	3.07%, 01/24/2023(4)	4,684,904
3,715,000	3 mo. USD LIBOR + 1.310%, 3.58%, 05/22/2028(3)	3,564,463
1,370,000	4.40%, 06/14/2046(4)	1,290,516
830,000	4.90%, 11/17/2045(4)	840,906
890,000	5.61%, 01/15/2044(4)	983,120

		187,915,187

	Commercial Services - 0.3%
6,128,000	Acwa Power Management And Investments One Ltd. 5.95%, 12/15/2039(1)	5,925,041
	Ashtead Capital, Inc.
200,000	4.13%, 08/15/2025(1)	190,000
200,000	4.38%, 08/15/2027(1)	190,000
445,000	Cardtronics, Inc. 5.13%, 08/01/2022	437,969
400,000	United Rentals North America, Inc. 5.50%, 07/15/2025	408,000

		7,151,010

	Construction Materials - 0.0%
	Standard Industries, Inc.
60,000	5.38%, 11/15/2024(1)	59,925
930,000	6.00%, 10/15/2025(1)	950,925

		1,010,850

	Diversified Financial Services - 0.4%
2,425,000	American Express Co. 3.40%, 02/27/2023	2,386,783
5,580,000	IHS Markit Ltd. 4.13%, 08/01/2023	5,569,286
	Navient Corp.
660,000	5.88%, 03/25/2021	675,662
390,000	7.25%, 01/25/2022	411,450

		9,043,181

	Electric - 1.4%
	AES Corp.
240,000	4.00%, 03/15/2021	239,400
220,000	4.50%, 03/15/2023	220,550
330,000	4.88%, 05/15/2023	332,887
50,000	5.13%, 09/01/2027	50,500
1,180,000	Berkshire Hathaway Energy Co. 3.25%, 04/15/2028	1,117,169
1,605,000	DTE Energy Co. 1.50%, 10/01/2019	1,579,622
1,525,000	Duke Energy Carolinas LLC 4.25%, 12/15/2041	1,527,415
970,000	Duke Energy Florida LLC 3.40%, 10/01/2046	842,941
1,495,000	Duke Energy Progress LLC 4.38%, 03/30/2044	1,515,736
125,000	Emera U.S. Finance L.P. 4.75%, 06/15/2046	121,806
2,275,000	Exelon Corp. 2.85%, 06/15/2020	2,254,988
510,000	FirstEnergy Corp. 4.25%, 03/15/2023	517,931
645,000	Fortis, Inc. 2.10%, 10/04/2021	616,176
1,590,000	IPALCO Enterprises, Inc. 3.70%, 09/01/2024	1,542,201
565,000	Oncor Electric Delivery Co. LLC 7.00%, 09/01/2022	638,821

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

	Pacific Gas & Electric Co.
$ 785,000	2.95%, 03/01/2026	$714,943
4,390,000	3.30%, 12/01/2027	4,013,467
620,000	3.40%, 08/15/2024	591,656
2,760,000	6.05%, 03/01/2034	3,137,134
	South Carolina Electric & Gas Co.
525,000	3.50%, 08/15/2021	525,233
580,000	4.25%, 08/15/2028	577,663
2,275,000	4.50%, 06/01/2064	2,085,242
	Southern California Edison Co.
425,000	3.70%, 08/01/2025	422,232
245,000	4.13%, 03/01/2048	234,197
	Southern Co.
625,000	2.95%, 07/01/2023	600,383
1,495,000	3.25%, 07/01/2026	1,394,315
2,125,000	Vistra Operations Co. LLC 5.50%, 09/01/2026(1)	2,148,906

		29,563,514

	Electronics - 0.1%
1,375,000	Fortive Corp. 2.35%, 06/15/2021	1,332,196

	Engineering & Construction - 0.6%
2,460,000	Fluor Corp. 4.25%, 09/15/2028	2,409,060
1,215,000	Mexico City Airport Trust 3.88%, 04/30/2028(1)	1,087,437
	SBA Tower Trust
4,815,000	3.17%, 04/09/2047(1)	4,721,386
4,540,000	3.45%, 03/15/2048(1)	4,474,086

		12,691,969

	Entertainment - 0.1%
	GLP Capital L.P. / GLP Financing II, Inc.
1,260,000	5.30%, 01/15/2029	1,263,654
275,000	5.38%, 04/15/2026	279,265
	WMG Acquisition Corp.
445,000	4.88%, 11/01/2024(1)	433,875
260,000	5.00%, 08/01/2023(1)	260,000

		2,236,794

	Food - 0.3%
	Kraft Heinz Foods Co.
1,485,000	4.38%, 06/01/2046	1,311,550
2,755,000	4.63%, 01/30/2029	2,750,413
1,730,000	Sysco Corp. 2.50%, 07/15/2021	1,689,396
285,000	TreeHouse Foods, Inc. 6.00%, 02/15/2024(1)(8)	294,263

		6,045,622

	Food Service - 0.0%
585,000	Aramark Services, Inc. 5.00%, 02/01/2028(1)	574,031

	Forest Products & Paper - 0.1%
1,365,000	Suzano Austria GmbH 6.00%, 01/15/2029(1)	1,370,460

	Gas - 0.1%
	AmeriGas Partners L.P. / AmeriGas Finance Corp.
70,000	5.63%, 05/20/2024	69,475
375,000	5.88%, 08/20/2026	372,188
1,640,000	Sempra Energy 2.40%, 02/01/2020	1,619,554

		2,061,217

	Healthcare-Products - 0.4%
	Becton Dickinson and Co.

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

$ 4,140,000	3.36%, 06/06/2024	$3,999,995
2,610,000	3.70%, 06/06/2027	2,495,779
2,385,000	Boston Scientific Corp. 4.00%, 03/01/2028	2,356,456
855,000	Thermo Fisher Scientific, Inc. 3.00%, 04/15/2023	828,925

		9,681,155

	Healthcare-Services - 1.0%
855,000	Aetna, Inc. 2.80%, 06/15/2023	819,225
	Anthem, Inc.
3,625,000	3.50%, 08/15/2024	3,551,565
2,305,000	3.65%, 12/01/2027	2,189,734
410,000	4.63%, 05/15/2042	400,642
	Community Health Systems, Inc.
535,000	5.13%, 08/01/2021(8)	520,287
90,000	6.25%, 03/31/2023	85,473
	Halfmoon Parent, Inc.
1,530,000	4.13%, 11/15/2025(1)	1,525,640
8,155,000	4.38%, 10/15/2028(1)	8,131,245
140,000	Tenet Healthcare Corp. 6.00%, 10/01/2020	144,599
	UnitedHealth Group, Inc.
1,230,000	3.50%, 06/15/2023	1,232,520
1,260,000	3.75%, 07/15/2025	1,265,992
370,000	4.25%, 04/15/2047	371,281
705,000	4.25%, 06/15/2048	707,577
670,000	4.75%, 07/15/2045	717,031

		21,662,811

	Home Builders - 0.1%
595,000	Lennar Corp. 4.75%, 11/29/2027	571,200
285,000	PulteGroup, Inc. 5.50%, 03/01/2026	283,575
575,000	Toll Brothers Finance Corp. 4.88%, 11/15/2025	564,938

		1,419,713

	Insurance - 0.1%
835,000	CNO Financial Group, Inc. 5.25%, 05/30/2025	853,787
	Genworth Holdings, Inc.
20,000	4.80%, 02/15/2024	17,100
380,000	4.90%, 08/15/2023	328,700
15,000	7.63%, 09/24/2021	15,187
338,000	Massachusetts Mutual Life Insurance Co. 8.88%, 06/01/2039(1)	519,082
345,000	MGIC Investment Corp. 5.75%, 08/15/2023	360,525
1,035,000	Willis North America, Inc. 3.60%, 05/15/2024	1,005,774

		3,100,155

	Internet - 0.5%
	Alibaba Group Holding Ltd.
2,975,000	3.40%, 12/06/2027	2,772,981
630,000	4.00%, 12/06/2037	578,428
1,050,000	4.20%, 12/06/2047	957,817
	Amazon.com, Inc.
550,000	2.80%, 08/22/2024	530,652
2,640,000	3.88%, 08/22/2037	2,584,692
150,000	Symantec Corp. 5.00%, 04/15/2025(1)	148,417
	Tencent Holdings Ltd.
2,090,000	2.99%, 01/19/2023(1)	2,024,251

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

$ 1,210,000	3.60%, 01/19/2028(1)	$1,145,280

		10,742,518

	Iron/Steel - 0.3%
275,000	ArcelorMittal 6.13%, 06/01/2025(8)	298,781
285,000	Commercial Metals Co 5.38%, 07/15/2027	267,900
	Steel Dynamics, Inc.
785,000	4.13%, 09/15/2025	747,713
275,000	5.50%, 10/01/2024	280,775
	Vale Overseas Ltd.
3,910,000	6.25%, 08/10/2026	4,284,969
405,000	6.88%, 11/10/2039	474,458

		6,354,596

	IT Services - 0.1%
1,230,000	Apple, Inc. 3.45%, 02/09/2045	1,103,558
1,035,000	Hewlett Packard Enterprise Co. 6.35%, 10/15/2045	1,063,599

		2,167,157

	Leisure Time - 0.0%
150,000	VOC Escrow Ltd. 5.00%, 02/15/2028(1)	144,156

	Lodging - 0.0%
290,000	Hilton Domestic Operating Co., Inc. 5.13%, 05/01/2026(1)	288,550

	Machinery - Construction & Mining - 0.0%
365,000	Oshkosh Corp. 5.38%, 03/01/2025	375,950

	Media - 1.8%
	21st Century Fox America, Inc.
1,225,000	6.15%, 03/01/2037	1,522,779
685,000	6.20%, 12/15/2034	843,922
	CCO Holdings LLC / CCO Holdings Capital Corp.
40,000	5.13%, 02/15/2023	40,150
150,000	5.13%, 05/01/2027(1)	142,125
145,000	5.75%, 02/15/2026(1)	145,362
	Charter Communications Operating LLC / Charter Communications Operating Capital
4,450,000	4.20%, 03/15/2028	4,257,334
3,420,000	6.48%, 10/23/2045	3,676,443
	Comcast Corp.
150,000	2.35%, 01/15/2027	131,988
490,000	3.20%, 07/15/2036	408,860
1,815,000	4.05%, 11/01/2052	1,609,504
	Cox Communications, Inc.
2,910,000	3.15%, 08/15/2024(1)	2,753,855
600,000	4.80%, 02/01/2035(1)	560,006
430,000	CSC Holdings LLC 5.50%, 04/15/2027(1)	417,100
	Discovery Communications LLC
1,590,000	3.80%, 03/13/2024	1,559,413
1,057,000	3.95%, 06/15/2025(1)	1,031,393
890,000	4.90%, 03/11/2026	913,444
555,000	DISH DBS Corp. 5.88%, 11/15/2024	497,419
545,000	Liberty Interactive LLC 8.25%, 02/01/2030	581,133
1,500,000	NBCUniversal Media LLC 5.95%, 04/01/2041	1,722,386
520,000	TEGNA, Inc. 5.50%, 09/15/2024(1)(8)	525,850
5,520,000	Time Warner Entertainment Co. L.P. 8.38%, 07/15/2033	6,855,564

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

	Viacom, Inc.
$ 5,595,000	4.25%, 09/01/2023	$5,633,134
855,000	4.38%, 03/15/2043	746,175
219,000	4.85%, 12/15/2034	207,154
55,000	3 mo. USD LIBOR + 3.895%, 5.88%, 02/28/2057(3)	53,906
79,000	3 mo. USD LIBOR + 3.899%, 6.25%, 02/28/2057(3)	77,839
550,000	Videotron Ltd. 5.38%, 06/15/2024(1)	565,125
	Warner Media LLC
165,000	2.95%, 07/15/2026	149,617
2,725,000	3.80%, 02/15/2027	2,606,625
165,000	3.88%, 01/15/2026	160,106

		40,395,711

	Mining - 0.2%
	Anglo American Capital plc
1,340,000	3.75%, 04/10/2022(1)	1,322,808
1,805,000	4.13%, 09/27/2022(1)	1,804,464
850,000	4.75%, 04/10/2027(1)	828,653
285,000	FMG Resources August 2006 Pty Ltd. 5.13%, 05/15/2024(1)	277,163
560,000	Kaiser Aluminum Corp. 5.88%, 05/15/2024	572,432

		4,805,520

	Miscellaneous Manufacturing - 0.0%
1,000,000	Ingersoll-Rand Global Holding Co., Ltd. 2.90%, 02/21/2021	988,263

	Office/Business Equipment - 0.1%
1,945,000	Pitney Bowes, Inc. 4.70%, 04/01/2023	1,779,111

	Oil & Gas - 1.1%
150,000	Aker BP ASA 5.88%, 03/31/2025(1)	154,875
	Anadarko Petroleum Corp.
200,000	3.45%, 07/15/2024	192,523
485,000	4.50%, 07/15/2044	444,226
945,000	Andeavor 3.80%, 04/01/2028	898,623
280,000	Antero Resources Corp. 5.63%, 06/01/2023	286,650
3,035,000	Canadian Natural Resources Ltd. 3.85%, 06/01/2027	2,955,691
88,000	Continental Resources, Inc. 5.00%, 09/15/2022	89,276
1,335,000	EnCana Corp. 3.90%, 11/15/2021	1,340,701
	Hess Corp.
1,630,000	4.30%, 04/01/2027	1,580,577
105,000	6.00%, 01/15/2040	108,986
2,210,000	Kerr-McGee Corp. 6.95%, 07/01/2024	2,488,609
585,000	Marathon Oil Corp. 3.85%, 06/01/2025	571,868
295,000	MEG Energy Corp. 6.50%, 01/15/2025(1)	292,050
150,000	Nabors Industries, Inc. 4.63%, 09/15/2021	147,733
2,240,000	Petroleos Mexicanos 6.63%, 06/15/2035	2,225,440
1,400,000	Phillips 66 3.90%, 03/15/2028	1,380,788
2,090,000	Pioneer Natural Resources Co. 7.50%, 01/15/2020	2,200,059
	QEP Resources, Inc.
385,000	5.25%, 05/01/2023	374,894

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

$ 10,000	5.38%, 10/01/2022	$10,037
	SM Energy Co.
255,000	6.13%, 11/15/2022	262,650
70,000	6.75%, 09/15/2026	72,712
295,000	Sunoco L.P. / Sunoco Finance Corp. 5.50%, 02/15/2026(1)	284,970
2,320,000	Tullow Oil plc 7.00%, 03/01/2025(1)	2,262,000
1,650,000	Valero Energy Corp. 3.40%, 09/15/2026	1,568,493
	WPX Energy, Inc.
190,000	5.25%, 09/15/2024	190,950
72,000	6.00%, 01/15/2022	74,610
ARS 93,580,252	YPF S.A. 16.50%, 05/09/2022(1)(2)	1,178,524

		23,638,515

	Packaging & Containers - 0.0%
$ 695,000	Owens-Brockway Glass Container, Inc. 5.88%, 08/15/2023(1)	714,981
295,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 5.13%, 07/15/2023(1)	293,525

		1,008,506

	Pharmaceuticals - 1.4%
1,135,000	Allergan Funding SCS 3.45%, 03/15/2022	1,127,393
	Bausch Health Cos., Inc.
315,000	6.50%, 03/15/2022(1)	327,600
140,000	7.00%, 03/15/2024(1)	147,910
95,000	Baxalta, Inc. 3.60%, 06/23/2022	94,323
3,915,000	Bayer U.S. Finance LLC 4.25%, 12/15/2025(1)	3,890,939
2,120,000	Cardinal Health, Inc. 2.62%, 06/15/2022	2,028,326
	CVS Health Corp.
3,965,000	3.13%, 03/09/2020	3,965,559
3,855,000	4.10%, 03/25/2025	3,844,678
1,640,000	5.05%, 03/25/2048	1,677,464
	Elanco Animal Health, Inc.
1,470,000	3.91%, 08/27/2021(1)	1,471,384
1,395,000	4.27%, 08/28/2023(1)	1,400,652
605,000	GlaxoSmithKline Capital plc 3.13%, 05/14/2021	604,055
2,875,000	GlaxoSmithKline Capital, Inc. 3.63%, 05/15/2025	2,870,777
280,000	IQVIA, Inc. 4.88%, 05/15/2023(1)	281,400
	Mylan N.V.
865,000	3.15%, 06/15/2021	852,082
1,705,000	3.75%, 12/15/2020	1,706,272
988,000	3.95%, 06/15/2026	934,578
	Mylan, Inc.
1,080,000	4.55%, 04/15/2028(1)	1,049,917
590,000	5.20%, 04/15/2048(1)	545,228
1,525,000	Shire Acquisitions Investments Ireland DAC 2.40%, 09/23/2021	1,472,979
100,000	Teva Pharmaceutical Finance Netherlands B.V. 3.15%, 10/01/2026	83,202

		30,376,718

	Pipelines - 0.8%
	Andeavor Logistics L.P. / Tesoro Logistics Finance Corp.
1,970,000	4.25%, 12/01/2027	1,924,871
211,000	6.25%, 10/15/2022	216,802

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

$ 280,000	Cheniere Corpus Christi Holdings LLC 5.88%, 03/31/2025	$294,350
	DCP Midstream Operating L.P.
241,000	4.95%, 04/01/2022	244,615
215,000	5.60%, 04/01/2044	205,863
555,000	Energy Transfer Equity L.P. 5.50%, 06/01/2027	575,979
360,000	Energy Transfer Partners L.P. 4.20%, 09/15/2023	362,858
	EQT Midstream Partners L.P.
1,000,000	4.75%, 07/15/2023	1,014,783
1,250,000	5.50%, 07/15/2028	1,284,482
	MPLX L.P.
875,000	4.00%, 03/15/2028	841,591
1,355,000	4.13%, 03/01/2027	1,319,788
510,000	4.70%, 04/15/2048	475,267
325,000	5.20%, 03/01/2047	325,653
245,000	Sabine Pass Liquefaction LLC 4.20%, 03/15/2028	237,668
	Sunoco Logistics Partners Operations L.P.
175,000	5.30%, 04/01/2044	167,747
180,000	5.35%, 05/15/2045	175,507
	Texas Eastern Transmission L.P.
2,080,000	2.80%, 10/15/2022(1)	1,993,869
165,000	3.50%, 01/15/2028(1)	155,852
	TransCanada PipeLines Ltd.
645,000	4.75%, 05/15/2038	656,700
155,000	6.10%, 06/01/2040	178,250
475,000	Transcontinental Gas Pipe Line Co. LLC 4.00%, 03/15/2028	464,141
2,045,000	Valero Energy Partners L.P. 4.50%, 03/15/2028	2,008,796
	Western Gas Partners L.P.
2,055,000	4.50%, 03/01/2028	1,971,245
110,000	4.75%, 08/15/2028	107,885
110,000	5.50%, 08/15/2048	103,705
	Williams Cos., Inc.
160,000	3.70%, 01/15/2023	158,334
570,000	4.30%, 03/04/2024	575,056
18,000	4.55%, 06/24/2024	18,288

		18,059,945

	Real Estate Investment Trusts - 0.1%
	Crown Castle International Corp.
500,000	3.15%, 07/15/2023	481,837
600,000	3.20%, 09/01/2024	570,161
265,000	3.80%, 02/15/2028	251,316
570,000	Equinix, Inc. 5.88%, 01/15/2026	586,388

		1,889,702

	Retail - 0.6%
150,000	1011778 BC ULC / New Red Finance, Inc. 4.25%, 05/15/2024(1)	142,125
	CVS Health Corp.
883,000	3.88%, 07/20/2025	870,143
1,690,000	5.13%, 07/20/2045	1,737,379
1,060,000	Home Depot, Inc. 3.50%, 09/15/2056	916,048
270,000	Lowe’s Cos., Inc. 3.70%, 04/15/2046	245,172
1,780,000	McDonald’s Corp. 3.35%, 04/01/2023	1,764,874
	Starbucks Corp.
1,195,000	3.80%, 08/15/2025	1,187,105
720,000	4.00%, 11/15/2028	717,973

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

$ 315,000	Suburban Propane Partners L.P. / Suburban Energy Finance Corp. 5.88%, 03/01/2027	$299,250
445,000	United Rentals North America, Inc. 4.88%, 01/15/2028	417,187
4,885,000	Walmart, Inc. 3.40%, 06/26/2023	4,906,265

		13,203,521

	Semiconductors - 0.4%
	Broadcom Corp. / Broadcom Cayman Finance Ltd.
745,000	3.13%, 01/15/2025	692,152
5,750,000	3.63%, 01/15/2024	5,586,635
870,000	Intel Corp. 4.10%, 05/19/2046	860,124
1,875,000	Microchip Technology, Inc. 4.33%, 06/01/2023(1)	1,863,353
355,000	Sensata Technologies B.V. 5.00%, 10/01/2025(1)	354,112
310,000	Sensata Technologies UK Financing Co. plc 6.25%, 02/15/2026(1)	326,275

		9,682,651

	Software - 0.6%
	CDK Global, Inc.
150,000	4.88%, 06/01/2027	146,250
30,000	5.88%, 06/15/2026	30,911
905,000	Fidelity National Information Services, Inc. 4.25%, 05/15/2028	906,792
	First Data Corp.
100,000	5.00%, 01/15/2024(1)	100,625
480,000	5.38%, 08/15/2023(1)	487,320
	Microsoft Corp.
180,000	3.30%, 02/06/2027	176,549
1,620,000	3.70%, 08/08/2046	1,549,495
1,470,000	3.95%, 08/08/2056	1,438,116
465,000	MSCI, Inc. 5.75%, 08/15/2025(1)	485,925
260,000	Open Text Corp. 5.88%, 06/01/2026(1)	267,637
945,000	Oracle Corp. 4.00%, 11/15/2047	897,348
	salesforce.com, Inc.
1,165,000	3.25%, 04/11/2023	1,156,571
780,000	3.70%, 04/11/2028	773,326
3,810,000	Western Digital Corp. 4.75%, 02/15/2026	3,684,556

		12,101,421

	Telecommunications - 2.1%
	AT&T, Inc.
620,000	4.10%, 02/15/2028(1)	601,913
120,000	4.13%, 02/17/2026	118,570
715,000	4.25%, 03/01/2027	705,764
4,889,000	4.30%, 02/15/2030(1)	4,701,737
3,155,000	4.75%, 05/15/2046	2,882,522
7,400,000	GTP Acquisition Partners LLC 3.48%, 06/15/2050(1)	7,200,418
	Nokia Oyj
1,190,000	4.38%, 06/12/2027	1,145,375
575,000	6.63%, 05/15/2039(8)	619,563
270,000	Sprint Communications, Inc. 7.00%, 03/01/2020(1)	280,125
425,000	Sprint Corp. 7.13%, 06/15/2024	440,938
2,365,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 5.15%, 09/20/2029(1)	2,376,588

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

	Telecom Italia Capital S.A.
$ 265,000	6.00%, 09/30/2034	$252,413
160,000	7.72%, 06/04/2038	169,600
4,430,000	Telecom Italia S.p.A. 5.30%, 05/30/2024(1)	4,313,712
	Telefonica Emisiones SAU
555,000	4.67%, 03/06/2038	521,421
925,000	4.90%, 03/06/2048	861,529
370,000	5.21%, 03/08/2047	361,994
	Verizon Communications, Inc.
3,353,000	4.27%, 01/15/2036	3,195,377
3,185,000	4.40%, 11/01/2034	3,105,959
1,735,000	4.50%, 08/10/2033	1,720,721
2,910,000	4.52%, 09/15/2048	2,767,337
100,000	4.81%, 03/15/2039	100,810
1,220,000	5.01%, 08/21/2054	1,224,054
1,345,000	5.25%, 03/16/2037	1,433,998
3,785,000	Vodafone Group plc 4.38%, 05/30/2028	3,729,085

		44,831,523

	Transportation - 0.4%
620,000	Canadian Pacific Railway Co. 9.45%, 08/01/2021	715,349
2,725,000	CSX Corp. 3.25%, 06/01/2027	2,582,427
	FedEx Corp.
935,000	4.05%, 02/15/2048	848,446
300,000	4.55%, 04/01/2046	293,813
395,000	4.75%, 11/15/2045	395,524
3,150,000	Union Pacific Corp. 4.38%, 09/10/2038	3,203,693

		8,039,252

	Total Corporate Bonds (cost $614,683,814)	$597,634,960

Foreign Government Obligations - 1.2%
	Argentina - 0.1%
EUR 1,780,000	Argentine Republic Government International Bond 5.25%, 01/15/2028	1,644,325

	Egypt - 0.0%
$ 720,000	Egypt Government International Bond 8.50%, 01/31/2047(10)	721,554

	Ghana - 0.1%
1,140,000	Ghana Government International Bond 8.63%, 06/16/2049(1)	1,140,000

	Panama - 0.2%
	Panama Government International Bond
2,464,000	4.30%, 04/29/2053	2,371,600
665,000	4.50%, 04/16/2050	659,354

		3,030,954

	Qatar - 0.1%
2,600,000	Qatar Government International Bond 5.10%, 04/23/2048(1)	2,704,000

	Romania - 0.2%
3,902,000	Romanian Government International Bond 6.13%, 01/22/2044(10)	4,399,505

	Saudi Arabia - 0.2%
	Saudi Government International Bond
2,885,000	4.50%, 10/26/2046(10)	2,744,443
2,225,000	4.63%, 10/04/2047(1)	2,143,342

		4,887,785

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

	United Arab Emirates - 0.3%
$ 7,260,000	Abu Dhabi Government International Bond 4.13%, 10/11/2047(1)	$6,933,300

	Total Foreign Government Obligations (cost $26,072,250)	$25,461,423

Municipal Bonds - 0.9%
	Education - 0.1%
	Chicago, IL, Board of Education
740,000	6.14%, 12/01/2039	700,284
1,750,000	6.32%, 11/01/2029	1,734,653

		2,434,937

	General - 0.3%
2,810,000	Chicago, IL, Transit Auth 6.90%, 12/01/2040	3,571,847
4,700,000	Puerto Rico Commonwealth Government Employees Retirement System 6.30%, 07/01/2043	1,498,125

		5,069,972

	General Obligation - 0.5%
2,000,000	California State, GO Taxable 7.55%, 04/01/2039	2,919,160
	City of Chicago, IL, GO
1,015,000	7.05%, 01/01/2029	1,084,365
3,945,000	7.38%, 01/01/2033	4,290,740
	Illinois State, GO
75,000	5.36%, 02/01/2019	75,571
3,160,000	5.88%, 03/01/2019	3,196,340

		11,566,176

	Total Municipal Bonds (cost $20,339,645)	$19,071,085

Senior Floating Rate Interests - 2.6%(11)
	Advertising - 0.0%
603,124	Acosta Holdco, Inc. 1 mo. USD LIBOR + 3.250%, 5.49%, 09/26/2021	$447,693

	Aerospace/Defense - 0.1%
357,300	Circor International, Inc. 1 mo. USD LIBOR + 3.500%, 5.64%, 12/11/2024	358,751
575,171	TransDigm, Inc. 1 mo. USD LIBOR + 2.500%, 4.74%, 06/09/2023	577,115

		935,866

	Agriculture - 0.0%
734,165	Pinnacle Operating Corp. 1 mo. USD LIBOR + 7.250%, 9.49%, 11/15/2021(2)	657,078

	Auto Manufacturers - 0.0%
154,225	Navistar International Corp. 1 mo. USD LIBOR + 3.500%, 5.64%, 11/06/2024	154,996

	Auto Parts & Equipment - 0.0%
225,000	Altra Industrial Motion Corp. 1 mo. USD LIBOR + 2.000%, 0.00%, 09/05/2025(12)	225,337

	Biotechnology - 0.1%
225,000	Lifescan Global Corp. 1 mo. USD LIBOR + 6.000%, 0.00%, 09/27/2024(12)	222,329
766,798	Sotera Health Holdings LLC 1 mo. USD LIBOR + 3.000%, 5.24%, 05/15/2022	767,435

		989,764

	Chemicals - 0.1%
722,235	Chemours Co. 1 mo. USD LIBOR + 1.750%, 4.00%, 04/03/2025	722,690
125,000	LTI Holdings, Inc. 1 mo. USD LIBOR + 3.500%, 0.00%, 09/06/2025 (12)	125,469

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

	Starfruit Finco B.V
EUR 100,000	EURIBOR + 3.750%, 0.00%, 09/20/2025(12)	117,020
$ 100,000	1 mo. USD LIBOR + 3.250%, 0.00%, 09/20/2025(12)	100,382
425,419	Univar, Inc. 1 mo. USD LIBOR + 2.250%, 4.49%, 07/01/2024	426,244

		1,491,805

	Coal - 0.0%
704,813	Foresight Energy LLC 3 mo. USD LIBOR + 5.750%, 7.99%, 03/28/2022	703,494
175,175	Peabody Energy Corp. 1 mo. USD LIBOR + 2.750%, 4.99%, 03/31/2025	175,394

		878,888

	Commercial Services - 0.2%
280,000	APX Group, Inc. 1 mo. USD LIBOR + 5.000%, 7.32%, 02/02/2024	278,600
123,750	Ascend Learning LLC 1 mo. USD LIBOR + 3.000%, 5.24%, 07/12/2024	123,788
204,488	Blackhawk Network Holdings, Inc. 1 mo. USD LIBOR + 3.000%, 5.39%, 06/15/2025	205,620
EUR 395,000	Blitz F18-675 GmbH EURIBOR + 3.750%, 3.75%, 07/31/2025	461,798
$ 160,158	Capital Automotive L.P. 1 mo. USD LIBOR + 6.000%, 8.25%, 03/24/2025	163,362
100,000	Energizer Holdings, Inc. 1 mo. USD LIBOR + 2.250%, 0.00%, 06/20/2025(12)	100,313
605,769	Quikrete Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 4.99%, 11/15/2023	606,908
1,017,125	Tempo Acquisition LLC 1 mo. USD LIBOR + 3.000%, 5.24%, 05/01/2024	1,020,573
139,563	Weight Watchers International, Inc. 3 mo. USD LIBOR + 4.750%, 7.05%, 11/29/2024	141,133
520,725	Xerox Business Services LLC 1 mo. USD LIBOR + 2.500%, 4.74%, 12/07/2023	522,516

		3,624,611

	Construction Materials - 0.0%
269,325	Pisces Midco, Inc. 1 mo. USD LIBOR + 3.750%, 6.09%, 04/12/2025	271,682

	Diversified Financial Services - 0.1%
462,950	AlixPartners LLP 3 mo. USD LIBOR + 2.750%, 4.99%, 04/04/2024	464,880
155,000	Cetera Financial Group, Inc. 3 mo. USD LIBOR + 4.250%, 0.00%, 08/15/2025(12)	156,162
223,875	Crown Finance U.S., Inc. 1 mo. USD LIBOR + 2.500%, 4.74%, 02/28/2025	223,515
230,000	Financial & Risk Holdings, Inc. 1 mo. USD LIBOR + 3.750%, 0.00%, 09/17/2025(12)	229,393
EUR 185,208	Nets Holding A/S EURIBOR + 3.000%, 3.00%, 02/06/2025	215,118
$ 280,013	RP Crown Parent LLC 1 mo. USD LIBOR + 2.750%, 4.99%, 10/12/2023	281,121
72,333	SS&C Technologies Holdings Europe S.a.r.l. 1 mo. USD LIBOR + 2.250%, 4.49%, 04/16/2025	72,379

		1,642,568

	Electric - 0.0%
324,604	Seadrill Partners Finco LLC 3 mo. USD LIBOR + 6.000%, 8.39%, 02/21/2021	307,644

	Energy-Alternate Sources - 0.0%
265,000	BCP Renaissance Parent LLC 3 mo. USD LIBOR + 3.500%, 5.84%, 10/31/2024	266,473
99,250	Medallion Midland Acquisition LLC 1 mo. USD LIBOR + 3.250%, 5.49%, 10/30/2024	98,475

		364,948

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

	Engineering & Construction - 0.0%
$ 740,625	Brand Energy & Infrastructure Services, Inc. 3 mo. USD LIBOR + 4.250%, 6.60%, 06/21/2024	$745,039
99,500	Verra Mobility Corp. 1 mo. USD LIBOR + 3.750%, 5.99%, 02/28/2025	99,873

		844,912

	Entertainment - 0.0%
431,743	Scientific Games International, Inc. 2 mo. USD LIBOR + 2.750%, 5.03%, 08/14/2024	430,936
120,000	Wyndham Hotels & Resorts, Inc. 1 mo. USD LIBOR + 1.750%, 3.99%, 05/30/2025	120,325

		551,261

	Food - 0.1%
497,173	Hostess Brands LLC 1 mo. USD LIBOR + 2.250%, 4.49%, 08/03/2022	497,173
780,125	Post Holdings, Inc. 1 mo. USD LIBOR + 2.000%, 4.22%, 05/24/2024	779,985

		1,277,158

	Food Service - 0.0%
100,000	8th Avenue Food & Provisions, Inc. 1 mo. USD LIBOR + 3.750%, 0.00%, 09/20/2025(12)	100,813
111,920	Aramark Services, Inc. 3 mo. USD LIBOR + 1.750%, 4.08%, 03/11/2025	112,199

		213,012

	Healthcare-Products - 0.1%
272,938	Avantor, Inc. 1 mo. USD LIBOR + 4.000%, 6.24%, 11/21/2024	276,137
350,563	Kinetic Concepts, Inc. 3 mo. USD LIBOR + 3.250%, 5.64%, 02/02/2024	352,315
232,650	Parexel International Corp. 1 mo. USD LIBOR + 2.750%, 4.99%, 09/27/2024	230,963
294,000	Revlon Consumer Products Corp. 1 mo. USD LIBOR + 3.500%, 5.81%, 09/07/2023	223,734

		1,083,149

	Healthcare-Services - 0.2%
360,000	CDRH Parent, Inc. 3 mo. USD LIBOR + 4.250%, 6.58%, 07/01/2021	337,950
	DentalCorp Perfect Smile ULC
105,414	1 mo. USD LIBOR + 3.750%, 5.99%, 06/06/2025	106,337
26,403	3 mo. ICE LIBOR + 3.750%, 6.08%, 06/06/2025(13)	26,634
	Envision Healthcare Corp.
275,000	1 mo. USD LIBOR + 3.750%, 0.00%, 09/26/2025(12)	273,281
304,151	1 mo. USD LIBOR + 3.000%, 5.25%, 12/01/2023	303,935
185,315	Gentiva Health Services, Inc. 1 mo. USD LIBOR + 3.750%, 6.00%, 07/02/2025	187,400
310,812	Global Medical Response, Inc. 1 mo. USD LIBOR + 3.250%, 5.38%, 04/28/2022	305,761
EUR 219,450	IQVIA, Inc. EURIBOR + 2.000%, 2.50%, 06/07/2025	255,047
$ 684,868	Jaguar Holding Co. 3 mo. USD LIBOR + 2.500%, 4.74%, 08/18/2022	685,258
471,972	MPH Acquisition Holdings LLC 3 mo. USD LIBOR + 2.750%, 5.14%, 06/07/2023	472,831
232,820	One Call Corp. 1 mo. USD LIBOR + 5.250%, 7.38%, 11/25/2022	220,539
316,659	Syneos Health, Inc. 1 mo. USD LIBOR + 2.000%, 4.24%, 08/01/2024	317,055
514,106	U.S. Renal Care, Inc. 3 mo. USD LIBOR + 4.250%, 6.64%, 12/31/2022(2)(12)	500,395

		3,992,423

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

	Household Products - 0.0%
$ 292,788	Diamond (BC) B.V. 2 mo. USD LIBOR + 3.000%, 5.24%, 09/06/2024	$286,932

	Insurance - 0.2%
	Asurion LLC
896,574	1 mo. USD LIBOR + 3.000%, 5.24%, 08/04/2022	903,621
375,000	1 mo. USD LIBOR + 6.500%, 8.74%, 08/04/2025	385,080
426,562	Evertec Group LLC 1 mo. USD LIBOR + 2.500%, 4.66%, 04/17/2020	426,029
224,438	Hub International Ltd. 2 mo. USD LIBOR + 3.000%, 5.34%, 04/25/2025	224,830
	Sedgwick Claims Management Services, Inc.
544,423	1 mo. USD LIBOR + 2.750%, 4.99%, 03/01/2021	544,510
1,250,000	1 mo. USD LIBOR + 5.750%, 8.01%, 02/28/2022	1,252,350

		3,736,420

	Internet - 0.0%
612,285	Lands’ End, Inc. 1 mo. USD LIBOR + 3.250%, 5.49%, 04/04/2021	598,202

	Leisure Time - 0.1%
441,823	Caesars Resort Collection LLC 1 mo. USD LIBOR + 2.750%, 4.99%, 12/22/2024	444,155
1,120,546	Delta (LUX) S.a.r.l. 1 mo. USD LIBOR + 2.500%, 4.74%, 02/01/2024	1,111,212
754,300	Golden Entertainment, Inc. 1 mo. USD LIBOR + 3.000%, 5.25%, 10/20/2024	756,186
145,000	Penn National Gaming, Inc. 1 mo. USD LIBOR + 2.250%, 0.00%, 08/14/2025(12)	145,725

		2,457,278

	Lodging - 0.0%
250,681	Boyd Gaming Corp. 1 Week USD LIBOR + 2.250%, 4.42%, 09/15/2023	251,850
660,013	Caesars Entertainment Operating Co. 1 mo. USD LIBOR + 2.000%, 4.24%, 10/06/2024	659,603

		911,453

	Machinery-Construction & Mining - 0.0%
270,000	Brookfield WEC Holdings, Inc. 1 mo. USD LIBOR + 3.750%, 5.99%, 08/01/2025	273,240
91,872	Pike Corp. 1 mo. USD LIBOR + 3.500%, 5.75%, 03/23/2025	92,538

		365,778

	Machinery-Diversified - 0.0%
465,458	Gates Global LLC 3 mo. USD LIBOR + 2.750%, 4.99%, 04/01/2024	468,079

	Media - 0.2%
193,538	Altice Financing S.A. 3 mo. USD LIBOR + 2.750%, 4.91%, 01/31/2026	188,941
1,539,948	Charter Communications Operating LLC 1 mo. USD LIBOR + 2.000%, 4.25%, 04/30/2025	1,541,873
EUR 104,475	Crown Finance U.S., Inc. EURIBOR + 2.625%, 2.63%, 02/28/2025	121,415
$ 219,450	CSC Holdings LLC 1 mo. USD LIBOR + 2.500%, 4.66%, 01/25/2026	220,091
268,833	MTN Infrastructure TopCo, Inc. 1 mo. USD LIBOR + 3.000%, 5.24%, 11/15/2024	269,338
699,390	Numericable Group S.A. 3 mo. USD LIBOR + 3.688%, 5.85%, 01/31/2026	690,151
493,273	PSAV Holdings LLC 3 mo. USD LIBOR + 3.250%, 5.57%, 03/01/2025	489,574
159,600	Shutterfly, Inc. 1 mo. USD LIBOR + 2.750%, 5.00%, 08/17/2024	160,131
220,000	Telenet Financing USD LLC 1 mo. USD LIBOR + 2.250%, 4.41%, 08/15/2026	219,003

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

$ 440,000	Unitymedia Finance LLC 1 mo. USD LIBOR + 2.250%, 4.41%, 09/30/2025	$440,330
437,278	UPC Financing Partnership 1 mo. USD LIBOR + 2.500%, 4.66%, 01/15/2026	436,898

		4,777,745

	Metal Fabricate/Hardware - 0.0%
298,561	Rexnord LLC 1 mo. USD LIBOR + 2.000%, 4.24%, 08/21/2024	299,920

	Miscellaneous Manufacturing - 0.1%
EUR 200,000	CTC AcquiCo GmbH EURIBOR + 3.000%, 3.00%, 03/07/2025	231,741
$ 154,735	H.B. Fuller Co. 1 mo. USD LIBOR + 2.000%, 4.17%, 10/20/2024	154,523
529,650	USI, Inc. 3 mo. USD LIBOR + 3.000%, 5.39%, 05/16/2024	529,782

		916,046

	Oil & Gas - 0.1%
90,000	Ascent Resources - Marcellus LLC 1 mo. USD LIBOR + 6.500%, 8.62%, 03/30/2023	90,075
256,750	BCP Raptor LLC 2 mo. USD LIBOR + 4.250%, 6.48%, 06/24/2024	252,578
455,000	California Resources Corp. 1 mo. USD LIBOR + 10.375%, 12.62%, 12/31/2021	504,104
764,040	Fieldwood Energy LLC 1 mo. USD LIBOR + 5.250%, 7.49%, 04/11/2022	767,287
215,000	Grizzly Acquisitions, Inc. 1 mo. USD LIBOR + 3.250%, 0.00%, 09/21/2025(12)	215,537
632,018	PES Holdings LLC 3 mo. USD LIBOR + 3.500%, 4.44%, 12/31/2022	549,855
120,000	Traverse Midstream Partners LLC 3 mo. USD LIBOR + 4.000%, 6.60%, 09/27/2024	120,800

		2,500,236

	Packaging & Containers - 0.1%
1,179,987	Berry Global, Inc. 3 mo. USD LIBOR + 1.750%, 3.94%, 02/08/2020	1,179,987
114,713	Crown Americas LLC 1 Week USD LIBOR + 2.000%, 4.16%, 04/03/2025	115,224
404,875	Flex Acquisition Co., Inc. 3 mo. USD LIBOR + 3.000%, 5.34%, 12/29/2023	404,426
201,413	Proampac PG Borrower LLC 1 mo. USD LIBOR + 3.500%, 5.78%, 11/18/2023	202,017
1,195,076	Reynolds Group Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 4.99%, 02/05/2023	1,200,096

		3,101,750

	Pharmaceuticals - 0.1%
809,750	Endo Luxembourg Finance Co. S.a r.l. 1 mo. USD LIBOR + 4.250%, 6.50%, 04/29/2024	814,641
505,146	Valeant Pharmaceuticals International, Inc. 1 mo. USD LIBOR + 3.000%, 5.10%, 06/01/2025	507,535

		1,322,176

	Real Estate - 0.0%
286,364	VICI Properties LLC 1 mo. USD LIBOR + 2.000%, 4.21%, 12/20/2024	286,722

	Retail - 0.2%
	Albertsons LLC
621,882	1 mo. USD LIBOR + 2.750%, 4.99%, 08/25/2021	622,398
303,835	3 mo. USD LIBOR + 3.000%, 5.38%, 12/21/2022	303,893
984,458	American Builders & Contractors Supply Co., Inc. 1 mo. USD LIBOR + 2.000%, 4.24%, 10/31/2023	981,209
663,300	Bass Pro Group LLC 1 mo. USD LIBOR + 5.000%, 7.24%, 09/25/2024	669,654

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

$ 568,338	Coty, Inc. 1 mo. USD LIBOR + 2.250%, 4.38%, 04/07/2025	$561,591
491,821	Harbor Freight Tools USA, Inc. 1 mo. USD LIBOR + 2.500%, 4.74%, 08/18/2023	491,974
546,834	Neiman Marcus Group Ltd. LLC 1 mo. USD LIBOR + 3.250%, 5.37%, 10/25/2020	507,314
135,000	Rodan & Fields LLC 1 mo. USD LIBOR + 4.000%, 6.16%, 06/06/2025	136,238
388,068	Staples, Inc. 3 mo. USD LIBOR + 4.000%, 6.34%, 09/12/2024	387,827
502,115	U.S. Foods, Inc. 1 mo. USD LIBOR + 2.000%, 4.24%, 06/27/2023	503,812

		5,165,910

	Semiconductors - 0.0%
191,310	Microchip Technology, Inc. 1 mo. USD LIBOR + 2.000%, 4.25%, 05/29/2025	191,350

	Software - 0.4%
517,576	Almonde, Inc. 3 mo. USD LIBOR + 3.500%, 5.89%, 06/13/2024	517,731
213,062	Aristocrat Technologies, Inc. 3 mo. USD LIBOR + 1.750%, 4.10%, 10/19/2024	212,783
731,250	Change Healthcare Holdings LLC 1 mo. USD LIBOR + 2.750%, 4.99%, 03/01/2024	733,422
345,942	Epicor Software Corp. 1 mo. USD LIBOR + 3.250%, 5.50%, 06/01/2022	347,312
2,329,646	First Data Corp. 1 mo. USD LIBOR + 2.000%, 4.21%, 04/26/2024	2,331,300
814,689	Hyland Software, Inc. 1 mo. USD LIBOR + 3.250%, 5.49%, 07/01/2022	819,439
824,056	Infor U.S., Inc. 1 mo. USD LIBOR + 2.750%, 5.14%, 02/01/2022	825,985
140,000	Quest Software U.S. Holdings, Inc. 3 mo. USD LIBOR + 4.250%, 6.57%, 05/16/2025	140,918
150,000	SkillSoft Corp. 3 mo. USD LIBOR + 4.750%, 6.99%, 04/28/2021	142,188
186,346	SS&C Technologies, Inc. 1 mo. USD LIBOR + 2.250%, 4.49%, 04/16/2025(12)	186,464
100,000	Web.com Group, Inc. 1 mo. USD LIBOR + 3.750%, 0.00%, 09/14/2025(12)	100,575
1,647,088	WEX, Inc. 1 mo. USD LIBOR + 2.250%, 4.49%, 06/30/2023	1,651,897

		8,010,014

	Telecommunications - 0.1%
300,000	Level 3 Financing, Inc. 1 mo. USD LIBOR + 2.250%, 4.43%, 02/22/2024	300,792
1,004,700	Sprint Communications, Inc. 1 mo. USD LIBOR + 2.500%, 4.75%, 02/02/2024	1,007,212
662,329	Univision Communications, Inc. 1 mo. USD LIBOR + 2.750%, 4.99%, 03/15/2024	643,618
160,000	Zacapa LLC 1 mo. USD LIBOR + 5.000%, 7.39%, 07/02/2025	160,800
361,056	Zayo Group LLC 1 mo. USD LIBOR + 2.250%, 4.49%, 01/19/2024	362,565

		2,474,987

	Transportation - 0.0%
271,563	Savage Enterprises LLC 1 mo. USD LIBOR + 4.500%, 6.60%, 08/01/2025	275,182

	Total Senior Floating Rate Interests (cost $58,257,965)	$58,100,975

U.S. Government Agencies - 49.2%
	Mortgage-Backed Agencies - 49.2%
	FHLMC - 15.3%
$ 140,971	0.00%, 11/15/2036(14)(15)	$126,946

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

$ 54,437,147	0.31%, 10/25/2020(4)(7)	$169,969
21,098,993	0.74%, 03/25/2027(4)(7)	919,095
2,400,450	1.75%, 10/15/2042	2,238,127
945,246	2.50%, 05/15/2028(7)	73,268
2,976,484	3.00%, 03/15/2028(2)(7)	229,694
2,734,847	3.00%, 08/01/2029	2,708,390
1,330,052	3.00%, 05/15/2032(7)	95,072
961,358	3.00%, 03/15/2033(2)(7)	117,217
17,390,981	3.00%, 04/01/2033	17,141,399
7,730,000	3.00%, 10/01/2033(16)	7,614,685
6,186,227	3.00%, 11/01/2036	6,032,310
3,993,907	3.00%, 01/01/2037	3,894,543
4,225,000	3.00%, 08/15/2043	3,997,533
1,357,826	3.00%, 05/15/2046	1,327,284
9,769,983	3.00%, 11/01/2046	9,366,012
1,787,183	3.00%, 12/01/2046	1,714,367
18,825,634	3.00%, 01/01/2048	18,026,400
5,059,413	3.00%, 02/15/2048	4,960,379
43,902,000	3.00%, 10/01/2048(16)	42,004,687
1,297,000	3.25%, 11/15/2041	1,278,919
1,564,566	3.50%, 06/15/2026(2)(7)	100,348
536,877	3.50%, 09/15/2026(7)	47,759
941,498	3.50%, 03/15/2027(7)	80,792
9,200,000	3.50%, 10/01/2033(16)	9,240,173
5,322,853	3.50%, 08/01/2034	5,341,570
3,444,658	3.50%, 03/15/2041(2)(7)	422,562
1,471,865	3.50%, 06/01/2046	1,451,583
6,354,621	3.50%, 10/01/2047	6,259,031
63,686,564	3.50%, 03/01/2048	62,731,406
449,266	3.50%, 08/01/2048	442,468
4,904,000	3.50%, 10/01/2048(16)	4,826,609
4,582,895	4.00%, 08/01/2025	4,691,303
2,071,334	4.00%, 12/15/2026(2)(7)	175,804
3,580,627	4.00%, 07/15/2027(2)(7)	329,628
1,534,851	4.00%, 03/15/2028(7)	140,211
827,455	4.00%, 06/15/2028(7)	77,104
2,107,074	4.00%, 07/15/2030(7)	227,240
4,229,924	4.00%, 05/01/2042	4,308,872
1,274,077	4.00%, 08/01/2042	1,297,891
1,721,075	4.00%, 09/01/2042	1,751,650
471,760	4.00%, 07/01/2044	480,431
308,994	4.00%, 06/01/2045	312,807
1,681,103	4.00%, 02/01/2046	1,700,536
62,355,000	4.00%, 10/01/2048(16)	62,966,160
888,089	4.50%, 09/01/2044	917,964
11,020,000	4.50%, 10/01/2048(16)	11,373,415
2,671,146	4.75%, 07/15/2039	2,816,091
104,693	5.00%, 03/01/2028	109,933
398,492	5.00%, 03/01/2031	419,438
689,870	5.00%, 05/01/2031	729,268
831,037	5.00%, 09/01/2031	872,778
806,581	5.00%, 11/01/2031	848,418
242,626	5.00%, 07/01/2032	254,945
1,262,121	5.00%, 09/15/2033(7)	247,268
17,365	5.00%, 12/01/2034	18,234
19,240	5.00%, 11/01/2035	20,370
36,263	5.00%, 03/01/2039	38,450
412,782	5.00%, 08/01/2039	438,251
15,794	5.00%, 09/01/2039	16,769
16,152	5.00%, 12/01/2039	17,169
18,497	5.00%, 04/01/2041	19,646
42,701	5.00%, 04/01/2044	45,316
23,477	5.00%, 05/01/2044	24,755
6,250,000	5.00%, 10/01/2048(16)	6,562,012
7	5.50%, 10/01/2018	7
50,015	5.50%, 03/01/2028	53,266

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

$ 92,281	5.50%, 04/01/2033	$99,858
1,027,812	5.50%, 05/01/2034	1,113,786
1,425	5.50%, 11/01/2035	1,542
21,276	5.50%, 05/01/2037	22,950
53,602	5.50%, 11/01/2037	57,821
95,021	5.50%, 02/01/2038	102,438
40,188	5.50%, 04/01/2038	43,344
48,886	5.50%, 06/01/2038	52,687
5,487,808	5.50%, 08/01/2038	5,921,689
545,470	5.50%, 09/01/2038	588,034
10,827	5.50%, 12/01/2039	11,672
141,533	5.50%, 02/01/2040	152,559
460,520	5.50%, 05/01/2040	496,571
461,359	5.50%, 08/01/2040	497,480
1,956,452	5.50%, 06/01/2041	2,109,641
1,502	6.00%, 07/01/2029	1,631
249,053	6.00%, 10/01/2032	275,616
260,265	6.00%, 11/01/2032	283,148
311,932	6.00%, 12/01/2032	345,194
21,267	6.00%, 11/01/2033	23,536
37,000	6.00%, 01/01/2034	40,650
23,191	6.00%, 02/01/2034	25,644
261,638	6.00%, 08/01/2034	289,562
270,072	6.00%, 09/01/2034	298,845
269,737	6.00%, 01/01/2035	293,047
1,977,875	6.00%, 11/01/2037	2,185,158
107	6.50%, 07/01/2031	118
338	6.50%, 08/01/2032	374
955,451	6.50%, 07/15/2036	1,044,353
181,259	6.50%, 12/01/2037	200,522
112	7.50%, 09/01/2029	117
1,131	7.50%, 11/01/2031	1,221

		335,864,805

	FNMA - 23.8%
$ 155,855	0.00%, 03/25/2036(14)(15)	$126,189
1,277,417	0.00%, 06/25/2036(2)(14)(15)	1,069,928
3,913,741	1.49%, 08/25/2044(2)(4)(7)	153,534
4,045,716	1.50%, 04/25/2055(4)(7)	188,145
4,268,693	1.53%, 05/25/2046(2)(4)(7)	194,606
2,993,840	1.68%, 06/25/2055(2)(4)(7)	145,587
2,683,022	1.75%, 12/25/2042	2,497,178
2,089,165	2.00%, 09/25/2039	1,942,115
1,298,189	2.00%, 08/25/2043	1,199,784
988,862	2.50%, 06/25/2028(2)(7)	74,183
245,872	2.50%, 01/01/2043	228,492
4,900,665	2.50%, 02/01/2043	4,559,260
1,933,973	2.50%, 03/01/2043	1,799,204
3,974,512	2.50%, 05/01/2043	3,697,630
2,688,858	2.50%, 06/01/2043	2,499,662
1,865,600	2.50%, 04/01/2045	1,728,017
6,600,000	2.98%, 12/01/2029	6,196,910
2,341,313	3.00%, 02/25/2027(2)(7)	171,668
897,414	3.00%, 09/25/2027(2)(7)	77,593
6,274,133	3.00%, 01/25/2028(2)(7)	519,568
3,967,646	3.00%, 03/01/2037	3,868,823
4,917,274	3.00%, 07/01/2047(17)(18)	4,792,806
7,175,901	3.00%, 09/25/2047	6,993,981
6,358,318	3.00%, 06/25/2048	6,123,055
5,098,000	3.00%, 10/01/2048(16)	4,877,643
4,917,274	3.00%, 10/25/2048	4,792,806
4,000,000	3.02%, 12/01/2029	3,769,368
4,349,000	3.13%, 01/01/2030	4,143,018
4,000,000	3.18%, 12/01/2029	3,822,611
2,975,000	3.19%, 02/25/2030(4)	2,801,671
3,790,000	3.22%, 01/01/2030	3,628,358

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

$ 483,194	3.24%, 12/01/2026	$475,039
290,000	3.29%, 06/01/2029	280,586
1,006,518	3.50%, 05/25/2027(2)(7)	100,838
1,540,430	3.50%, 10/25/2027(2)(7)	147,282
1,700,394	3.50%, 05/25/2030(2)(7)	202,857
515,638	3.50%, 08/25/2030(2)(7)	58,451
1,132,499	3.50%, 02/25/2031(2)(7)	100,267
5,800,000	3.50%, 10/01/2033(16)	5,829,227
986,848	3.50%, 09/25/2035(2)(7)	149,644
2,077,120	3.50%, 10/01/2044	2,053,392
2,403,214	3.50%, 02/01/2045	2,375,193
4,574,408	3.50%, 09/01/2046	4,515,722
2,203,064	3.50%, 10/01/2046	2,174,874
856,592	3.50%, 10/25/2046(2)(7)	198,603
1,562,554	3.50%, 11/01/2046	1,542,721
1,526,523	3.50%, 09/01/2047	1,503,212
5,933,731	3.50%, 11/25/2047	5,901,263
1,120,877	3.50%, 12/01/2047	1,103,935
6,516,781	3.50%, 01/01/2048	6,416,588
1,232,919	3.50%, 02/01/2048	1,215,736
1,630,000	3.50%, 02/25/2048	1,621,314
3,844,076	3.50%, 04/25/2048	3,827,624
244,619,000	3.50%, 10/01/2048(16)	240,712,166
9,941,204	3.50%, 09/01/2057	9,757,913
2,900,000	3.66%, 07/01/2030	2,896,678
1,960,230	3.74%, 06/01/2026	1,986,959
673,081	3.89%, 05/01/2030	684,462
290,656	3.96%, 05/01/2034	296,443
2,186,833	4.00%, 06/01/2025	2,238,460
660,206	4.00%, 10/01/2025	674,117
4,465,682	4.00%, 10/01/2040	4,543,196
2,018,346	4.00%, 11/01/2040	2,053,469
1,481,497	4.00%, 12/01/2040	1,507,290
715,591	4.00%, 02/01/2041	728,487
1,679,576	4.00%, 03/01/2041	1,708,826
737,216	4.00%, 03/25/2042(2)(7)	113,836
765,514	4.00%, 08/01/2042	778,843
1,491,485	4.00%, 09/01/2042	1,517,453
420,666	4.00%, 11/25/2042(2)(7)	64,893
325,790	4.00%, 03/01/2045	329,612
1,349,052	4.00%, 07/01/2045	1,371,538
775,046	4.00%, 05/01/2046	783,466
1,707,734	4.00%, 06/01/2046	1,726,352
1,565,048	4.00%, 04/01/2047	1,589,907
67,880,000	4.00%, 10/01/2048(16)	68,542,889
569,874	4.50%, 04/01/2025	583,891
796,001	4.50%, 07/25/2027(2)(7)	82,048
1,172,362	4.50%, 09/01/2035	1,215,730
4,433,903	4.50%, 08/01/2040	4,616,648
4,042,902	4.50%, 10/01/2040	4,209,167
1,737,671	4.50%, 10/01/2041	1,807,915
1,616,980	4.50%, 09/01/2043	1,683,404
16,645,000	4.50%, 10/01/2048(16)	17,169,807
68,679	5.00%, 01/01/2020	70,752
664,742	5.00%, 06/01/2022	684,803
274,813	5.00%, 06/01/2025	285,085
616,823	5.00%, 04/25/2038	640,402
3,206,234	5.00%, 06/01/2047	3,367,406
429,013	5.46%, 05/25/2042(4)(7)	48,782
6	5.50%, 11/01/2018	6
12,578	5.50%, 08/01/2019	12,617
26,977	5.50%, 09/01/2019	27,073
5,340	5.50%, 10/01/2019	5,359
2,807	5.50%, 01/01/2020	2,825
552	5.50%, 03/01/2020	556
162,767	5.50%, 05/01/2020	164,106

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

$ 149,778	5.50%, 06/01/2022	$153,344
250,017	5.50%, 06/01/2033	270,693
188,697	5.50%, 08/01/2033	202,808
1,205,780	5.50%, 09/01/2033	1,302,565
1,128,833	5.50%, 12/01/2033	1,227,684
887,595	5.50%, 01/01/2034	957,435
4,323,756	5.50%, 11/01/2035	4,670,308
1,280,243	5.50%, 04/01/2036	1,383,218
1,006,775	5.50%, 09/01/2036	1,086,952
95,485	5.50%, 01/01/2037	102,860
692,436	5.50%, 04/25/2037	746,443
2,760,746	5.50%, 06/25/2042(2)(7)	620,189
2,376	6.00%, 03/01/2022	2,387
425,624	6.00%, 12/01/2032	463,481
387,422	6.00%, 01/01/2033	425,188
75,914	6.00%, 02/01/2033	81,948
559,532	6.00%, 03/01/2033	612,840
1,195,508	6.00%, 02/01/2037	1,315,732
2,829,045	6.00%, 01/25/2042(2)(7)	523,872
1,890,874	6.00%, 09/25/2047(2)(7)	446,955
1,308	6.50%, 05/01/2031	1,434
1,098	6.50%, 09/01/2031	1,211
1,652	6.50%, 07/01/2032	1,846
1,486	7.00%, 07/01/2029	1,663
93	7.00%, 12/01/2030	94
678	7.00%, 02/01/2032	701
246	7.00%, 03/01/2032	276
1,918	7.00%, 09/01/2032	1,999
1,880	7.50%, 10/01/2022	1,997
1,743	7.50%, 06/01/2027	1,930
2,172	7.50%, 10/01/2029	2,206
14,342	7.50%, 03/01/2030	15,585
8,366	7.50%, 04/01/2030	8,747
1,102	7.50%, 06/01/2030	1,226
1,992	7.50%, 07/01/2030	2,205
472	7.50%, 08/01/2030	512
5,620	7.50%, 10/01/2030	5,665
7,688	7.50%, 01/01/2031	7,812
25,667	7.50%, 05/01/2031	28,841
7,490	7.50%, 06/01/2031	7,673
1,732	7.50%, 08/01/2031	1,896
38,852	7.50%, 09/01/2031	40,100
284	7.50%, 05/01/2032	320

		520,496,239

	GNMA - 10.1%
$ 485,217	1.75%, 09/20/2043	$454,405
2,058,489	2.50%, 12/16/2039	1,982,883
1,127,107	3.00%, 09/20/2028(7)	96,804
645,891	3.00%, 02/16/2043(7)	101,155
7,504,740	3.00%, 03/15/2045	7,276,491
379,748	3.00%, 04/15/2045	368,199
4,612,597	3.00%, 07/15/2045	4,472,310
117,215	3.00%, 08/15/2045	113,650
461,772	3.00%, 03/20/2047(19)	388,892
1,290,013	3.00%, 07/16/2047	1,173,117
20,665,000	3.00%, 10/01/2048(16)	20,012,761
485,762	3.50%, 02/16/2027(7)	43,322
1,191,013	3.50%, 03/20/2027(7)	116,982
1,053,228	3.50%, 07/20/2040(7)	115,944
1,552,885	3.50%, 02/20/2041(7)	183,351
2,613,533	3.50%, 04/20/2042(7)	331,718
3,916,432	3.50%, 10/20/2042(7)	722,822
424,129	3.50%, 11/15/2042	424,186
12,292	3.50%, 12/15/2042	12,278
294,275	3.50%, 02/15/2043	293,951

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

$ 14,543	3.50%, 03/15/2043	$14,527
1,912,398	3.50%, 04/15/2043	1,910,293
4,831,887	3.50%, 05/15/2043	4,823,022
284,872	3.50%, 05/20/2043(2)(7)	50,762
2,293,822	3.50%, 07/20/2043(2)(7)	359,357
2,358,000	3.50%, 01/20/2046	2,235,990
2,481,984	3.50%, 08/20/2047	2,469,820
62,781,000	3.50%, 10/01/2048(16)	62,425,402
360,455	4.00%, 12/16/2026(7)	36,013
4,885,892	4.00%, 05/20/2029(7)	491,116
5,538,560	4.00%, 07/20/2040	5,684,362
6,511,581	4.00%, 09/20/2040	6,682,669
9,777,754	4.00%, 10/20/2040	10,031,728
1,588,005	4.00%, 12/20/2040	1,627,673
511,469	4.00%, 05/16/2042(2)(7)	71,678
734,592	4.00%, 03/20/2043(7)	158,758
331,265	4.00%, 01/20/2044(2)(7)	77,897
2,586,104	4.00%, 03/20/2047(7)	475,288
3,982,753	4.00%, 07/20/2047(7)	719,676
1,206,634	4.00%, 11/20/2047	1,234,887
5,314,926	4.00%, 03/20/2048	5,422,435
5,700,000	4.00%, 10/01/2048(16)	5,796,856
276,809	4.50%, 11/15/2039	288,866
2,149,314	4.50%, 05/15/2040	2,259,553
6,518,612	4.50%, 05/20/2040	6,832,660
403,000	4.50%, 07/15/2041	422,040
1,241,250	4.50%, 04/20/2045(2)(7)	303,166
607,233	4.50%, 01/20/2046	636,065
9,280,399	4.50%, 08/20/2048	9,600,272
8,654,215	4.50%, 09/20/2048	8,952,505
3,265,000	4.50%, 10/01/2048(16)	3,374,065
3,087,980	5.00%, 02/16/2040(7)	738,144
704,947	5.00%, 05/20/2040	752,812
1,702,670	5.00%, 06/15/2041	1,808,436
2,173,461	5.00%, 10/16/2041(2)(7)	328,076
2,647,375	5.00%, 03/15/2044	2,811,280
759,945	5.00%, 01/16/2047(7)	167,415
15,655,000	5.00%, 10/01/2048(16)	16,333,508
552,833	5.50%, 03/15/2033	607,241
740,950	5.50%, 04/15/2033	803,825
895,611	5.50%, 05/15/2033	995,276
1,227,559	5.50%, 10/20/2034	1,322,293
2,628,046	5.50%, 03/20/2039(2)(7)	600,850
2,307,413	5.50%, 02/16/2047(7)	521,752
1,383,333	5.50%, 02/20/2047(7)	306,127
1,647	6.00%, 12/15/2023	1,779
1,091	6.00%, 01/15/2029	1,179
1,378	6.00%, 04/15/2029	1,504
46,561	6.00%, 12/15/2031	50,320
961	6.00%, 10/15/2032	1,053
26,002	6.00%, 06/15/2033	28,419
2,453	6.00%, 03/15/2034	2,672
59,863	6.00%, 08/15/2034	65,417
80,208	6.00%, 09/15/2034	87,286
45,596	6.00%, 02/15/2035	49,820
291,602	6.00%, 12/15/2035	316,451
26,936	6.00%, 02/15/2036	29,102
190,158	6.00%, 03/15/2036	206,835
31,999	6.00%, 04/15/2036	34,572
122,094	6.00%, 05/15/2036	132,052
262,432	6.00%, 06/15/2036	286,058
67,536	6.00%, 07/15/2036	73,006
28,203	6.00%, 08/15/2036	30,475
181,554	6.00%, 02/15/2037	197,831
639	6.00%, 05/15/2037	696
407,047	6.00%, 06/15/2037	443,673

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

$ 293,466	6.00%, 07/15/2037	$317,069
84,326	6.00%, 08/15/2037	91,886
100,495	6.00%, 10/15/2037	108,577
78,223	6.00%, 11/15/2037	84,514
99,706	6.00%, 12/15/2037	109,349
179,478	6.00%, 01/15/2038	195,109
13,569	6.00%, 02/15/2038	14,660
34,993	6.00%, 05/15/2038	37,818
9,311	6.00%, 06/15/2038	10,064
39,324	6.00%, 08/15/2038	42,528
97,095	6.00%, 09/15/2038	104,941
152,010	6.00%, 10/15/2038	166,653
278,995	6.00%, 11/15/2038	301,434
121,117	6.00%, 12/15/2038	130,858
1,842	6.00%, 01/15/2039	1,990
41,360	6.00%, 08/15/2039	44,686
75,322	6.00%, 11/15/2039	81,380
26,840	6.00%, 02/15/2040	28,999
932,792	6.00%, 06/15/2040	1,007,813
173,933	6.00%, 07/15/2040	187,922
2,047,130	6.00%, 09/20/2040(7)	488,814
967,446	6.00%, 06/15/2041	1,047,099
2,024,099	6.00%, 02/20/2046(7)	469,806
23,606	6.50%, 06/15/2028	25,898
502	6.50%, 07/15/2028	551
2,097	6.50%, 08/15/2028	2,300
17,050	6.50%, 09/15/2028	18,706
1,476	6.50%, 10/15/2028	1,620
3,103	6.50%, 11/15/2028	3,405
5,010	6.50%, 12/15/2028	5,496
7,422	6.50%, 01/15/2029	8,143
23,765	6.50%, 02/15/2029	26,071
218,238	6.50%, 03/15/2029	239,430
34,602	6.50%, 04/15/2029	37,962
25,635	6.50%, 05/15/2029	28,125
172,306	6.50%, 06/15/2029	189,037
7,727	6.50%, 07/15/2029	8,477
227	6.50%, 03/15/2031	249
215,910	6.50%, 04/15/2031	236,877
50,944	6.50%, 05/15/2031	56,363
8,690	6.50%, 06/15/2031	9,649
186,145	6.50%, 07/15/2031	204,222
100,012	6.50%, 08/15/2031	109,723
132,890	6.50%, 09/15/2031	145,796
152,891	6.50%, 10/15/2031	167,737
323,592	6.50%, 11/15/2031	355,016
67,756	6.50%, 12/15/2031	74,337
283,371	6.50%, 01/15/2032	310,941
59,492	6.50%, 02/15/2032	66,313
44,957	6.50%, 03/15/2032	49,323
225,750	6.50%, 04/15/2032	248,614
727	6.50%, 05/15/2032	797
36,848	6.50%, 06/15/2032	40,426
5,734	7.00%, 06/20/2030	6,138
685	7.00%, 02/15/2031	734
193	7.00%, 06/15/2031	201
183	7.00%, 08/15/2031	201
668	8.50%, 11/15/2024	670

		222,045,374

		1,078,406,418

	Total U.S. Government Agencies (cost $1,088,790,563)	$1,078,406,418

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

U.S. Government Securities - 10.4%
	U.S. Treasury Securities - 10.4%
	U.S. Treasury Bonds - 1.5%
$ 5,119,000	2.50%, 02/15/2046(20)	$4,467,527
13,709,000	2.88%, 11/15/2046(20)	12,892,886
1,095,000	3.00%, 05/15/2045(20)	1,056,589
6,430,000	3.00%, 02/15/2048	6,188,122
8,990,000	3.13%, 08/15/2044(20)(21)	8,877,274

		33,482,398

	U.S. Treasury Notes - 8.9%
66,556,071	0.38%, 07/15/2027(20)(22)	63,581,847
13,654,968	0.63%, 01/15/2026(22)	13,358,754
29,020,000	1.88%, 11/30/2021	28,134,663
89,815,000	2.88%, 05/31/2025	89,071,220

		194,146,484

		227,628,882

	Total U.S. Government Securities (cost $233,883,386)	$227,628,882

Common Stocks - 0.0%
	Energy - 0.0%
64,657	Ascent Resources - Marcellus LLC Class A(2)(17)(18)	203,670
30,559	Philadelphia Energy Solutions Class A(2)	244,472
14,557	Templar Energy LLC Class A(2)	10,918

		459,060

	Total Common Stocks (cost $593,434)	$459,060

Preferred Stocks - 0.1%
	Banks - 0.1%
2,242	U.S. Bancorp Series A 3 mo. USD LIBOR + 1.020%, 3.50%(2)(3)(9)	2,065,992

	Total Preferred Stocks (cost $1,591,820)	$2,065,992

Warrants - 0.0%
	Energy - 0.0%
16,740	Ascent Resources - Marcellus LLC Expires 3/30/23*(2)(17)(18)	1,339

	Total Warrants (cost $1,339)	$1,339

Escrows - 0.0%
	Energy-Alternate Sources - 0.0%
800,000	TCEH Corp.*(2)(17)(18)	1

	Total Escrows (cost $—)	$1

	Total Long-Term Investments (cost $2,783,677,532)	$2,741,379,191

Short-Term Investments - 3.3%
	Other Investment Pools & Funds - 2.8%
60,304,323	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.04%(23)	60,304,323

	Securities Lending Collateral - 0.5%
524,843	Citibank NA DDCA, 2.17%, 10/1/2018(23)	524,843
3,684,755	Goldman Sachs Financial Square Funds, Government Institutional Fund, 2.02%(23)	3,684,755
2,893,499	Invesco Government & Agency Portfolio, 1.97%(23)	2,893,499
2,894,028	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.04%(23)	2,894,028
499,735	Western Asset Institutional Government Class A Fund, 1.99%(23)	499,735

		10,496,860

	Total Short-Term Investments (cost $70,801,183)	$70,801,183

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

Total Investments Excluding Purchased Options (cost $2,854,478,715)	128.4%	$2,812,180,374
Total Purchased Options (cost $6,568,490)	0.2%	$6,277,927

Total Investments (cost $2,861,047,205)	128.6%	$2,818,458,301
Other Assets and Liabilities	(28.6)%	(627,627,367)

Total Net Assets	100.0%	$2,190,830,934

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)

Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At September 30, 2018, the aggregate value of these securities was $746,824,849, which represented 34.1% of total net assets.

(2)

This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At September 30, 2018, the aggregate value of these securities was $69,207,562 which represented 3.2% of total net assets.

(3)	Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2018.
(4)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(6)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $6,065,000 at September 30, 2018.
(7)	Securities disclosed are interest-only strips.
(8)	Represents entire or partial securities on loan. See Note 2 for securities lending information.
(9)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(10)

These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At September 30, 2018, the aggregate value of these securities was $31,215,161, which represented 1.4% of total net assets.

(11)

Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of September 30, 2018.

(12)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(13)

This security, or a portion of this security, has unfunded loan commitments. As of September 30, 2018, the aggregate value of the unfunded commitment was $26,634, which rounds to zero percent of total net assets.

(14)	Securities disclosed are principal-only strips.
(15)	Security is a zero-coupon bond.
(16)	Represents or includes a TBA transaction.
(17)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At September 30, 2018, the aggregate fair value of these securities was $4,997,816, which represented 0.2% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(18)	Investment valued using significant unobservable inputs.

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

(19)	These securities pay no principal or interest during their initial accrual period, but accrue additional principal at a specified coupon rate.
(20)	This security, or a portion of this security, has been pledged as collateral in connection with OTC swap contracts.
(21)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.
(22)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(23)	Current yield as of period end.

OTC Swaption Contracts Outstanding at September 30, 2018

Description	Counter- party	Exercise Price/FX Rate/ Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount	Number of Contracts	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaption contracts:
Calls
3 Month USD-LIBOR- BBA-Interest Rate Swap Expiring 07/20/48^	CITI	2.91%	Pay	07/18/28	USD 3,200,000	3,200,000	$298,944	$374,080	$(75,136)
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 08/04/57 ^	JPM	2.45%	Pay	08/02/27	USD 2,800,000	2,800,000	242,592	327,600	(85,008)
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 08/04/57 ^	BCLY	2.45%	Receive	08/02/27	USD 11,200,000	11,200,000	970,368	1,614,914	(644,546)

Total Calls						17,200,000	$1,511,904	$2,316,594	$(804,690)

Puts
3 Month USD-LIBOR- BBA-Interest Rate Swap Expiring 02/28/19 ^	BCLY	2.45%	Pay	08/02/27	USD 11,200,000	11,200,000	$2,350,880	$2,205,406	$145,474
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 06/03/29 ^	BOA	3.20%	Receive	05/30/19	USD 37,670,000	37,670,000	559,023	245,690	313,333
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 06/03/29 ^	DEUT	3.20%	Receive	05/30/19	USD 58,000,000	58,000,000	860,720	864,200	(3,480)
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 07/20/48 ^	CITI	2.91%	Receive	07/18/28	USD 3,200,000	3,200,000	407,680	374,080	33,600
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 08/04/57 ^	JPM	2.45%	Receive	08/02/27	USD 2,800,000	2,800,000	587,720	562,520	25,200

Total Puts						112,870,000	$4,766,023	$4,251,896	$514,127

Total purchased swaption contracts						130,070,000	$6,277,927	$6,568,490	$(290,563)

^See footnote 2 for illiquid securities following the schedule of investments.

Exchange-Traded Options Contracts Outstanding at September 30, 2018

Description	Exercise Price/ FX Rate/ Rate	Expiration Date	Number of Contracts	Notional Amount		Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Written option contracts:
Calls
U.S. Treasury 10-Year Future Option	119.50 USD	11/23/18	(5)	USD	(5,000)	$(1,641)	$(4,293)	$2,652

Puts
U.S. Treasury 10-Year Future Option	119.50 USD	11/23/18	(5)	USD	(5,000)	$(5,234)	$(3,511)	$(1,723)

Total written option contracts					(10,000)	$(6,875)	$(7,804)	$929

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

Futures Contracts Outstanding at September 30, 2018

Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Canadian Government 10-Year Bond Future	263	12/18/2018	$27,003,492	$(22,779)
Long Gilt Future	175	12/27/2018	27,585,816	26,204
U.S. Treasury 2-Year Note Future	636	12/31/2018	134,027,063	10,079
U.S. Treasury 5-Year Note Future	2,055	12/31/2018	231,139,337	(1,456,756)
U.S. Treasury Ultra Bond Future	914	12/19/2018	141,013,062	(4,099,337)

Total				$(5,542,589)

Short position contracts:
U.S. Treasury 10-Year Note Future	492	12/19/2018	$58,440,375	$573,153
U.S. Treasury 10-Year Ultra Future	614	12/19/2018	77,364,000	1,063,057
U.S. Treasury Long Bond Future	2	12/19/2018	281,000	(1,379)

Total				$1,634,831

Total futures contracts				$(3,907,758)

TBA Sale Commitments Outstanding at September 30, 2018

Description	Principal Amount	Maturity Date	Market Value †	Unrealized Appreciation/ (Depreciation)
FHLMC, 5.50%	$5,100,000	10/01/2048	$(5,434,289)	$(5,180)
FNMA, 2.50%	23,625,000	10/01/2033	(22,792,913)	75,118
FNMA, 3.00%	51,998,000	10/01/2033	(51,352,949)	62,825
FNMA, 3.00%	27,700,000	10/01/2048	(26,502,687)	(101,126)
FNMA, 3.50%	7,625,000	10/01/2033	(7,663,423)	18,862
FNMA, 4.00%	3,200,000	10/01/2033	(3,263,875)	4,625
FNMA, 5.50%	13,400,000	10/01/2048	(14,299,266)	28,265
FNMA, 6.00%	3,300,000	10/01/2048	(3,564,902)	6,832
GNMA, 4.00%	33,209,000	10/01/2048	(33,773,294)	92,906

Total (proceeds receivable $168,830,725)			$(168,647,598)	$183,127

At September 30, 2018, the aggregate market value of TBA Sale Commitments represents (7.7)% of total net assets.

OTC Credit Default Swap Contracts Outstanding at September 30, 2018

Reference Entity	Counter- party	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
Buy protection:
ABX.HE.AAA.07	GSC	USD	1,459,153	(0.09%)	08/25/37	Monthly	$307,516	$—	$69,287	$(238,229)
ABX.HE.AAA.07	CSI	USD	3,571,436	(0.09%)	08/25/37	Monthly	865,441	—	169,643	(695,798)
ABX.HE.PENAAA.06	MSC	USD	754,193	(0.11%)	05/25/46	Monthly	81,507	—	40,524	(40,983)
ABX.HE.PENAAA.06	JPM	USD	1,721,763	(0.11%)	05/25/46	Monthly	185,631	—	92,506	(93,125)
ABX.HE.PENAAA.06	GSC	USD	706,726	(0.11%)	05/25/46	Monthly	174,597	—	37,973	(136,624)

Total							$1,614,692	$—	$409,933	$(1,204,759)

Sell protection:
ABX.HE.AAA.07	MSC	USD	1,459,153	0.09%	08/25/37	Monthly	$13,795	$—	$(69,283)	$(83,078)
ABX.HE.AAA.07	MSC	USD	3,546,913	0.09%	08/25/37	Monthly	33,732	—	(168,415)	(202,147)
ABX.HE.PENAAA.06	BCLY	USD	3,182,687	0.11%	05/25/46	Monthly	—	(83,137)	(171,007)	(87,870)
CMBX.NA.BB.6	CSI	USD	1,825,000	5.00%	05/11/63	Monthly	—	(358,616)	(380,032)	(21,416)
CMBX.NA.BB.6	MSC	USD	1,065,000	5.00%	05/11/63	Monthly	—	(189,672)	(221,477)	(31,805)
CMBX.NA.BB.6	CSI	USD	3,270,000	5.00%	05/11/63	Monthly	—	(665,774)	(702,098)	(36,324)
CMBX.NA.BB.6	CSI	USD	965,000	5.00%	05/11/63	Monthly	—	(138,750)	(200,948)	(62,198)
CMBX.NA.BB.6	CSI	USD	2,671,000	5.00%	05/11/63	Monthly	—	(475,665)	(555,458)	(79,793)
CMBX.NA.BB.6	CSI	USD	2,795,000	5.00%	05/11/63	Monthly	—	(497,748)	(581,246)	(83,498)

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

CMBX.NA.BB.6	CSI	USD	2,795,000	5.00%	05/11/63	Monthly	$—	$(497,748)	$(581,246)	$(83,498)
CMBX.NA.BB.6	CSI	USD	2,800,000	5.00%	05/11/63	Monthly	—	(498,638)	(582,285)	(83,647)
CMBX.NA.BB.6	GSC	USD	2,855,000	5.00%	05/11/63	Monthly	—	(302,305)	(593,722)	(291,417)
CMBX.NA.BB.8	MSC	USD	5,083,000	5.00%	10/17/57	Monthly	—	(1,371,608)	(912,399)	459,209
CMBX.NA.BB.8	CSI	USD	2,507,000	5.00%	10/17/57	Monthly	—	(676,449)	(450,006)	226,443
CMBX.NA.BB.8	GSC	USD	3,445,000	5.00%	10/17/57	Monthly	—	(832,304)	(619,334)	212,970
CMBX.NA.BB.8	DEUT	USD	1,455,000	5.00%	10/17/57	Monthly	—	(353,085)	(261,577)	91,508
CMBX.NA.BB.8	GSC	USD	240,000	5.00%	10/17/57	Monthly	—	(26,855)	(43,080)	(16,225)
CMBX.NA.BBB-.6	MSC	USD	465,000	3.00%	05/11/63	Monthly	—	(39,656)	(54,606)	(14,950)
CMBX.NA.BBB-.6	MSC	USD	4,245,000	3.00%	05/11/63	Monthly	—	(623,456)	(498,496)	124,960
CMBX.NA.BBB-.6	CSI	USD	920,000	3.00%	05/11/63	Monthly	—	(127,462)	(108,190)	19,272
CMBX.NA.BBB-.6	DEUT	USD	485,000	3.00%	05/11/63	Monthly	—	(71,985)	(56,954)	15,031
CMBX.NA.BBB-.6	GSC	USD	2,725,000	3.00%	05/11/63	Monthly	—	(300,456)	(320,227)	(19,771)

Total							$47,527	$(8,131,369)	$(8,132,086)	$(48,244)

Total traded indices							$1,662,219	$(8,131,369)	$(7,722,153)	$(1,253,003)

Total OTC contracts							$1,662,219	$(8,131,369)	$(7,722,153)	$(1,253,003)

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Credit Default Swap Contracts Outstanding at September 30, 2018
Reference Entity		Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.30	USD	6,755,000	(1.00%)	12/20/23	Quarterly	$(325,907)	$(279,070)	$46,837
CDX.NA.HY.30	USD	46,098,000	(5.00%)	06/20/23	Quarterly	2,987,111	3,568,031	580,920
ITRAXX.EUR.30	EUR	22,730,000	(1.00%)	12/20/23	Quarterly	437,154	430,667	(6,487)

Total						$3,098,358	$3,719,628	$621,270

Credit default swaps on indices:
Sell protection:
CDX.NA.IG.30	USD	13,530,000	1.00%	06/20/23	Quarterly	$258,781	$269,522	$10,741

Total						$3,357,139	$3,989,150	$632,011

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at September 30, 2018
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
12 Mo. Federal Funds Rate	1.63% Fixed	USD	13,700,000	11/14/26	Annual	$—	$—	$1,141,893	$1,141,893
12 Mo. Federal Funds Rate	2.50% Fixed	USD	16,600,000	03/01/28	Annual	51,885	—	318,368	266,483
3 Mo. USD LIBOR	2.00% Fixed	USD	17,550,000	03/21/23	Semi-Annual	89,961	—	769,093	679,132
3 Mo. USD LIBOR	3.00% Fixed	USD	15,511,000	04/30/25	Semi-Annual	78,631	—	62,524	(16,107)
3 Mo. USD LIBOR	3.00% Fixed	USD	13,187,000	06/18/28	Semi-Annual	—	—	4,032	4,032
3 Mo. USD LIBOR	2.25% Fixed	USD	103,083,000	06/20/28	Semi-Annual	5,445,337	—	6,910,160	1,464,823
3 Mo. USD LIBOR	3.19% Fixed	USD	3,555,000	02/15/44	Semi-Annual	—	—	(21,564)	(21,564)
3 Mo. USD LIBOR	2.75% Fixed	USD	22,395,000	12/20/47	Semi-Annual	—	(489,757)	1,518,050	2,007,807

Total						$5,665,814	$(489,757)	$10,702,556	$5,526,499

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

OTC Total Return Swap Contracts Outstanding at September 30, 2018
Reference Entity	Counter- party	Notional Amount	Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
iBoxx USD liquid High Yield	MSC	USD 22,115,000	(1.00%)	12/20/18	Quarterly	$11,088	$—	$(754,380)	$(765,468)

Foreign Currency Contracts Outstanding at September 30, 2018
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
60,490,000	EGP	3,172,829	USD	MSC	04/22/19	$ 10,423	$ —
15,187,488	USD	12,890,000	EUR	HSBC	10/31/18	185,326	—
2,068,343	USD	1,773,000	EUR	SSG	12/19/18	—	(4,345)
Total						$ 195,749	$ (4,345)

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BOA	Banc of America Securities LLC
CITI	Citigroup Global Markets, Inc.
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
SSG	State Street Global Markets LLC

Currency Abbreviations:
ARS	Argentine Peso
EGP	Egyptian Pound
EUR	Euro
USD	United States Dollar

Index Abbreviations:
ABX.HE	Markit Asset Backed Security Home Equity
ABX.HE.PEN	Markit Asset Backed Security Home Equity Penultimate
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CMBX.NA	Markit Commercial Mortgage Backed North American
CMT	Constant Maturity Treasury Index
ICE	Intercontinental Exchange, Inc.
ITRAXX.EUR	Markit iTraxx - Europe
MTA	Monthly Treasury Average Index
iBoxx	Markit iBoxx Indices - Euro, Sterling, Asian, US Dollar and European High-Yield Bond Markets

Other Abbreviations:
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
DDCA	Dollars on Deposit in Custody Account
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
OTC	Over-the-Counter
TBA	To Be Announced

Municipal Abbreviations:
GO	General Obligation

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities	$732,549,056	$—	$732,549,056	$—
Corporate Bonds	597,634,960	—	597,634,960	—
Foreign Government Obligations	25,461,423	—	25,461,423	—
Municipal Bonds	19,071,085	—	19,071,085	—
Senior Floating Rate Interests	58,100,975	—	58,100,975	—
U.S. Government Agencies	1,078,406,418	—	1,073,613,612	4,792,806
U.S. Government Securities	227,628,882	—	227,628,882	—
Common Stocks
Energy	459,060	244,472	10,918	203,670
Preferred Stocks	2,065,992	2,065,992	—	—
Warrants	1,339	—	—	1,339
Escrows	1	—	—	1
Short-Term Investments	70,801,183	70,801,183	—	—
Purchased Options	6,277,927	—	6,277,927	—
Foreign Currency Contracts(2)	195,749	—	195,749	—
Futures Contracts(2)	1,672,493	1,672,493	—	—
Swaps - Credit Default(2)	1,787,891	—	1,787,891	—
Swaps - Interest Rate(2)	5,564,170	—	5,564,170	—

Total	$2,827,678,604	$74,784,140	$2,747,896,648	$4,997,816

Liabilities
Foreign Currency Contracts(2)	$(4,345)	$—	$(4,345)	$—
Futures Contracts(2)	(5,580,251)	(5,580,251)	—	—
Swaps - Credit Default(2)	(2,408,883)	—	(2,408,883)	—
Swaps - Interest Rate(2)	(37,671)	—	(37,671)	—
Swaps - Total Return(2)	(765,468)	—	(765,468)	—
TBA Sale Commitments	(168,647,598)	—	(168,647,598)	—
Written Options	(6,875)	(6,875)	—	—

Total	$(177,451,091)	$(5,587,126)	$(171,863,965)	$—

(1) For the period ended September 30, 2018, there were no transfers between any levels.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2018 is not presented.

Hartford Ultrashort Bond HLS Fund
Schedule of Investments September 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage Backed Securities - 30.9%
	Asset-Backed - Automobile - 18.0%
	Ally Auto Receivables Trust
$ 859,726	1.53%, 03/16/2020	$858,357
1,310,000	2.72%, 05/17/2021	1,309,483
	American Credit Acceptance Receivables Trust
490,012	2.72%, 03/10/2021(1)	489,817
990,000	2.92%, 08/12/2021(1)	990,000
1,771,539	2.94%, 01/10/2022(1)	1,771,888
	AmeriCredit Automobile Receivables Trust
299,972	1.46%, 05/10/2021	298,723
49,544	1.51%, 05/18/2020	49,506
240,142	1.65%, 09/18/2020	239,634
362,417	1.69%, 12/18/2020	361,188
1,160,000	2.71%, 07/19/2021	1,158,785
1,535,000	2.86%, 11/18/2021	1,533,869
	ARI Fleet Lease Trust
973,002	1.91%, 04/15/2026(1)	966,848
1,019,000	2.54%, 10/15/2019(1)	1,019,000
240,000	2.55%, 10/15/2026(1)	238,895
565,000	BMW Floorplan Master Owner Trust 1 mo. USD LIBOR + 0.320%, 2.48%, 05/15/2023(1)(2)	565,729
178,823	BMW Vehicle Lease Trust 1.64%, 07/22/2019	178,641
	Canadian Pacer Auto Receivables Trust
320,000	2.05%, 03/19/2021(1)	317,659
1,354,398	2.70%, 08/19/2020(1)	1,353,801
335,000	Capital Auto Receivables Asset Trust 2.02%, 08/20/2021(1)	332,139
	CarMax Auto Owner Trust
1,856,126	1.40%, 08/15/2021	1,835,774
114,309	1.54%, 02/18/2020	114,237
1,286,441	1.56%, 11/16/2020	1,281,506
1,849,249	2.23%, 05/17/2021	1,842,497
2,190,000	2.88%, 10/15/2021	2,188,489
	Chesapeake Funding LLC
1,002,402	1.91%, 08/15/2029(1)	991,787
1,373,332	2.12%, 11/15/2029(1)	1,356,924
1,500,000	1 mo. USD LIBOR + 0.370%, 2.53%, 08/15/2030(1)(2)	1,501,120
533,503	1 mo. USD LIBOR + 0.450%, 2.61%, 05/15/2029(1)(2)	534,603
930,000	3.04%, 04/15/2030(1)	927,667
520,070	1 mo. USD LIBOR + 1.150%, 3.31%, 03/15/2028(1)(2)	521,730
	CPS Auto Receivables Trust
70,677	1.78%, 09/15/2020(1)	70,506
286,804	1.87%, 03/15/2021(1)	285,701
351,954	2.16%, 05/17/2021(1)	350,727
952,171	CPS Auto Trust 2.87%, 09/15/2021(1)	951,677
	Drive Auto Receivables Trust
575,000	2.75%, 10/15/2020	574,968
560,000	3.01%, 11/15/2021	559,610
725,000	3.04%, 11/15/2021	725,009
631,182	DT Auto Owner Trust 2.84%, 09/15/2021(1)	630,854
	Enterprise Fleet Financing LLC
1,046,173	1.74%, 02/22/2022(1)	1,042,675
664,182	1.97%, 01/20/2023(1)	659,592
915,014	2.13%, 05/22/2023(1)	906,923
1,465,000	3.14%, 02/20/2024(1)	1,464,357
	Exeter Automobile Receivables Trust
347,622	2.21%, 05/17/2021(1)	346,861
1,277,668	2.90%, 01/18/2022(1)	1,276,928
194,733	Fifth Third Auto Trust 1.42%, 03/16/2020	194,447
	First Investors Auto Owner Trust

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

$ 142,321	1.69%, 04/15/2021(1)	$141,938
196,201	1.86%, 10/15/2021(1)	195,444
654,232	2.84%, 05/16/2022(1)	653,274
	Flagship Credit Auto Trust
362,646	1.85%, 07/15/2021(1)	360,809
1,495,827	1.88%, 10/15/2021(1)	1,485,872
973,343	3.07%, 02/15/2023(1)	972,309
	Ford Credit Auto Lease Trust
172,309	1.56%, 11/15/2019	172,159
1,430,000	2.71%, 12/15/2020	1,428,964
1,850,000	2.93%, 04/15/2021	1,849,892
	Ford Credit Auto Owner Trust
1,000,000	2.12%, 07/15/2026(1)	988,328
1,500,000	2.26%, 11/15/2025(1)	1,495,090
	GM Financial Automobile Leasing Trust
340,744	1.61%, 12/20/2019	339,881
92,324	1.67%, 09/20/2019	92,250
562,639	2.39%, 04/20/2020	561,296
2,410,000	2.83%, 07/20/2020	2,409,979
965,000	2.89%, 09/21/2020	964,942
	GM Financial Consumer Automobile
102,983	1.51%, 03/16/2020(1)	102,836
120,147	1 mo. USD LIBOR + 0.120%, 2.28%, 03/16/2020(1)(2)	120,132
	GM Financial Consumer Automobile Receivables Trust
628,916	1.71%, 09/16/2020(1)	626,713
2,317,529	2.08%, 01/19/2021	2,309,386
2,500,000	2.74%, 07/16/2021	2,498,950
60,205	Harley-Davidson Motorcycle Trust 1.41%, 06/15/2020	60,174
1,330,000	Honda Auto Receivables Owner Trust 2.67%, 12/21/2020	1,328,833
	Hyundai Auto Lease Securitization Trust
129,206	1.52%, 10/15/2019(1)	129,146
3,290,000	1.88%, 08/17/2020(1)	3,280,502
2,500,000	2.81%, 12/15/2020(1)	2,496,728
	Hyundai Auto Receivables Trust
433,221	1.48%, 02/18/2020	432,439
520,000	2.55%, 04/15/2021	519,087
790,435	Mercedes-Benz Auto Lease Trust 1.53%, 08/15/2019	790,203
	Mercedes-Benz Auto Receivables Trust
745,295	1.26%, 02/16/2021	739,393
1,550,000	2.71%, 04/15/2021	1,548,958
1,960,000	OneMain Direct Auto Receivables Trust 2.31%, 12/14/2021(1)	1,949,508
	Prestige Auto Receivables Trust
78,642	1.46%, 07/15/2020(1)	78,599
545,817	1.80%, 11/16/2020(1)	544,502
1,045,000	2.97%, 12/15/2021(1)	1,044,978
	Santander Drive Auto Receivables Trust
1,726,157	1.87%, 12/15/2020	1,724,472
755,000	3.03%, 02/15/2022	754,373
	Securitized Term Auto Receivables Trust
320,422	1.78%, 01/27/2020(1)	319,586
1,500,000	2.21%, 06/25/2021(1)	1,481,942
2,500,000	2.81%, 12/29/2020(1)	2,497,579
183,106	Toyota Auto Receivables Owner Trust 1.30%, 04/15/2020	182,307
1,190,000	Volkswagen Auto Loan Enhanced Trust 2.81%, 07/20/2021	1,188,976
	Westlake Automobile Receivables Trust
111,889	1.78%, 04/15/2020(1)	111,828
418,880	1.80%, 07/15/2020(1)	417,875
1,267,549	2.24%, 12/15/2020(1)	1,263,563
1,185,000	2.84%, 09/15/2021(1)	1,183,999
	Wheels SPV LLC

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

$ 102,816	1.59%, 05/20/2025(1)	$102,497
418,692	1.88%, 04/20/2026(1)	415,145
480,000	3.06%, 04/20/2027(1)	479,460
1,340,000	World Omni Auto Receivables Trust 2.80%, 01/18/2022	1,338,968
	World Omni Automobile Lease Securitization Trust
374,593	1.68%, 12/16/2019	373,558
1,898,294	2.59%, 11/16/2020	1,894,972
1,420,000	2.96%, 06/15/2021	1,419,990

		89,035,715

	Asset-Backed - Credit Card - 4.6%
2,995,000	BA Credit Card Trust 1 mo. USD LIBOR + 0.380%, 2.54%, 06/15/2021(2)	2,997,995
	Barclays Dryrock Issuance Trust
1,750,000	2.41%, 07/15/2022	1,742,807
915,000	1 mo. USD LIBOR + 0.330%, 2.49%, 03/15/2023(2)	916,641
	Cabela’s Credit Card Master Note Trust
1,785,000	1.78%, 06/15/2022	1,771,647
3,000,000	1 mo. USD LIBOR + 0.450%, 2.61%, 07/15/2022(2)	3,006,275
2,500,000	Capital One Multi-Asset Execution Trust 1 mo. USD LIBOR + 0.450%, 2.61%, 02/15/2022(2)	2,505,552
1,815,000	CARDS Trust 1 mo. USD LIBOR + 0.370%, 2.53%, 04/18/2022(1)(2)	1,816,799
	Chase Issuance Trust
2,250,000	1.27%, 07/15/2021	2,224,579
6,000,000	1 mo. USD LIBOR + 0.420%, 2.58%, 11/15/2020(2)	6,003,069

		22,985,364

	Asset-Backed - Finance & Insurance - 5.9%
	CNH Equipment Trust
804,871	1.64%, 07/15/2020	803,395
1,379,333	1.84%, 03/15/2021	1,374,032
1,800,000	2.78%, 08/16/2021	1,798,503
1,570,000	2.93%, 12/15/2021	1,569,883
	DLL Securitization Trust
643,629	1.89%, 07/15/2020(1)	641,343
2,495,000	2.81%, 11/17/2020(1)	2,494,384
410,685	Engs Commercial Finance Trust 2.97%, 02/22/2021(1)(3)	409,974
	GMF Floorplan Owner Revolving Trust
2,675,000	1 mo. USD LIBOR + 0.430%, 2.59%, 07/15/2022(1)(2)	2,682,069
1,440,000	1 mo. USD LIBOR + 0.570%, 2.73%, 01/18/2022(1)(2)	1,445,268
	GreatAmerica Leasing Receivables Funding LLC
70,484	1.72%, 04/22/2019(1)	70,448
760,000	2.35%, 05/15/2020(1)	757,889
	John Deere Owner Trust
113,532	1.50%, 10/15/2019	113,451
207,549	1.59%, 04/15/2020	207,005
1,310,000	Kubota Credit Owner Trust 2.80%, 02/16/2021(1)	1,307,524
	MMAF Equipment Finance LLC
317,510	1.73%, 05/18/2020(1)	316,712
1,260,444	1.93%, 10/15/2020(1)	1,255,297
1,365,000	2.92%, 07/12/2021(1)	1,363,567
295,154	Nationstar HECM Loan Trust 2.76%, 02/25/2028(1)(4)(5)(6)	295,154
	New York City Tax Lien
701,388	1.87%, 11/10/2030(1)	691,965
4,865,000	3.22%, 11/10/2031(1)	4,859,663
	Verizon Owner Trust
1,767,330	1.42%, 01/20/2021(1)	1,759,012
730,000	1.92%, 12/20/2021(1)	720,490
905,000	2.06%, 09/20/2021(1)	896,785
936,007	Volvo Financial Equipment LLC 1.55%, 10/15/2019(1)	934,793

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

$ 230,000	Volvo Financial Equipment Master Owner Trust 1 mo. USD LIBOR + 0.500%, 2.56%, 11/15/2022(1)(2)	$230,620

		28,999,226

	Asset-Backed - Home Equity - 0.3%
1,328,769	New Residential Mortgage Loan Trust 4.00%, 08/27/2057(1)(4)	1,332,797

	Asset-Backed - Student Loan - 0.8%
	Navient Student Loan Trust
46,937	1 mo. USD LIBOR + 0.400%, 2.62%, 07/26/2066(1)(2)	46,943
106,050	1 mo. USD LIBOR + 0.480%, 2.70%, 03/25/2066(1)(2)	106,149
	SLM Student Loan Trust
749,660	3 mo. USD LIBOR + 0.090%, 2.43%, 10/25/2024(2)	749,310
748,599	3 mo. USD LIBOR + 0.120%, 2.46%, 01/25/2027(2)	746,453
763,106	1 mo. USD LIBOR + 0.520%, 2.74%, 03/25/2026(2)	764,926
1,399,660	1 mo. USD LIBOR + 0.600%, 2.82%, 11/25/2027(2)	1,405,748
401,987	SoFi Professional Loan Program LLC 1 mo. USD LIBOR + 1.600%, 3.82%, 06/25/2025(1)(2)	405,010

		4,224,539

	Commercial Mortgage - Backed Securities - 1.1%
1,365,000	FREMF Mortgage Trust 1 mo. USD LIBOR + 0.320%, 2.53%, 02/25/2020(2)	1,366,911
800,000	GS Mortgage Securities Corp. Trust 1 mo. USD LIBOR + 0.700%, 2.86%, 07/15/2032(1)(2)	799,999
500,000	JP Morgan Chase Commercial Mortgage Securities Trust 5.63%, 12/05/2027(1)	515,039
1,641,080	SG Residential Mortgage Trust 3.43%, 04/27/2048(1)(4)	1,635,336
1,087,119	Verus Securitization Trust 3.68%, 06/01/2058(1)(4)	1,087,026

		5,404,311

	Whole Loan Collateral CMO - 0.2%
224,229	OBX Trust 1 mo. USD LIBOR + 0.650%, 2.87%, 06/25/2057(1)(2)	224,323
592,334	Verus Securitization Trust 2.93%, 02/25/2048(1)(4)	584,280

		808,603

	Total Asset & Commercial Mortgage Backed Securities (cost $153,142,259)	$152,790,555

Corporate Bonds - 41.8%
	Aerospace/Defense - 0.3%
1,500,000	United Technologies Corp. 3 mo. USD LIBOR + 0.650%, 2.97%, 08/16/2021(2)	1,503,988

	Agriculture - 0.4%
1,750,000	Philip Morris International, Inc. 3 mo. USD LIBOR + 0.420%, 2.73%, 02/21/2020(2)	1,755,747

	Auto Manufacturers - 3.8%
2,000,000	American Honda Finance Corp. 2.00%, 11/13/2019	1,980,014
	Daimler Finance North America LLC
1,750,000	1.50%, 07/05/2019(1)	1,732,832
715,000	3 mo. USD LIBOR + 0.390%, 2.73%, 05/04/2020(1)(2)	716,522
	Ford Motor Credit Co. LLC
1,500,000	2.26%, 03/28/2019	1,494,840
2,500,000	3 mo. USD LIBOR + 0.830%, 3.16%, 03/12/2019(2)	2,502,519
1,000,000	General Motors Financial Co., Inc. 3 mo. USD LIBOR + 0.850%, 3.19%, 04/09/2021(2)	1,003,820
1,500,000	Harley-Davidson Financial Services, Inc. 2.25%, 01/15/2019(1)	1,497,926
1,250,000	Hyundai Capital America 3 mo. USD LIBOR + 0.940%, 3.26%, 07/08/2021(1)(2)	1,253,191
1,900,000	Nissan Motor Acceptance Corp. 3 mo. USD LIBOR + 0.390%, 2.78%, 09/28/2020(1)(2)	1,898,608

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

$ 1,500,000	PACCAR Financial Corp. 3 mo. USD LIBOR + 0.600%, 2.92%, 12/06/2018(2)	$1,501,540
	Toyota Motor Credit Corp.
1,000,000	2.20%, 01/10/2020	991,092
2,000,000	3 mo. USD LIBOR + 0.260%, 2.60%, 04/17/2020(2)	2,003,369

		18,576,273

	Beverages - 1.3%
5,000,000	Anheuser-Busch InBev Finance, Inc. 3 mo. USD LIBOR + 0.400%, 2.74%, 02/01/2019(2)	5,005,902
1,250,000	PepsiCo, Inc. 3 mo. USD LIBOR + 0.040%, 2.39%, 05/02/2019(2)	1,250,433

		6,256,335

	Biotechnology - 0.2%
1,205,000	Gilead Sciences, Inc. 1.85%, 09/20/2019	1,195,054

	Chemicals - 0.5%
1,250,000	Air Liquide Finance S.A. 1.38%, 09/27/2019(1)	1,230,915
1,450,000	EI du Pont de Nemours & Co. 3 mo. USD LIBOR + 0.530%, 2.87%, 05/01/2020(2)	1,458,724

		2,689,639

	Commercial Banks - 19.4%
	ABN Amro Bank N.V.
1,000,000	3 mo. USD LIBOR + 0.570%, 2.88%, 08/27/2021(1)(2)	1,002,121
2,200,000	3 mo. USD LIBOR + 0.640%, 2.97%, 01/18/2019(1)(2)	2,203,476
	Bank of America Corp.
1,500,000	3 mo. USD LIBOR + 0.650%, 2.99%, 10/01/2021(2)	1,509,030
2,000,000	3 mo. USD LIBOR + 1.040%, 3.38%, 01/15/2019(2)	2,005,874
1,750,000	Bank of Nova Scotia 1.65%, 06/14/2019	1,737,321
	BB&T Corp.
1,500,000	3 mo. USD LIBOR + 0.570%, 2.90%, 06/15/2020(2)	1,509,210
2,500,000	3 mo. USD LIBOR + 0.660%, 3.00%, 02/01/2019(2)	2,503,562
1,750,000	Canadian Imperial Bank of Commerce 3 mo. USD LIBOR + 0.315%, 2.66%, 02/02/2021(2)	1,751,486
	Capital One Financial Corp.
1,250,000	3 mo. USD LIBOR + 0.760%, 3.10%, 05/12/2020(2)	1,258,416
1,500,000	3 mo. USD LIBOR + 0.950%, 3.28%, 03/09/2022(2)	1,508,839
4,000,000	Citigroup, Inc. 3 mo. USD LIBOR + 0.770%, 3.11%, 04/08/2019(2)	4,013,020
1,500,000	Citizens Bank NA 3 mo. USD LIBOR + 0.540%, 2.86%, 03/02/2020(2)	1,504,682
2,070,000	Commonwealth Bank of Australia 3 mo. USD LIBOR + 0.640%, 2.98%, 11/07/2019(1)(2)	2,082,395
2,500,000	Credit Agricole S.A. 3 mo. USD LIBOR + 0.970%, 3.30%, 06/10/2020(1)(2)	2,528,300
	Danske Bank A/S
1,500,000	3 mo. USD LIBOR + 0.510%, 2.83%, 03/02/2020(1)(2)	1,497,046
2,000,000	3 mo. USD LIBOR + 0.580%, 2.90%, 09/06/2019(1)(2)	2,001,985
1,500,000	Deutsche Bank AG 3 mo. USD LIBOR + 0.970%, 3.31%, 07/13/2020(2)	1,494,200
1,500,000	DNB Bank ASA 3 mo. USD LIBOR + 0.370%, 2.77%, 10/02/2020(1)(2)	1,505,094
	Fifth Third Bank
500,000	2.20%, 10/30/2020	489,337
1,000,000	3 mo. USD LIBOR + 0.250%, 2.59%, 10/30/2020(2)	999,692
2,350,000	3 mo. USD LIBOR + 0.590%, 2.97%, 09/27/2019(2)	2,355,398
	Goldman Sachs Group, Inc.
3,500,000	3 mo. USD LIBOR + 1.170%, 3.48%, 11/15/2021(2)	3,539,988
2,000,000	3 mo. USD LIBOR + 1.160%, 3.51%, 04/23/2020(2)	2,025,400
	HSBC Holdings plc
1,785,000	3 mo. USD LIBOR + 0.600%, 2.92%, 05/18/2021(2)	1,788,457
750,000	3 mo. USD LIBOR + 0.650%, 2.98%, 09/11/2021(2)	750,954
	Huntington National Bank

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

$ 1,500,000	2.20%, 11/06/2018	$1,499,552
1,500,000	3 mo. USD LIBOR + 0.510%, 2.84%, 03/10/2020(2)	1,504,057
1,000,000	ING Bank N.V. 1.65%, 08/15/2019(1)	989,026
	JP Morgan Chase & Co.
3,000,000	3 mo. USD LIBOR + 0.630%, 2.97%, 01/28/2019(2)	3,005,840
1,500,000	3 mo. USD LIBOR + 0.680%, 3.00%, 06/01/2021(2)	1,508,350
1,000,000	KeyBank NA 1.60%, 08/22/2019	989,264
1,250,000	Manufacturers & Traders Trust Co. 3 mo. USD LIBOR + 0.270%, 2.61%, 01/25/2021(2)	1,250,151
3,000,000	Morgan Stanley 3 mo. USD LIBOR + 0.850%, 3.19%, 01/24/2019(2)	3,007,290
	PNC Bank NA
2,000,000	1.45%, 07/29/2019	1,978,629
870,000	1.70%, 12/07/2018	868,869
750,000	2.50%, 01/22/2021	736,645
	Regions Bank
1,500,000	3 mo. USD LIBOR + 0.380%, 2.72%, 04/01/2021(2)	1,500,256
1,000,000	3 mo. USD LIBOR + 0.500%, 2.84%, 08/13/2021(2)	1,000,777
3,000,000	Royal Bank of Canada 3 mo. USD LIBOR + 0.450%, 2.78%, 01/10/2019(2)	3,003,446
1,500,000	Santander UK plc 3 mo. USD LIBOR + 0.620%, 2.94%, 06/01/2021(2)	1,509,365
3,000,000	Societe Generale S.A. 3 mo. USD LIBOR + 1.080%, 3.42%, 10/01/2018(2)	3,000,000
	Sumitomo Mitsui Banking Corp.
1,000,000	2.51%, 01/17/2020	992,064
1,000,000	3 mo. USD LIBOR + 0.350%, 2.69%, 01/17/2020(2)	1,001,814
	SunTrust Bank
1,000,000	3 mo. USD LIBOR + 0.298%, 2.59%, 01/29/2021(2)	989,666
3,000,000	3 mo. USD LIBOR + 0.530%, 2.87%, 01/31/2020(2)	3,010,442
	Svenska Handelsbanken AB
1,250,000	3 mo. USD LIBOR + 0.360%, 2.69%, 09/08/2020(2)	1,252,398
1,250,000	3 mo. USD LIBOR + 0.470%, 2.78%, 05/24/2021(2)	1,253,955
1,665,000	3 mo. USD LIBOR + 0.490%, 2.81%, 09/06/2019(2)	1,670,364
2,250,000	Toronto-Dominion Bank 1.45%, 08/13/2019	2,224,505
875,000	U.S. Bancorp 3 mo. USD LIBOR + 0.490%, 2.80%, 11/15/2018(2)	875,149
	U.S. Bank NA
1,000,000	2.05%, 10/23/2020	979,392
1,775,000	3 mo. USD LIBOR + 0.290%, 2.60%, 05/21/2021(2)	1,777,828
1,250,000	3 mo. USD LIBOR + 0.320%, 2.66%, 01/24/2020(2)	1,253,194
	UBS AG
715,000	2.45%, 12/01/2020(1)	700,172
1,250,000	3 mo. USD LIBOR + 0.320%, 2.64%, 12/07/2018(1)(2)	1,250,355
800,000	3 mo. USD LIBOR + 0.580%, 2.91%, 06/08/2020(1)(2)	803,206
	Wells Fargo Bank NA
1,025,000	2.60%, 01/15/2021	1,007,735
2,000,000	3 mo. USD LIBOR + 0.650%, 2.97%, 12/06/2019(2)	2,011,672

		95,970,711

	Commercial Services - 0.2%
915,000	Equifax, Inc. 3 mo. USD LIBOR + 0.870%, 3.18%, 08/15/2021(2)	920,459

	Diversified Financial Services - 2.1%
1,250,000	AIG Global Funding 3 mo. USD LIBOR + 0.460%, 2.83%, 06/25/2021(1)(2)	1,252,075
1,000,000	American Express Co. 3 mo. USD LIBOR + 0.525%, 2.84%, 05/17/2021(2)	1,005,469
	American Express Credit Corp.
1,000,000	3 mo. USD LIBOR + 0.330%, 2.68%, 05/03/2019(2)	1,001,350
2,500,000	3 mo. USD LIBOR + 0.550%, 2.89%, 03/18/2019(2)	2,504,820
1,395,000	Private Export Funding Corp. 2.10%, 12/19/2019(1)	1,383,600

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

$ 1,465,000	Protective Life Global Funding 1.72%, 04/15/2019(1)	$1,457,108
1,700,000	Synchrony Financial 3 mo. USD LIBOR + 1.230%, 3.58%, 02/03/2020(2)	1,711,047

		10,315,469

	Electric - 1.1%
1,250,000	American Electric Power Co., Inc. 2.15%, 11/13/2020	1,223,351
1,250,000	Duke Energy Florida LLC 2.10%, 12/15/2019	1,242,470
1,500,000	NextEra Energy Capital Holdings, Inc. 3.34%, 09/01/2020	1,503,309
1,475,000	Pacific Gas & Electric Co. 3 mo. USD LIBOR + 0.230%, 2.54%, 11/28/2018(2)	1,473,828

		5,442,958

	Electronics - 0.6%
	Honeywell International, Inc.
1,000,000	1.80%, 10/30/2019	990,208
2,000,000	3 mo. USD LIBOR + 0.280%, 2.62%, 10/30/2019(2)	2,005,161

		2,995,369

	Food - 0.6%
1,500,000	JM Smucker Co. 2.20%, 12/06/2019	1,484,536
1,500,000	Kraft Heinz Foods Co. 3 mo. USD LIBOR + 0.570%, 2.91%, 02/10/2021(2)	1,501,522

		2,986,058

	Healthcare-Services - 1.2%
2,000,000	Halfmoon Parent, Inc. 3.20%, 09/17/2020(1)	1,992,660
490,000	Orlando Health OBL Group 2.28%, 10/01/2018	490,000
2,500,000	Roche Holdings, Inc. 3 mo. USD LIBOR + 0.340%, 2.73%, 09/30/2019(1)(2)	2,507,481
1,000,000	UnitedHealth Group, Inc. 1.95%, 10/15/2020	978,980

		5,969,121

	Insurance - 2.5%
440,000	Allstate Corp. 3 mo. USD LIBOR + 0.430%, 2.82%, 03/29/2021(2)	440,525
1,400,000	Jackson National Life Global Funding 3 mo. USD LIBOR + 0.250%, 2.63%, 12/27/2018(1)(2)	1,400,584
	MassMutual Global Funding II
1,500,000	1.55%, 10/11/2019(1)	1,482,192
704,000	1.95%, 09/22/2020(1)	688,774
	Metropolitan Life Global Funding I
2,460,000	1.75%, 12/19/2018(1)	2,456,574
795,000	2.40%, 01/08/2021(1)	779,966
2,000,000	SOFR + 0.570%, 2.73%, 09/07/2020(1)(2)	2,004,150
2,000,000	New York Life Global Funding 3 mo. USD LIBOR + 0.270%, 2.61%, 04/09/2020(1)(2)	2,007,137
1,000,000	Protective Life Global Funding 3 mo. USD LIBOR + 0.520%, 2.91%, 06/28/2021(1)(2)	1,001,546

		12,261,448

	Iron/Steel - 0.3%
1,500,000	Glencore Funding LLC 2.50%, 01/15/2019(1)	1,497,675

	IT Services - 0.9%
1,425,000	Apple, Inc. 3 mo. USD LIBOR + 0.070%, 2.41%, 05/11/2020(2)	1,425,394
	Hewlett Packard Enterprise Co.
2,000,000	2.10%, 10/04/2019(1)	1,980,510

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

$ 1,000,000	3 mo. USD LIBOR + 0.720%, 3.11%, 10/05/2021(2)	$1,000,962

		4,406,866

	Machinery-Construction & Mining - 0.6%
	Caterpillar Financial Services Corp.
1,000,000	2.00%, 11/29/2019	989,194
1,750,000	3 mo. USD LIBOR + 0.280%, 2.65%, 03/22/2019(2)	1,752,048

		2,741,242

	Machinery-Diversified - 0.6%
	John Deere Capital Corp.
2,000,000	3 mo. USD LIBOR + 0.300%, 2.63%, 03/13/2020(2)	2,004,575
1,125,000	3 mo. USD LIBOR + 0.290%, 2.66%, 06/22/2020(2)	1,127,118

		3,131,693

	Media - 0.5%
1,125,000	NBCUniversal Enterprise, Inc. 3 mo. USD LIBOR + 0.400%, 2.74%, 04/01/2021(1)(2)	1,127,437
1,315,000	Walt Disney Co. 0.88%, 07/12/2019	1,296,695

		2,424,132

	Miscellaneous Manufacturing - 0.6%
	Siemens Financieringsmaatschappij N.V.
1,700,000	3 mo. USD LIBOR + 0.320%, 2.65%, 09/13/2019(1)(2)	1,703,978
1,500,000	3 mo. USD LIBOR + 0.340%, 2.67%, 03/16/2020(1)(2)	1,504,261

		3,208,239

	Oil & Gas - 1.4%
980,000	BP Capital Markets plc 1.77%, 09/19/2019	969,826
1,500,000	Chevron Corp. 3 mo. USD LIBOR + 0.210%, 2.53%, 03/03/2020(2)	1,503,497
3,000,000	Equinor ASA 3 mo. USD LIBOR + 0.460%, 2.80%, 11/08/2018(2)	3,001,240
1,660,000	Phillips 66 3 mo. USD LIBOR + 0.750%, 3.09%, 04/15/2020(1)(2)	1,660,676

		7,135,239

	Oil & Gas Services - 0.2%
1,250,000	Schlumberger Finance Canada Ltd. 2.20%, 11/20/2020(1)	1,220,541

	Pharmaceuticals - 0.6%
	Bayer U.S. Finance LLC
900,000	2.13%, 07/15/2019(1)	893,228
1,500,000	3 mo. USD LIBOR + 0.630%, 3.00%, 06/25/2021(1)(2)	1,505,825
700,000	CVS Health Corp. 3 mo. USD LIBOR + 0.720%, 3.05%, 03/09/2021(2)	705,496

		3,104,549

	REITS - 0.4%
2,000,000	Boston Properties L.P. 5.88%, 10/15/2019	2,046,986

	Retail - 0.9%
2,000,000	Alimentation Couche-Tard, Inc. 2.35%, 12/13/2019(1)	1,980,651
1,100,000	Dollar Tree, Inc. 3 mo. USD LIBOR + 0.700%, 3.04%, 04/17/2020(2)	1,101,672
1,500,000	Home Depot, Inc. 3 mo. USD LIBOR + 0.150%, 2.47%, 06/05/2020(2)	1,503,480

		4,585,803

	Telecommunications - 0.3%
1,510,000	Juniper Networks, Inc. 3.13%, 02/26/2019	1,512,303

	Trucking & Leasing - 0.3%
1,375,000	Aviation Capital Group LLC 3 mo. USD LIBOR + 0.670%, 3.01%, 07/30/2021(1)(2)	1,379,821

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

	Total Corporate Bonds (cost $207,334,736)	$207,233,718

Municipal Bonds - 0.3%
	Transportation - 0.3%
$ 1,490,000	New York & New Jersey PA 2.29%, 09/15/2019	$1,481,939

	Total Municipal Bonds (cost $1,490,000)	$1,481,939

U.S. Government Agencies - 4.9%
	U.S. Government Agencies - 4.9%
	FHLB - 4.5%
$ 7,250,000	1.25%, 01/16/2019	$7,228,518
15,000,000	1.38%, 05/28/2019	14,889,450

		22,117,968

	FHLMC - 0.4%
$ 2,000,000	1 mo. USD LIBOR + 0.200%, 2.31%, 10/25/2019(2)	$2,000,214

		2,000,214

		24,118,182

	Total U.S. Government Agencies (cost $24,231,692)	$24,118,182

U.S. Government Securities - 16.0%
	U.S. Treasury Securities - 16.0%
	U.S. Treasury Notes - 16.0%
7,500,000	0.88%, 04/15/2019	7,437,890
11,250,000	1.00%, 03/15/2019	11,178,809
15,000,000	1.13%, 01/31/2019	14,940,811
10,000,000	1.25%, 11/15/2018	9,989,512
15,000,000	1.25%, 12/31/2018	14,963,589
10,000,000	1.25%, 06/30/2019	9,904,687
5,000,000	1.50%, 12/31/2018	4,990,920
6,000,000	1.50%, 05/31/2019	5,960,391

		79,366,609

		79,366,609

	Total U.S. Government Securities (cost $79,455,417)	$79,366,609

	Total Long-Term Investments (cost $465,654,104)	$464,991,003

Short-Term Investments - 6.1%
	Commercial Paper - 0.4%
2,000,000	Bank of Montreal 3 mo. USD LIBOR + 0.260%, 2.60%, 11/04/2019(2)(7)	2,002,146

	Other Investment Pools & Funds - 0.7%
3,612,271	Fidelity Institutional Government Fund, Institutional Class, 1.99%(8)	3,612,271

	U.S. Treasury Bills - 5.0%
15,000,000	2.45%, 08/15/2019(7)	14,670,903
10,000,000	2.57%, 09/12/2019(7)	9,761,164

		24,432,067

	Total Short-Term Investments (cost $30,059,060)	$30,046,484

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

Total Investments (cost $495,713,164)	100.0%	$495,037,487
Other Assets and Liabilities	0.0%	125,654

Total Net Assets	100.0%	$495,163,141

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

(1)

Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At September 30, 2018, the aggregate value of these securities was $140,254,868, which represented 28.3% of total net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2018.
(3)

This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At September 30, 2018, the aggregate value of this security was $409,974, which represented 0.1% of total net assets.

(4)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(5)

This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At September 30, 2018, the aggregate fair value of this security was $295,154, which represented 0.1% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(6)	Investment valued using significant unobservable inputs.
(7)	The rate shown represents current yield to maturity.
(8)	Current yield as of period end.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:

CMO	Collateralized Mortgage Obligation
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
LIBOR	London Interbank Offered Rate

Municipal Abbreviations:

PA	Port Authority

Currency Abbreviations:

USD	United States Dollar

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities	$152,790,555	$—	$152,495,401	$295,154
Corporate Bonds	207,233,718	—	207,233,718	—
Municipal Bonds	1,481,939	—	1,481,939	—
U.S. Government Agencies	24,118,182	—	24,118,182	—
U.S. Government Securities	79,366,609	—	79,366,609	—
Short-Term Investments	30,046,484	3,612,271	26,434,213	—

Total	$495,037,487	$3,612,271	$491,130,062	$295,154

(1)	For the period ended September 30, 2018, there were no transfers between any levels.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended September 30, 2018 is not presented.

Hartford Value HLS Fund
Schedule of Investments September 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 99.0%
	Banks - 15.1%
431,450	Bank of America Corp.	$12,710,517
183,125	Citigroup, Inc.	13,137,387
188,372	JP Morgan Chase & Co.	21,255,896
39,050	M&T Bank Corp.	6,425,287
65,840	PNC Financial Services Group, Inc.	8,966,750
212,235	Wells Fargo & Co.	11,155,072

		73,650,909

	Capital Goods - 7.4%
40,370	Caterpillar, Inc.	6,156,021
74,695	Eaton Corp. plc	6,478,297
103,120	Fortune Brands Home & Security, Inc.	5,399,363
49,225	Ingersoll-Rand plc	5,035,718
14,800	Lockheed Martin Corp.	5,120,208
56,810	United Technologies Corp.	7,942,606

		36,132,213

	Consumer Durables & Apparel - 0.9%
116,680	Newell Brands, Inc.	2,368,604
77,730	Skechers USA, Inc. Class A*	2,170,999

		4,539,603

	Consumer Services - 2.1%
71,773	Hilton Worldwide Holdings, Inc.	5,797,823
73,620	Norwegian Cruise Line Holdings Ltd.*	4,227,996

		10,025,819

	Diversified Financials - 3.0%
10,415	BlackRock, Inc.	4,908,902
23,780	Goldman Sachs Group, Inc.	5,332,427
189,970	Invesco Ltd.	4,346,514

		14,587,843

	Energy - 12.0%
186,880	Canadian Natural Resources Ltd.	6,103,501
116,105	Chevron Corp.	14,197,319
34,790	Concho Resources, Inc.*	5,314,173
74,190	EOG Resources, Inc.	9,464,418
74,495	Exxon Mobil Corp.	6,333,565
131,985	Halliburton Co.	5,349,352
82,920	Occidental Petroleum Corp.	6,813,536
28,220	Pioneer Natural Resources Co.	4,915,642

		58,491,506

	Food & Staples Retailing - 0.9%
147,610	US Foods Holding Corp.*	4,549,340

	Food, Beverage & Tobacco - 4.2%
70,026	British American Tobacco plc	3,264,647
69,633	Kraft Heinz Co.	3,837,475
125,310	Mondelez International, Inc. Class A	5,383,317
100,850	Philip Morris International, Inc.	8,223,309

		20,708,748

	Health Care Equipment & Services - 6.3%
17,960	Anthem, Inc.	4,921,938
124,432	Koninklijke Philips N.V.	5,671,793
88,856	Medtronic plc	8,740,765
21,105	UnitedHealth Group, Inc.	5,614,774
44,390	Zimmer Biomet Holdings, Inc.	5,835,953

		30,785,223

	Household & Personal Products - 0.8%
73,620	Unilever N.V.	4,089,591

	Insurance - 5.5%
87,225	American International Group, Inc.	4,643,859

Hartford Value HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

54,730	Chubb Ltd.	$7,314,117
55,770	Intact Financial Corp.	4,637,245
69,760	Marsh & McLennan Cos., Inc.	5,770,547
99,320	MetLife, Inc.	4,640,231

		27,005,999

	Materials - 4.0%
138,860	DowDuPont, Inc.	8,930,086
58,620	FMC Corp.	5,110,492
114,345	International Paper Co.	5,620,057

		19,660,635

	Media & Entertainment - 3.1%
340,120	Comcast Corp. Class A	12,043,649
98,390	Viacom, Inc. Class B	3,321,647

		15,365,296

	Pharmaceuticals, Biotechnology & Life Sciences - 8.7%
32,190	Allergan plc	6,131,551
143,470	AstraZeneca plc ADR	5,677,108
105,610	Bristol-Myers Squibb Co.	6,556,269
67,660	Eli Lilly & Co.	7,260,595
142,690	Merck & Co., Inc.	10,122,428
27,058	Roche Holding AG	6,543,038

		42,290,989

	Real Estate - 3.0%
165,390	Brixmor Property Group, Inc. REIT	2,895,979
53,950	Crown Castle International Corp. REIT	6,006,254
177,470	Park Hotels & Resorts, Inc. REIT	5,824,565

		14,726,798

	Retailing - 3.2%
25,140	Home Depot, Inc.	5,207,751
234,120	Qurate Retail, Inc.*	5,199,805
44,620	TJX Cos., Inc.	4,998,333

		15,405,889

	Semiconductors & Semiconductor Equipment - 5.7%
55,030	Analog Devices, Inc.	5,088,074
212,510	Intel Corp.	10,049,598
84,815	Maxim Integrated Products, Inc.	4,782,718
106,840	QUALCOMM, Inc.	7,695,685

		27,616,075

	Software & Services - 0.8%
53,520	Cognizant Technology Solutions Corp. Class A	4,129,068

	Technology Hardware & Equipment - 4.9%
273,450	Cisco Systems, Inc.	13,303,343
66,370	NetApp, Inc.	5,700,519
881,500	Nokia Oyj ADR	4,918,770

		23,922,632

	Telecommunication Services - 2.4%
220,080	Verizon Communications, Inc.	11,750,071

	Transportation - 1.3%
38,590	Union Pacific Corp.	6,283,610

	Utilities - 3.7%
37,160	Dominion Energy, Inc.	2,611,605
70,550	Edison International	4,774,824
112,285	Eversource Energy	6,898,790
21,195	NextEra Energy, Inc.	3,552,282

		17,837,501

	Total Common Stocks (cost $366,096,905)	$483,555,358

Hartford Value HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

	Total Long-Term Investments (cost $366,096,905)		$483,555,358

Short-Term Investments - 1.1%
	Other Investment Pools & Funds - 1.1%
5,493,485	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.01%(1)		$5,493,485

	Total Short-Term Investments (cost $5,493,485)		$5,493,485

	Total Investments (cost $371,590,390)	100.1%	$489,048,843
	Other Assets and Liabilities	(0.1)%	(423,135)

	Total Net Assets	100.0%	$488,625,708

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Hartford Value HLS Fund
Schedule of Investments – (continued) September 30, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Banks	$73,650,909	$73,650,909	$—	$—
Capital Goods	36,132,213	36,132,213	—	—
Consumer Durables & Apparel	4,539,603	4,539,603	—	—
Consumer Services	10,025,819	10,025,819	—	—
Diversified Financials	14,587,843	14,587,843	—	—
Energy	58,491,506	58,491,506	—	—
Food & Staples Retailing	4,549,340	4,549,340	—	—
Food, Beverage & Tobacco	20,708,748	17,444,101	3,264,647	—
Health Care Equipment & Services	30,785,223	25,113,430	5,671,793	—
Household & Personal Products	4,089,591	4,089,591	—	—
Insurance	27,005,999	27,005,999	—	—
Materials	19,660,635	19,660,635	—	—
Media & Entertainment	15,365,296	15,365,296	—	—
Pharmaceuticals, Biotechnology & Life Sciences	42,290,989	35,747,951	6,543,038	—
Real Estate	14,726,798	14,726,798	—	—
Retailing	15,405,889	15,405,889	—	—
Semiconductors & Semiconductor Equipment	27,616,075	27,616,075	—	—
Software & Services	4,129,068	4,129,068	—	—
Technology Hardware & Equipment	23,922,632	23,922,632	—	—
Telecommunication Services	11,750,071	11,750,071	—	—
Transportation	6,283,610	6,283,610	—	—
Utilities	17,837,501	17,837,501	—	—
Short-Term Investments	5,493,485	5,493,485	—	—

Total	$489,048,843	$473,569,365	$15,479,478	$—

(1)	For the period ended September 30, 2018, there were no transfers between any levels.

Hartford Series Fund, Inc. (the “Company”)

Notes to the Schedule of Investments

1.	Investment Valuation and Fair Value Measurements:

The net asset value per share (“NAV”) is determined for each class of each Fund’s shares as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the Exchange is open (“Valuation Date”). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, each Fund may treat such day as a typical business day and accept purchase and redemption orders and calculate each Fund’s NAV in accordance with applicable law. The net asset value for each class of shares of each Fund is determined by dividing the value of the Fund’s net assets attributable to a class of shares by the number of shares outstanding for that class. Information that becomes known to a Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

For purposes of calculating the NAV of each class of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.

If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of the Directors of the Company (the “Board of Directors”) (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund.

Fixed income investments (other than short-term obligations) held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days.

Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange (“Exchange Close”). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds, if any, are valued at the respective NAV of each open-end mutual fund on the Valuation

Date. Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Such open-end mutual funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.

U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors has approved procedures that govern the valuation of portfolio investments, including in circumstances where market quotes are not readily available. The Board of Directors has delegated the day-to-day responsibility for implementing these procedures to the Valuation Committee. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-adviser, as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Directors.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.

For information regarding a Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-annual or Annual Report.

2.	Securities Lending:

A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. If a Fund security is on loan, under the lending agreement, the borrower is required to deposit cash or liquid securities as collateral at least equal to 100% of the market value of the loaned securities; cash collateral is invested for the benefit of the Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned.

A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the risk that the principal value of the collateral invested may decline; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; and (vi) the risk that any efforts to restrict the securities for purposes of voting may not be effective. These events could also trigger adverse tax consequences for the Fund.

At September 30, 2018, the following Funds had securities on loan at value, cash collateral and non-cash collateral as follows:

Fund	Market Value of Securities on Loan(1)	Cash Collateral	Non - Cash Collateral(2)
Balanced HLS Fund	4,824,730	4,984,175	—
Capital Appreciation HLS Fund	24,576,864	12,714,144	13,340,655(3)
Healthcare HLS Fund	6,945,893	7,122,295	—
International Opportunities HLS Fund	49,010,675	46,722,508	5,341,629(3)
MidCap HLS Fund	8,878,316	8,927,631	—
MidCap Value HLS Fund	3,644,734	3,684,090	—
Small Company HLS Fund	7,775,629	7,941,288	—
Total Return Bond HLS Fund	10,144,398	10,496,860	—

(1)

It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract.

(2)	These securities are held for the benefit of the Fund at the Fund’s custodian. The Fund cannot repledge or resell this collateral.

(3)	U.S. Government securities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of September 30, 2018.

Balanced HLS Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Corporate Bonds	$4,984,175	$—	$—	$—	$4,984,175
Total Borrowings	$4,984,175	$—	$—	$—	$4,984,175
Gross amount of recognized liabilities for securities lending transactions					$4,984,175

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Capital Appreciation HLS Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$12,714,144	$—	$—	$—	$12,714,144
Total Borrowings	$12,714,144	$—	$—	$—	$12,714,144
Gross amount of recognized liabilities for securities lending transactions					$12,714,144

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Healthcare HLS Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$7,122,295	$—	$—	$—	$7,122,295

Total Borrowings	$7,122,295	$—	$—	$—	$7,122,295
Gross amount of recognized liabilities for securities lending transactions					$7,122,295

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

International Opportunities HLS Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$46,722,508	$—	$—	$—	$46,722,508
Total Borrowings	$46,722,508	$—	$—	$—	$46,722,508
Gross amount of recognized liabilities for securities lending transactions					$46,722,508

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

MidCap HLS Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$8,927,631	$—	$—	$—	$8,927,631
Total Borrowings	$8,927,631	$—	$—	$—	$8,927,631
Gross amount of recognized liabilities for securities lending transactions					$8,927,631

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

MidCap Value HLS Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$3,684,090	$—	$—	$—	$3,684,090
Total Borrowings	$3,684,090	$—	$—	$—	$3,684,090
Gross amount of recognized liabilities for securities lending transactions					$3,684,090

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Small Company HLS Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$7,941,288	$—	$—	$—	$7,941,288
Total Borrowings	$7,941,288	$—	$—	$—	$7,941,288
Gross amount of recognized liabilities for securities lending transactions					$7,941,288

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Total Return Bond HLS Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Corporate Bonds	$10,496,860	$—	$—	$—	$10,496,860
Total Borrowings	$10,496,860	$—	$—	$—	$10,496,860
Gross amount of recognized liabilities for securities lending transactions					$10,496,860

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HARTFORD SERIES FUND, INC.

Date: November 28, 2018	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: November 28, 2018	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Date: November 28, 2018	By:	/s/ Amy N. Furlong
Amy N. Furlong
Treasurer
(Principal Financial Officer and Principal Accounting Officer)